Consolidated Schedule of Investments (unaudited)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Cayman Islands(a)(b) — 0.4%
AGL CLO Ltd.
Series 2020-5A, Class A2R, (3-mo. CME Term SOFR + 1.66%), 6.94%, 07/20/34	USD	1,260	$ 1,266,899
Series 2020-5A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.24%, 07/20/34		1,752	1,752,194
AMMC CLO Ltd., Series 2018-22A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.00%, 04/25/31		375	375,032
Anchorage Capital CLO Ltd.
Series 2015-7A, Class AR3, (3-mo. CME Term SOFR + 1.56%), 6.89%, 04/28/37		250	251,400
Series 2019-11A, Class C1R2, (3-mo. CME Term SOFR + 2.40%), 7.74%, 07/22/37		730	729,816
Apidos CLO XX, Series 2015-20A, Class A2RR, (3-mo. CME Term SOFR + 1.81%), 7.10%, 07/16/31		400	401,275
Apidos CLO XXII, Series 2015-7A, Class A2, (3- mo. CME Term SOFR + 1.76%), 7.04%, 04/20/31		500	500,397
Apidos CLO XXIII, Series 2015-23A, Class B1R, (3-mo. CME Term SOFR + 1.86%), 7.16%, 04/15/33		250	250,313
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, (1-mo. Term SOFR + 1.46%), 6.79%, 11/15/36		460	455,745
ARES LII CLO Ltd., Series 2019-52A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 6.99%, 04/22/31		250	251,677
Ares LV CLO Ltd., Series 2020-55A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.26%, 07/15/34		2,786	2,785,056
Assurant CLO I Ltd., Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 2.41%), 7.69%, 10/20/34		720	721,269
Assurant CLO IV Ltd., Series 2019-4A, Class CR, (3-mo. CME Term SOFR + 2.66%), 7.94%, 04/20/30		500	500,430
Atrium XIII, Series 13A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.04%, 11/21/30		600	600,782
Bain Capital Credit CLO Ltd.
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.14%, 07/19/31		750	750,000
Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.24%, 07/19/34		2,425	2,424,038
Battalion CLO VIII Ltd., Series 2015-8A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 6.61%, 07/18/30		252	251,966
Battalion CLO X Ltd., Series 2016-10A, Class A2R2, (3-mo. CME Term SOFR + 1.81%), 7.09%, 01/25/35		1,465	1,463,214
Battalion CLO XI Ltd., Series 2017-11A, Class BR, (3-mo. CME Term SOFR + 1.98%), 7.26%, 04/24/34		712	712,723
Battalion CLO XX Ltd., Series 2021-20A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.74%, 07/15/34		1,848	1,852,193
Benefit Street Partners CLO Ltd., Series 2015- 6BR, Class A, (3-mo. CME Term SOFR + 1.45%), 6.73%, 07/20/34		250	250,349
Security		Par (000)	Value
Cayman Islands (continued)
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.14%, 10/22/30	USD	500	$ 500,840
Series 2014-2A, Class BR2, (3-mo. CME Term SOFR + 2.01%), 7.29%, 10/20/30		465	466,843
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.06%, 07/15/31		1,495	1,494,800
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.30%, 07/25/34		625	624,894
Canyon Capital CLO Ltd., Series 2016-1A, Class CR, (3-mo. CME Term SOFR + 2.16%), 7.46%, 07/15/31		250	250,244
Canyon CLO Ltd., Series 2020-3A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.26%, 01/15/34		250	250,066
Catskill Park CLO Ltd., Series 2017-1A, Class A1B, (3-mo. CME Term SOFR + 1.61%), 6.89%, 04/20/29		892	891,748
Cbam Ltd., Series 2018-7A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.64%, 07/20/31		192	192,082
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.65%, 07/17/31		199	199,405
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A2R, (3-mo. CME Term SOFR + 1.61%), 6.95%, 05/29/32		250	250,181
Chenango Park CLO Ltd., Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.81%), 7.11%, 04/15/30		1,143	1,146,417
CIFC Funding Ltd.
Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 2.01%), 7.30%, 07/16/30		250	250,250
Series 2013-4A, Class BRR, (3-mo. CME Term SOFR + 1.86%), 7.13%, 04/27/31		450	451,018
Series 2015-3A, Class BR, (3-mo. CME Term SOFR + 1.41%), 6.69%, 04/19/29		712	712,114
Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.86%), 7.14%, 04/20/31		250	250,553
Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.21%, 07/15/36		2,475	2,479,860
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.84%), 7.14%, 07/15/33		250	250,000
Dryden CLO Ltd.
Series 2018-55A, Class A1, (3-mo. CME Term SOFR + 1.28%), 6.58%, 04/15/31		203	203,196
Series 2018-65A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.14%, 07/18/30		250	250,361
Dryden Senior Loan Fund, Series 2016-45A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.26%, 10/15/30		250	250,554
Elmwood CLO II Ltd.
Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.69%, 04/20/34		650	650,550
Series 2019-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.19%, 04/20/34		975	974,975
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, (3-mo. CME Term SOFR + 1.23%), 6.53%, 10/15/30		246	246,535

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Cayman Islands (continued)
Galaxy XXVII CLO Ltd., Series 2018-28A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.66%, 07/15/31	USD	139	$ 139,369
GoldenTree Loan Management U.S. CLO Ltd., Series 2018-3A, Class B1, (3-mo. CME Term SOFR + 1.81%), 7.09%, 04/20/30		250	250,640
Greywolf CLO III Ltd., Series 2020-3RA, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.83%, 04/15/33		500	501,554
HPS Loan Management Ltd., Series 6A-2015, Class A1R, (3-mo. CME Term SOFR + 1.26%), 6.60%, 02/05/31		217	217,520
KKR CLO Ltd., Series 17, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.64%, 04/15/34		500	500,600
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 7.14%, 07/23/37		250	250,250
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 7.14%, 10/20/30		250	250,563
Neuberger Berman CLO XIV Ltd., Series 2012- 14A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 6.56%, 01/28/30		107	107,184
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, (3-mo. CME Term SOFR + 1.91%), 7.21%, 07/15/34		250	250,280
Neuberger Berman Loan Advisers CLO Ltd.
Series 2020-37A, Class BR, (3-mo. CME Term SOFR + 1.71%), 6.99%, 07/20/31		333	333,283
Series 2021-46A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.19%, 01/20/36		250	250,618
OCP CLO Ltd.
Series 2014-5A, Class A2R, (3-mo. CME Term SOFR + 1.66%), 6.94%, 04/26/31		450	449,483
Series 2014-7A, Class A2RR, (3-mo. CME Term SOFR + 1.91%), 7.19%, 07/20/29		250	250,316
Series 2020-19A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.24%, 10/20/34		500	500,681
Octagon Investment Partners Ltd.
Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.84%), 7.13%, 07/25/30		250	250,126
Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.21%, 07/15/36		800	797,960
Octagon Investment Partners XV Ltd., Series 2013- 1A, Class A2R, (3-mo. CME Term SOFR + 1.61%), 6.89%, 07/19/30		487	488,570
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A2R2, (3-mo. CME Term SOFR + 1.36%), 6.65%, 01/25/31		300	299,475
OHA Credit Funding Ltd.
Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.19%, 07/02/35		937	937,162
Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.58%, 02/24/37		250	250,181
OHA Credit Partners XIII Ltd., Series 2016-13A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.24%, 10/25/34		250	250,421
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.63%, 05/23/31		485	484,855
Security		Par (000)	Value
Cayman Islands (continued)
OHA Loan Funding Ltd. (continued)
Series 2016-1A, Class B1R2, (3-mo. CME Term SOFR + 1.70%), 7.04%, 07/20/37	USD	250	$ 250,249
Palmer Square CLO Ltd.
Series 2013-2A, Class A2R3, (3-mo. CME Term SOFR + 1.76%), 7.05%, 10/17/31		250	250,682
Series 2015-1A, Class A2R4, (3-mo. CME Term SOFR + 1.96%), 7.29%, 05/21/34		500	500,937
Park Avenue Institutional Advisers CLO Ltd.
Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 6.79%, 08/23/31		334	334,386
Series 2016-1A, Class A2R, (3-mo. CME Term SOFR + 1.81%), 7.13%, 02/14/34		500	498,375
Series 2019-1A, Class A2A, (3-mo. CME Term SOFR + 2.26%), 7.58%, 05/15/32		250	251,188
Pikes Peak CLO
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.72%, 07/24/31		398	398,761
Series 2021-8A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.71%, 07/20/34		600	600,826
Recette CLO Ltd., Series 2015-1A, Class BRR, (3-mo. CME Term SOFR + 1.66%), 6.94%, 04/20/34		250	250,178
Regatta VII Funding Ltd., Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.41%), 6.76%, 06/20/34		450	450,438
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.01%, 01/15/34		350	350,274
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A, (3-mo. CME Term SOFR + 1.91%), 7.19%, 04/20/34		500	500,191
Series 2017-2A, Class BR, (3-mo. CME Term SOFR + 1.76%), 7.06%, 10/15/29		500	499,732
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.69%, 05/20/31		175	174,927
Romark CLO II Ltd., Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.14%), 6.42%, 07/25/31		206	206,535
RR Ltd., Series 2024-28R, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.85%, 04/15/37		5,718	5,747,990
RRX Ltd.
Series 2021-4A, Class A2, (3-mo. CME Term SOFR + 2.11%), 7.41%, 07/15/34		500	503,792
Series 2021-5A, Class A2, (3-mo. CME Term SOFR + 2.06%), 7.36%, 07/15/34		350	352,427
Signal Peak CLO Ltd.
Series 2018-5A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.83%, 04/25/37		300	301,578
Series 2020-8A, Class A, (3-mo. CME Term SOFR + 1.53%), 6.81%, 04/20/33		250	250,329
Series 2020-8A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.19%, 04/20/33		300	300,514
Sound Point CLO XV Ltd., Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.76%), 7.04%, 01/23/29		15	14,557
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 6.68%, 01/15/34		500	500,784
Series 2016-6A, Class BR2, (3-mo. CME Term SOFR + 1.76%), 7.06%, 01/15/34		500	500,488

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Cayman Islands (continued)
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.21%, 07/15/34	USD	700	$ 701,109
Trestles CLO III Ltd., Series 2020-3A, Class A1, (3-mo. CME Term SOFR + 1.59%), 6.87%, 01/20/33		2,489	2,491,693
Trimaran CAVU Ltd., Series 2019-1A, Class B, (3-mo. CME Term SOFR + 2.46%), 7.74%, 07/20/32		500	501,185
Trinitas CLO XIV Ltd.
Series 2020-14A, Class BR, (3-mo. CME Term SOFR + 1.95%), 7.23%, 01/25/34		1,070	1,068,338
Series 2020-14A, Class CR, (3-mo. CME Term SOFR + 2.40%), 7.68%, 01/25/34		940	942,709
Voya CLO Ltd.
Series 2013-3A, Class A1RR, (3-mo. CME Term SOFR + 1.41%), 6.69%, 10/18/31		165	165,582
Series 2017-3A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 6.58%, 04/20/34		250	250,423
Series 2018-3A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 6.50%, 10/15/31		221	221,368
Whitebox CLO I Ltd., Series 2019-1A, Class BRR, (3-mo. CME Term SOFR + 1.75%), 7.09%, 07/24/36		1,200	1,201,799
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R, (3-mo. CME Term SOFR + 1.48%), 6.76%, 10/24/34		1,390	1,391,354
Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.29%, 10/24/34		726	729,928
			63,450,971
Ireland — 0.1%
AB Carval Euro CLO II-C DAC, Series 2X, Class D, 02/15/37(a)(c)(d)	EUR	2,350	2,543,287
Avoca CLO XV DAC, Series 15X, Class B2R, (3- mo. EURIBOR + 1.05%), 4.74%, 04/15/31(a)(c)		134	144,271
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3-mo. EURIBOR + 1.60%), 5.29%, 04/15/33(a)(c)		593	640,389
Harvest CLO XVIII DAC, Series 18X, Class B, (3- mo. EURIBOR + 1.20%), 4.89%, 10/15/30(c)		662	716,283
Harvest CLO XXXII DAC, Series 2032X, Class D, (3-mo. EURIBOR + 3.60%), 7.30%, 07/25/37(a)(c)		2,002	2,176,398
Holland Park CLO DAC, Series 1X, Class A1RR, (3-mo. EURIBOR + 0.92%), 4.74%, 11/14/32(a)(c)		390	422,230
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5A, Class BR, (3-mo. EURIBOR + 1.90%), 5.59%, 01/21/35(a)(b)		590	640,593
OAK Hill European Credit Partners VI DAC, Series 2017-6X, Class B1, (3-mo. EURIBOR + 1.20%), 4.89%, 01/20/32(a)(c)		456	493,059
OCP Euro CLO DAC, Series 2017-2X, Class B, (3-mo. EURIBOR + 1.35%), 5.04%, 01/15/32(a)(c)		456	493,812
Palmer Square European Loan Funding DAC, Series 2024-2X, Class D, 05/15/34(a)(c)(d)		2,400	2,597,400
Penta CLO DAC, Series 2024-17X, Class D, 08/15/38(a)(c)(d)		2,210	2,391,772
Security		Par (000)	Value
Ireland (continued)
Prodigy Finance DAC(a)(b)
Series 2021-1A, Class B, (1-mo. Term SOFR + 2.61%), 7.96%, 07/25/51	USD	501	$ 503,672
Series 2021-1A, Class C, (1-mo. Term SOFR + 3.86%), 9.21%, 07/25/51		290	292,718
Series 2021-1A, Class D, (1-mo. Term SOFR + 6.01%), 11.36%, 07/25/51		190	193,388
Tikehau CLO XII DAC, Series 2012X, Class D, 10/20/38(a)(c)(d)	EUR	3,828	4,142,853
			18,392,125
United Kingdom — 0.0%
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(c)	GBP	1,791	2,356,388
United States — 1.0%
AccessLex Institute, Series 2007-A, Class A3, (3- mo. CME Term SOFR + 0.56%), 5.90%, 05/25/36(a)	USD	1,147	1,131,828
AIMCO CLO, Series 2018-AA, Class B, (3-mo. CME Term SOFR + 1.66%), 6.95%, 04/17/31(a)(b)		466	467,129
Apidos CLO XV, Series 2013-15A, Class A1RR, (3-mo. CME Term SOFR + 1.27%), 6.55%, 04/20/31(a)(b)		896	897,638
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(b)		730	718,203
Clear Creek CLO, Series 2015-1A, Class AR, (3- mo. CME Term SOFR + 1.46%), 6.74%, 10/20/30(a)(b)		70	69,543
College Avenue Student Loans LLC, Series 2021-B, Class D, 3.78%, 06/25/52(b)		178	160,293
Cook Park CLO Ltd., Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.66%), 6.95%, 04/17/30(a)(b)		1,148	1,149,355
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 05/20/48(b)		3,183	2,532,759
GreenSky Home Improvement Trust(b)
Series 2024-1, Class A4, 5.67%, 07/25/59		12,834	12,833,449
Series 2024-1, Class B, 07/25/59(d)		997	996,932
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B2, (30-day Avg SOFR + 1.40%), 6.74%, 05/20/32(a)(b)		6,227	6,241,339
Lendmark Funding Trust, Series 2021-2A, Class D, 4.46%, 04/20/32(b)		2,210	1,937,956
Mariner Finance Issuance Trust(b)
Series 2020-AA, Class A, 2.19%, 08/21/34		868	861,488
Series 2024-A, Class A, 09/22/36(d)		5,203	5,202,361
Series 2024-A, Class D, 09/22/36(d)		861	860,838
Navient Private Education Refi Loan Trust(b)
Series 2021-DA, Class A, (Prime - 1.99%), 6.51%, 04/15/60(a)		7,718	7,424,949
Series 2021-DA, Class B, 2.61%, 04/15/60		1,833	1,624,774
Series 2021-DA, Class C, 3.48%, 04/15/60		7,450	6,711,190
Series 2021-DA, Class D, 4.00%, 04/15/60		2,370	2,187,924
Series 2024-A, Class A, 5.66%, 10/15/72		15,779	16,063,730
Nelnet Student Loan Trust(b)
Series 2021-A, Class D, 4.93%, 04/20/62		6,030	5,104,331
Series 2021-BA, Class C, 3.57%, 04/20/62		6,450	5,336,852
Series 2021-CA, Class C, 3.36%, 04/20/62		850	704,006
Pagaya AI Debt Selection Trust, Series 2021-2, Class A, 3.00%, 01/25/29(b)		1,604	1,571,858

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class A2R, (3-mo. CME Term SOFR + 2.06%), 7.39%, 08/23/31(a)(b)	USD	611	$ 612,477
Progress Residential, Series 2021-SFR3, Class F, 3.44%, 05/17/26(b)		2,736	2,550,298
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33(b)(e)		27,070	24,668,891
Republic Finance Issuance Trust, Series 2024-A, Class A, 5.91%, 08/20/32(b)		8,036	8,092,439
Sesac Finance LLC, Series 2019-1, Class A2, 5.22%, 07/25/49(b)		948	933,760
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1-mo. Term SOFR + 4.86%), 10.19%, 10/15/41(a)(b)		10,344	10,804,401
SMB Private Education Loan Trust(b)
Series 2021-A, Class C, 2.99%, 01/15/53		9,122	7,758,275
Series 2021-C, Class B, 2.30%, 01/15/53		1,367	1,298,963
Series 2021-C, Class C, 3.00%, 01/15/53		815	697,455
Series 2021-C, Class D, 3.93%, 01/15/53		285	255,175
SoFi Personal Loan Term(b)
Series 2023-1, Class A, 6.00%, 11/12/30		11,150	11,232,561
Series 2023-1, Class R1, 1.00%, 11/12/30		163	8,002,560
Series 2024-1, Class A, 6.06%, 02/12/31		11,152	11,240,452
Series 2024-1, Class R1, 0.00%, 02/12/31		148	6,386,345
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(b)		5,216	5,387,855
			182,712,632
Total Asset-Backed Securities — 1.5% (Cost: $276,089,203)			266,912,116

	Shares
Common Stocks
Australia — 0.6%
BHP Group Ltd., Class DI	435,734	12,102,488
Brambles Ltd.	475,485	4,847,414
Coles Group Ltd.	661,670	7,841,893
Glencore PLC	8,893,889	49,350,744
Macquarie Group Ltd.	54,678	7,525,096
Medibank Pvt Ltd.	538,505	1,401,913
Quintis HoldCo. Pty. Ltd.(e)(f)	43,735,802	286
Rio Tinto Ltd.	49,830	3,829,042
Wesfarmers Ltd.	130,530	6,299,664
Woolworths Group Ltd.	403,247	9,098,530
		102,297,070
Belgium — 0.1%
Ageas SA/NV	16,910	807,304
Syensqo SA	82,559	7,300,509
		8,107,813
Brazil — 0.1%
Ambev SA	2,134,106	4,369,217
B3 SA - Brasil Bolsa Balcao	5,566,088	10,677,237
Banco do Brasil SA	724,742	3,401,943
BB Seguridade Participacoes SA	229,462	1,426,797
Embraer SA(g)	449,551	3,482,021
Lojas Renner SA	554,400	1,299,708
		24,656,923
Security	Shares	Value
Canada — 1.6%
Algoma Steel Group, Inc.	228,191	$ 2,019,490
Barrick Gold Corp.	552,440	10,235,335
Cameco Corp.	1,179,302	53,646,448
Canadian Natural Resources Ltd.	72,665	2,579,972
Enbridge, Inc.	1,732,137	64,824,191
Fairfax Financial Holdings Ltd.	3,112	3,670,048
Franco-Nevada Corp.	126,939	16,358,227
Lionsgate Studios Corp.(g)(h)	255,590	1,847,916
Magna International, Inc.	65,875	2,923,377
Nutrien Ltd.	52,596	2,697,514
Power Corp. of Canada	715,768	20,716,394
Shopify, Inc., Class A(g)	121,555	7,444,820
Suncor Energy, Inc.	1,882,681	75,189,969
Thomson Reuters Corp.	7,942	1,287,091
Toronto-Dominion Bank	123,568	7,296,925
		272,737,717
China — 1.1%
Anhui Gujing Distillery Co. Ltd., Class B	14,700	196,001
Beijing Kingsoft Office Software, Inc., Class A	68,056	1,986,633
BYD Co. Ltd., Class H	2,491,196	73,751,264
Contemporary Amperex Technology Co. Ltd., Class A	832,499	21,457,177
CSPC Pharmaceutical Group Ltd.	1,850,000	1,376,115
Great Wall Motor Co. Ltd., Class A	2,005,841	6,556,663
Great Wall Motor Co. Ltd., Class H	250,500	342,027
Haidilao International Holding Ltd.(b)(h)	1,938,000	3,143,316
JD.com, Inc., Class A	225,847	2,977,928
Lenovo Group Ltd.	1,376,000	1,782,209
Li Auto, Inc., Class A(g)	657,765	6,434,396
Nongfu Spring Co. Ltd., Class H(b)	1,083,137	4,207,616
Prosus NV	481,705	16,803,451
Seres Group Co. Ltd., Class A(g)	105,100	1,160,932
Shenzhen Transsion Holdings Co. Ltd., Class A	520,497	5,832,036
Tencent Holdings Ltd.	786,906	36,312,922
Weichai Power Co. Ltd., Class A	3,225,700	6,173,102
Weichai Power Co. Ltd., Class H	1,061,000	1,698,074
Xiaomi Corp., Class B(b)(g)	1,027,200	2,206,251
Yum China Holdings, Inc.	97,316	2,942,836
		197,340,949
Colombia — 0.0%
Bancolombia SA, ADR	10,367	345,428
Czech Republic — 0.0%
Komercni Banka A/S	15,324	529,415
Moneta Money Bank A/S(b)	62,071	284,350
		813,765
Denmark — 0.7%
AP Moller - Maersk A/S, Class B	3,836	6,346,041
Carlsberg A/S, Class B	22,331	2,696,623
Genmab A/S(g)	6,303	1,780,419
Novo Nordisk A/S, Class B	715,837	94,843,309
Novonesis (Novozymes) B, Class B	29,752	1,893,930
Vestas Wind Systems A/S(g)	448,475	11,098,428
		118,658,750
Finland — 0.1%
Elisa OYJ	138,580	6,452,481
Kone OYJ, Class B	48,954	2,499,816
		8,952,297
France — 1.8%
Accor SA	722,328	27,797,433
AXA SA	360,520	12,657,786

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
BNP Paribas SA	11,229	$ 769,341
Carrefour SA	509,500	7,600,329
Cie de Saint-Gobain SA	711,896	61,070,522
Dassault Systemes SE	187,868	7,121,844
Edenred SE	87,712	3,652,219
EssilorLuxottica SA	283,718	64,925,931
Hermes International SCA	7,241	15,824,008
La Francaise des Jeux SAEM, Class A(b)	87,486	3,394,345
LVMH Moet Hennessy Louis Vuitton SE	108,319	76,404,129
SCOR SE	41,985	898,575
TotalEnergies SE	488,548	32,960,521
Valeo SE	134,931	1,541,878
		316,618,861
Georgia — 0.0%
Bank of Georgia Group PLC	7,853	461,672
Germany — 0.9%
adidas AG, Class N	225,301	56,459,813
BASF SE	111,478	5,190,097
Bayer AG, Registered Shares	53,612	1,594,994
Bayerische Motoren Werke AG	114,873	10,654,370
CTS Eventim AG & Co. KGaA	42,851	3,774,477
Evonik Industries AG	234,543	4,749,894
Fresenius Medical Care AG	76,692	2,959,379
Heidelberg Materials AG	29,883	3,113,186
Mercedes-Benz Group AG, Class N	515,533	34,079,011
MTU Aero Engines AG, Class N	36,919	10,454,118
Northern Data AG(g)	13,289	302,009
Rational AG	3,040	2,661,146
RWE AG	520,538	19,426,947
Symrise AG	46,141	5,815,213
		161,234,654
Greece — 0.0%
Athens International Airport SA	103,978	895,965
National Bank of Greece SA	317,729	2,788,722
OPAP SA, Class R	26,346	459,344
Piraeus Financial Holdings SA	40,248	170,046
		4,314,077
Hong Kong — 0.2%
AIA Group Ltd.	3,705,203	24,783,568
Prudential PLC	292,095	2,635,978
		27,419,546
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	119,078	928,154
OTP Bank Nyrt	14,709	754,006
		1,682,160
India — 0.2%
Aditya Birla Capital Ltd.(g)	513,421	1,393,783
Axis Bank Ltd.	86,936	1,214,435
Bharat Electronics Ltd.	230,900	873,700
Bharat Petroleum Corp. Ltd.	193,966	813,586
Cipla Ltd.	88,513	1,635,542
Eicher Motors Ltd.	16,370	972,118
GAIL India Ltd.	499,325	1,440,178
Godrej Consumer Products Ltd.	87,205	1,503,817
Hero MotoCorp Ltd.	15,787	1,037,169
Hindustan Aeronautics Ltd.	46,643	2,748,772
IndusInd Bank Ltd.	75,231	1,285,871
InterGlobe Aviation Ltd.(b)(g)	14,550	778,076
JSW Energy Ltd., Class A	96,056	837,731
Security	Shares	Value
India (continued)
Kotak Mahindra Bank Ltd.	464,923	$ 10,072,066
Larsen & Toubro Ltd.	20,866	952,895
Maruti Suzuki India Ltd.	6,482	1,017,049
Reliance Industries Ltd.	45,762	1,649,831
Think & Learn Private Ltd., Class J-B, (Acquired 12/11/20, Cost: $8,580,000)(e)(i)	5,720	—
UltraTech Cement Ltd.	12,184	1,732,354
		31,958,973
Indonesia — 0.1%
Astra International Tbk PT	2,134,400	620,453
Bank Central Asia Tbk PT	9,902,800	6,257,766
Bank Mandiri Persero Tbk PT	1,159,900	457,452
Bank Syariah Indonesia Tbk PT	10,975,300	1,756,602
Ciputra Development Tbk PT	10,115,400	780,740
		9,873,013
Ireland — 0.1%
Kingspan Group PLC	96,492	9,028,195
Italy — 1.4%
Coca-Cola HBC AG, Class DI	86,432	3,153,896
Ferrari NV	66,806	27,495,519
FinecoBank Banca Fineco SpA	64,547	1,095,764
Intesa Sanpaolo SpA	21,955,330	89,156,911
Mediobanca Banca di Credito Finanziario SpA	530,712	8,615,174
Snam SpA	448,635	2,143,858
UniCredit SpA	2,564,345	105,329,702
Wizz Air Holdings PLC(b)(g)	35,546	876,469
		237,867,293
Japan — 3.9%
Bridgestone Corp.	45,100	1,838,891
Canon, Inc.	20,000	626,034
Daiichi Sankyo Co. Ltd.	453,427	18,467,022
Daikin Industries Ltd.	64,421	9,341,467
Ebara Corp.	220,500	3,157,673
FANUC Corp.	216,164	6,408,560
Fast Retailing Co. Ltd.	32,900	9,068,844
FUJIFILM Holdings Corp.	762,109	18,119,848
GMO Payment Gateway, Inc.	51,200	2,935,003
Hoya Corp.	583,450	73,106,713
Inpex Corp.	48,500	748,912
Isetan Mitsukoshi Holdings Ltd.	105,200	2,092,986
Ito En Ltd.	199,227	4,723,233
Kakaku.com, Inc.	55,300	773,066
Kansai Paint Co. Ltd.	373,486	6,133,907
Kawasaki Kisen Kaisha Ltd.	426,000	6,545,553
Keyence Corp.	161,029	70,411,560
Kobayashi Pharmaceutical Co. Ltd.	23,795	957,169
Komatsu Ltd.	726,900	20,664,004
Kuraray Co. Ltd.	61,100	747,194
Kyushu Railway Co.	229,000	6,112,509
Makita Corp.	149,614	4,931,640
Mazda Motor Corp.	608,700	5,250,291
MEIJI Holdings Co. Ltd.	62,908	1,588,702
Mitsubishi Electric Corp.	673,579	11,223,016
Mitsubishi Estate Co. Ltd.	77,100	1,314,087
Mitsubishi UFJ Financial Group, Inc.	6,150,500	71,040,430
Mitsui & Co. Ltd.	2,460,200	57,086,199
Mitsui High-Tec, Inc.	82,700	645,140
Mitsui OSK Lines Ltd.	477,300	15,160,552
Mizuho Financial Group, Inc.	147,300	3,367,299
Money Forward, Inc.(g)	89,500	2,990,725

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
MS&AD Insurance Group Holdings, Inc.	562,300	$ 13,255,962
NET One Systems Co. Ltd.	76,492	1,545,618
NIDEC Corp.	113,900	5,010,537
Nintendo Co. Ltd.	48,200	2,663,454
Nippon Paint Holdings Co. Ltd.	1,596,196	10,189,274
Nippon Steel Corp.	117,400	2,549,035
Nippon Yusen KK	170,100	5,481,282
Nomura Research Institute Ltd.	447,930	13,828,357
Ono Pharmaceutical Co. Ltd.	164,900	2,432,658
Oracle Corp. Japan	3,100	253,050
Panasonic Holdings Corp.	1,365,500	11,185,054
Rakus Co. Ltd.	522,495	7,320,385
Santen Pharmaceutical Co. Ltd.	174,207	2,090,690
SCREEN Holdings Co. Ltd.	64,200	5,440,289
Sekisui House Ltd.	123,000	3,081,928
Shiseido Co. Ltd.	138,100	4,315,824
SMC Corp.	82,900	40,336,252
Socionext, Inc.	89,400	1,805,311
Sojitz Corp.	207,600	4,910,377
Sompo Holdings, Inc.	433,900	9,893,751
Sumitomo Metal Mining Co. Ltd.	12,200	372,028
Takeda Pharmaceutical Co. Ltd.	39,300	1,103,319
TDK Corp.	36,500	2,546,324
TIS, Inc.	54,500	1,167,468
Tokyo Electric Power Co. Holdings, Inc.(g)	556,300	2,786,373
Tokyo Electron Ltd.	21,500	4,498,818
Toyo Tire Corp.	74,673	1,218,353
Toyota Motor Corp.	2,798,600	53,763,219
Toyota Tsusho Corp.	194,100	3,880,645
Trend Micro, Inc./Japan	115,338	5,528,437
Yamaha Motor Co. Ltd.	395,599	3,683,808
		665,716,109
Jordan — 0.0%
Hikma Pharmaceuticals PLC	102,342	2,502,247
Kampuchea, Democratic — 0.0%
NagaCorp Ltd.(g)	970,000	467,451
Kazakhstan — 0.0%
Kaspi.KZ JSC, ADR	34,729	4,519,285
Luxembourg — 0.0%
ArcelorMittal SA(g)	132,011	3,005,981
Macau — 0.0%
Sands China Ltd.(g)	700,000	1,312,244
Wynn Macau Ltd.	5,923,060	4,375,336
		5,687,580
Malaysia — 0.0%
CIMB Group Holdings Bhd	249,900	404,070
Frontken Corp. Bhd.	700,800	657,490
		1,061,560
Mexico — 0.1%
Cemex SAB de CV	9,354,980	6,045,513
Fomento Economico Mexicano SAB de CV	84,540	933,565
Grupo Aeroportuario del Sureste SAB de CV, Class B	66,629	2,009,134
Grupo Financiero Banorte SAB de CV, Class O	353,058	2,645,614
Southern Copper Corp.	21,111	2,250,644
Wal-Mart de Mexico SAB de CV	1,433,235	4,766,424
		18,650,894
Security	Shares	Value
Netherlands — 1.5%
ABN AMRO Bank NV(b)	262,002	$ 4,573,730
Argenx SE(g)	944	482,654
ASML Holding NV	150,190	139,852,619
ING Groep NV	3,524,596	63,974,743
ING Groep NV, ADR	168,845	3,061,160
Koninklijke Ahold Delhaize NV	441,838	14,233,895
Koninklijke KPN NV	3,114,871	12,273,165
Koninklijke Vopak NV	118,790	5,306,715
Universal Music Group NV	23,358	556,492
Wolters Kluwer NV, Class C	37,655	6,303,796
		250,618,969
New Zealand — 0.0%
Xero Ltd.(g)	62,952	5,736,007
Norway — 0.1%
Equinor ASA	376,792	9,977,526
Peru — 0.0%
Credicorp Ltd.	37,638	6,422,548
Philippines — 0.0%
Ayala Land, Inc.	1,671,600	846,316
Bloomberry Resorts Corp.(g)	6,247,000	885,007
International Container Terminal Services, Inc.	77,250	471,105
Metropolitan Bank & Trust Co.	463,780	545,735
		2,748,163
Poland — 0.0%
LPP SA	119	456,239
Powszechna Kasa Oszczednosci Bank Polski SA	45,885	681,917
Powszechny Zaklad Ubezpieczen SA	411,618	5,040,723
		6,178,879
Portugal — 0.0%
Jeronimo Martins SGPS SA	41,646	727,903
Saudi Arabia — 0.0%
Abdullah Al Othaim Markets Co.	289,421	903,075
Elm Co.	2,653	647,000
Etihad Etisalat Co.	73,580	1,022,053
Riyadh Cables Group Co.	12,856	335,120
Saudi Basic Industries Corp.	30,178	633,819
Saudi National Bank	177,532	1,793,847
Yanbu National Petrochemical Co.	53,597	577,840
		5,912,754
Singapore — 0.0%
Sea Ltd., Class A, ADR(g)	5,743	377,315
STMicroelectronics NV	37,500	1,239,856
UOL Group Ltd.	234,954	949,289
		2,566,460
South Africa — 0.1%
Anglo American PLC	78,727	2,386,712
Capitec Bank Holdings Ltd.	12,464	1,943,835
FirstRand Ltd.	538,681	2,420,516
Kumba Iron Ore Ltd.	79,506	1,734,355
		8,485,418
South Korea — 0.4%
Doosan Enerbility Co. Ltd.(g)(h)	553,332	7,620,884
Fila Holdings Corp.	20,577	645,994
GS Engineering & Construction Corp.(g)	86,904	1,259,442
HD Hyundai Infracore Co. Ltd.	398,034	2,318,739
Hyundai Motor Co.	17,267	3,146,909
KakaoBank Corp.	238,542	3,746,720
Krafton, Inc.(g)	6,721	1,449,172

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Meritz Financial Group, Inc.	4,311	$ 265,712
NAVER Corp.	29,362	3,744,900
Orion Corp./Republic of Korea	20,126	1,289,706
Samsung C&T Corp.	5,876	669,288
Samsung Electronics Co. Ltd.	65,773	4,055,709
Samsung Life Insurance Co. Ltd.	16,371	1,155,392
SK Hynix, Inc.	293,115	42,039,575
		73,408,142
Spain — 0.8%
Amadeus IT Group SA	18,517	1,219,545
Banco Bilbao Vizcaya Argentaria SA	2,114,399	22,161,463
Banco de Sabadell SA	900,284	1,899,819
Banco Santander SA	234,459	1,131,065
Cellnex Telecom SA(b)	2,166,795	75,570,676
Industria de Diseno Textil SA	127,493	6,194,740
Puig Brands SA, Class B(g)	1,236,716	34,531,643
Repsol SA	209,169	2,983,361
		145,692,312
Sweden — 0.4%
Assa Abloy AB, Class B	420,129	12,794,734
Boliden AB	84,326	2,578,908
Evolution AB(b)	52,240	5,060,449
SSAB AB, A Shares	199,977	1,031,720
SSAB AB, B Shares	486,853	2,467,715
Telia Co. AB	2,487,869	7,230,674
Trelleborg AB, Class B	223,582	8,308,882
Volta Trucks, Series C, (Acquired 02/22/22, Cost: $3,635,023)(e)(i)	30,817	—
Volvo AB, Class B	833,781	21,278,718
		60,751,800
Switzerland — 0.5%
ABB Ltd., Registered Shares	107,989	5,994,103
Alcon, Inc.	30,983	2,933,611
Galderma Group AG(g)	168,017	13,225,058
Julius Baer Group Ltd., Class N	86,852	4,753,203
Kuehne and Nagel International AG, Registered Shares	27,221	8,438,254
Lonza Group AG, Registered Shares	1,017	677,230
Novartis AG, Registered Shares	154,823	17,282,555
SGS SA, Registered Shares	102,529	11,209,832
Sika AG, Registered Shares	22,132	6,719,632
Straumann Holding AG, Registered Shares	10,805	1,393,323
UBS Group AG, Registered Shares	210,325	6,372,989
		78,999,790
Taiwan — 1.1%
Acer, Inc.	2,462,793	3,324,195
ASE Technology Holding Co. Ltd.	526,000	2,454,899
ASMedia Technology, Inc.	109,000	5,630,264
Asustek Computer, Inc.	173,000	2,426,095
Chicony Electronics Co. Ltd.	1,030,610	4,911,319
Compal Electronics, Inc.	5,919,896	5,735,884
Evergreen Marine Corp. Taiwan Ltd.	247,000	1,282,901
Genius Electronic Optical Co. Ltd.	336,713	5,435,599
Inventec Corp.	1,678,000	2,481,363
MediaTek, Inc.	358,200	13,642,090
Quanta Computer, Inc.	1,531,046	13,044,128
Realtek Semiconductor Corp.	498,208	7,859,211
Taiwan Semiconductor Manufacturing Co. Ltd.	3,872,000	112,951,232
Security	Shares	Value
Taiwan (continued)
Wistron Corp.	1,183,000	$ 3,559,464
Wiwynn Corp.	16,000	1,014,144
Yang Ming Marine Transport Corp.	971,000	1,881,659
		187,634,447
Thailand — 0.0%
Advanced Info Service PCL, Registered Shares	130,700	858,011
CP ALL PCL	217,200	354,942
True Corp. PCL, NVDR(g)	1,974,800	514,262
		1,727,215
Turkey — 0.0%
Eldorado Gold Corp.(g)	54,706	927,814
Turkiye Is Bankasi A/S, Class C	876,265	396,886
		1,324,700
United Arab Emirates — 0.0%
Abu Dhabi Commercial Bank PJSC	175,230	424,565
Air Arabia PJSC	690,487	494,696
Aldar Properties PJSC	224,022	450,734
Borouge PLC	1,045,131	694,475
Emaar Properties PJSC	523,740	1,230,585
Jawbone Health Hub, Inc., (Acquired 01/24/17, Cost: $0)(e)(i)	1,518,232	15
NMC Health PLC(e)(g)	1,077,976	14
		3,295,084
United Kingdom — 2.5%
AstraZeneca PLC	366,672	58,253,465
AstraZeneca PLC, ADR	337,145	26,685,027
Auto Trader Group PLC(b)	577,488	6,049,106
BAE Systems PLC	6,772,256	112,948,394
Barclays PLC	2,220,266	6,639,274
British American Tobacco PLC	97,156	3,447,195
Burberry Group PLC	102,042	1,021,218
Compass Group PLC	935,682	28,814,334
Genius Sports Ltd.(g)	635,957	4,343,586
Imperial Brands PLC	37,967	1,046,440
J Sainsbury PLC	2,537,159	8,997,265
Kingfisher PLC	497,779	1,769,669
London Stock Exchange Group PLC	160,555	19,543,664
Marks & Spencer Group PLC	1,004,560	4,242,810
National Grid PLC	3,156,067	40,044,732
NatWest Group PLC	1,240,131	5,883,782
Pearson PLC	332,748	4,514,715
RELX PLC	1,143,315	53,961,593
Rolls-Royce Holdings PLC(g)	1,460,067	8,454,083
Spirax Group PLC	150,171	17,532,015
Standard Chartered PLC	435,921	4,306,152
Tesco PLC	678,812	2,894,773
Teya Services Ltd., (Acquired 11/16/21, Cost: $10,172,087)(e)(i)	5,237	1,481,024
Weir Group PLC	27,703	723,181
		423,597,497
United States — 44.0%
Abbott Laboratories(j)	80,841	8,564,296
AbbVie, Inc.(j)	26,798	4,966,205
Adobe, Inc.(g)	248,004	136,811,407
Advanced Micro Devices, Inc.(g)	58,521	8,455,114
AES Corp.	816,705	14,529,182
Alphabet, Inc., Class C(j)	1,557,935	269,756,445
Altair Engineering, Inc., Class A(g)(h)	235,686	20,825,215

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Altice USA, Inc., Class A(g)	353,311	$ 738,420
Altria Group, Inc.	201,401	9,870,663
Amazon.com, Inc.(g)(j)	1,738,163	325,001,718
AMC Networks, Inc., Class A(g)(h)	90,448	1,006,686
American Express Co.	8,308	2,102,256
American Tower Corp.	250,259	55,157,084
American Water Works Co., Inc.	131,148	18,670,229
Amgen, Inc.	31,295	10,404,649
Amphenol Corp., Class A	56,231	3,613,404
ANSYS, Inc.(g)	6,161	1,932,274
Aon PLC, Class A	39,762	13,062,215
Apple, Inc.	1,333,350	296,110,368
Applied Materials, Inc.	340,335	72,219,087
Astra Space, Inc., Class A	49,905	24,953
Atlassian Corp., Class A(g)	81,673	14,421,002
Autodesk, Inc.(g)	209,241	51,791,332
Avaya Holdings Corp.	1,902	12,958
Ball Corp.	17,330	1,106,174
Bank of America Corp.	2,825,441	113,893,527
Bank of New York Mellon Corp.	39,951	2,599,612
Becton Dickinson & Co.	40,054	9,655,417
Berkshire Hathaway, Inc., Class B(g)	24,959	10,944,522
Block, Inc., Class A(g)(h)	94,254	5,832,438
Boeing Co.(g)	12,670	2,414,902
Booking Holdings, Inc.	4,405	16,364,619
Boston Scientific Corp.(g)	1,061,665	78,435,810
Boyd Gaming Corp.	7,527	458,169
BP PLC	1,194,588	7,061,342
Bristol-Myers Squibb Co.	438,603	20,859,959
Broadcom, Inc.	395,880	63,609,998
Bunge Global SA	403,405	42,450,308
Cadence Design Systems, Inc.(g)	150,725	40,343,054
Caesars Entertainment, Inc.(g)	83,482	3,335,106
Cardinal Health, Inc.	12,804	1,291,027
Carnival Corp.(g)	980,040	16,327,466
Carrier Global Corp.	47,787	3,254,773
Caterpillar, Inc.	19,804	6,856,145
Centene Corp.(g)	143,538	11,040,943
Centuri Holdings, Inc.(g)	135,599	2,238,740
CF Industries Holdings, Inc.	669,210	51,120,952
Charles Schwab Corp.	852,883	55,599,443
Cheniere Energy, Inc.	44,662	8,157,068
Chevron Corp.	559,295	89,750,069
Chipotle Mexican Grill, Inc.(g)	20,900	1,135,288
Citigroup, Inc.	291,020	18,881,378
Comcast Corp., Class A	651,616	26,892,192
Comerica, Inc.	11,752	644,127
Concentra Group Holdings Parent, Inc.(g)	124,089	2,892,515
Confluent, Inc., Class A(g)	2,161,353	54,077,052
ConocoPhillips	638,381	70,987,967
Constellium SE, Class A(g)	491,951	8,761,647
Costco Wholesale Corp.	90,456	74,354,832
CRH PLC	869,343	74,493,717
Crowdstrike Holdings, Inc., Class A(g)	98,332	22,809,091
Crown Holdings, Inc.	26,597	2,359,154
Crown PropTech Acquisitions(e)	254,374	11,204
Crown PropTech Acquisitions, Class A(g)	108,245	1,162,551
CSL Ltd.	25,842	5,244,972
Cummins, Inc.	66,236	19,327,665
D.R. Horton, Inc.	29,159	5,246,579
Danaher Corp.	264,524	73,294,310
Davidson Kempner Merchant Co-investment Fund LP, (Acquired 04/01/21, Cost: $4,809,288)(i)(k)	— (l)	26,530,943
Security	Shares	Value
United States (continued)
Deckers Outdoor Corp.(g)	19,872	$ 18,334,503
Delta Air Lines, Inc.	1,162,366	50,004,985
Dexcom, Inc.(g)	103,551	7,022,829
Dollar General Corp.	21,093	2,539,386
DoorDash, Inc., Class A(g)	71,078	7,869,756
DuPont de Nemours, Inc.	121,983	10,209,977
Dynatrace, Inc.(g)	126,049	5,536,072
Eaton Corp. PLC	69,420	21,158,522
Edwards Lifesciences Corp.(g)	229,735	14,484,792
Elevance Health, Inc.	17,088	9,091,329
Eli Lilly & Co.	91,700	73,751,559
Entegris, Inc.	32,821	3,882,396
Enterprise Products Partners LP	176,019	5,079,908
EOG Resources, Inc.	151,603	19,223,260
EPAM Systems, Inc.(g)	3,796	816,633
Epic Games, Inc., (Acquired 07/02/20, Cost: $23,484,725)(e)(i)	40,843	24,505,800
Equifax, Inc.	11,498	3,212,196
Equinix, Inc.	6,743	5,328,588
Estee Lauder Cos., Inc., Class A	30,314	3,019,578
Eversource Energy	212,168	13,771,825
Experian PLC	79,053	3,729,721
Fanatics Holdings, Inc., (Acquired 12/15/21, Cost: $40,652,984)(e)(i)	599,248	37,908,428
Farmer’s Business Network, Inc.(e)	310,205	750,696
Ferguson PLC	5,684	1,255,261
First Citizens BancShares, Inc., Class A	2,017	4,210,871
First Horizon Corp.	131,735	2,203,927
Floor & Decor Holdings, Inc., Class A(g)	211,168	20,694,464
Flyr AS, Series D(e)	2,491,076	17,761,372
Ford Motor Co.	659,360	7,134,275
Formentera Partners Fund II LP(e)(k)	— (l)	11,803,167
Fortinet, Inc.(g)	460,503	26,727,594
Fortive Corp.	686,333	49,313,026
FQT Private(e)	2,439,185	3,585,602
Franklin Resources, Inc.	835,605	19,110,286
Freeport-McMoRan, Inc.(j)	1,696,297	77,028,847
Freewire Equity(e)	166	—
General Motors Co.	306,661	13,591,216
Gilead Sciences, Inc.	63,650	4,841,219
GoDaddy, Inc., Class A(g)	49,314	7,172,721
Golden Entertainment, Inc.	13,159	439,905
Goldman Sachs Group, Inc.	201,322	102,478,938
Grand Rounds, Inc., Class E, (Acquired 02/11/22, Cost: $31,181,561)(e)(i)	11,562,554	9,250,043
GSK PLC	377,790	7,336,222
Halliburton Co.	101,693	3,526,713
Hasbro, Inc.	71,135	4,585,362
Hawkeye 360, Series D1(e)	561,818	5,623,798
HCA Healthcare, Inc.	8,716	3,164,344
Healthpeak Properties, Inc.	570,506	12,448,441
Hess Corp.	171,061	26,244,179
Hewlett Packard Enterprise Co.	55,096	1,096,961
Holcim AG	106,604	9,962,187
Honeywell International, Inc.	40,587	8,310,188
Hormel Foods Corp.	145,095	4,659,000
Howmet Aerospace, Inc.	18,789	1,798,107
IDEX Corp.	34,339	7,158,995
iHeartMedia, Inc., Class A(g)	10,778	19,185
Illinois Tool Works, Inc.	8,320	2,057,370
Ingersoll Rand, Inc.	333,497	33,483,099
Intuit, Inc.	53,743	34,790,531
Intuitive Surgical, Inc.(g)	141,661	62,983,897

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Invesco Ltd.	586,821	$ 10,128,530
Invesco Municipal Opportunity Trust	104,269	1,055,202
Invesco Municipal Trust	103,480	1,041,009
Invesco Quality Municipal Income Trust	102,702	1,035,236
Invesco S&P 500 Equal Weight ETF(h)	185,789	31,881,392
Invesco Trust for Investment Grade Municipals	105,128	1,088,075
Invesco Value Municipal Income Trust	87,571	1,093,762
Jabil, Inc.	72,356	8,152,351
James Hardie Industries PLC(g)	186,116	6,685,961
Johnson & Johnson	190,765	30,112,255
JPMorgan Chase & Co.	562,879	119,780,651
Kellanova	81,229	4,723,466
Kenvue, Inc.	283,225	5,236,830
Kimberly-Clark Corp.	34,218	4,621,141
Kinder Morgan, Inc.	80,053	1,691,520
KLA Corp.	17,170	14,132,112
Lam Research Corp.	37,901	34,915,917
Landbridge Co. LLC, Class A(g)	119,530	3,940,904
Landsea Homes Corp.(g)	131,222	1,598,284
Latch, Inc.	520,854	208,342
Lennar Corp., Class A	11,054	1,955,784
Linde PLC	7,663	3,475,171
Lineage, Inc.(g)	39,807	3,498,239
Lions Gate Entertainment Corp., Class A(g)	412,344	3,781,194
Lions Gate Entertainment Corp., Class B(g)	25,857	213,062
LKQ Corp.	943,620	39,160,230
Lockheed Martin Corp.	39,471	21,390,124
Lookout, Inc., (Acquired 03/04/15, Cost: $2,002,652)(e)(i)	175,316	182,329
Lululemon Athletica, Inc.(g)	80,848	20,912,144
Marathon Petroleum Corp.	24,615	4,357,347
Marriott International, Inc., Class A	22,554	5,126,524
Marsh & McLennan Cos., Inc.	502,260	111,788,008
Marvell Technology, Inc.	301,772	20,212,689
Masco Corp.	112,994	8,796,583
Masimo Corp.(g)	196,613	21,033,659
Mastercard, Inc., Class A	343,400	159,238,014
McKesson Corp.	16,023	9,886,511
Medtronic PLC	12,386	994,844
Merck & Co., Inc.	829,216	93,809,206
Meta Platforms, Inc., Class A	252,053	119,682,326
Mettler-Toledo International, Inc.(g)	2,426	3,690,019
Microchip Technology, Inc.	53,034	4,708,359
Micron Technology, Inc.	620,036	68,092,354
Microsoft Corp.(j)	1,174,229	491,238,702
Mirion Technologies, Inc., Class A	2,672,710	28,170,363
Mirion Technologies, Inc., Class A(g)	223,121	2,351,695
Moderna, Inc.(g)	25,184	3,002,436
MSCI, Inc., Class A	32,559	17,606,605
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $6,129,222)(e)(i)	8,922	—
Nestle SA, Registered Shares	140,694	14,251,260
NetApp, Inc.	16,262	2,064,949
Netflix, Inc.(g)	39,745	24,973,771
New York Community Bancorp, Inc.	982,400	10,334,848
News Corp., Class A	89,532	2,469,293
NextEra Energy, Inc.	1,110,749	84,850,116
Northrop Grumman Corp.	4,727	2,289,381
Norwegian Cruise Line Holdings Ltd.(g)(h)	276,403	5,094,107
NRG Energy, Inc.	177,285	13,326,513
Nucor Corp.	37,115	6,047,518
Nuveen Municipal Value Fund, Inc.	162,024	1,419,330
NVIDIA Corp.(j)	3,135,297	366,892,455
Security	Shares	Value
United States (continued)
Old Dominion Freight Line, Inc.	38,301	$ 8,050,104
Opendoor Technologies, Inc.(g)(h)	744,088	1,726,284
Oracle Corp.	716,487	99,914,112
PACCAR, Inc.	151,484	14,945,411
Palladyne AI Corp(g)	27,356	54,712
Palo Alto Networks, Inc.(g)	105,665	34,312,595
Paramount Global, Class B	461,263	5,267,623
Park Hotels & Resorts, Inc.	81,911	1,233,580
Playstudios, Inc., Class A	831,348	1,804,025
PNC Financial Services Group, Inc.	70,585	12,782,944
Principal Financial Group, Inc.	151,123	12,318,036
Procter & Gamble Co.	56,661	9,108,822
Progressive Corp.	537,178	115,020,553
Prologis, Inc.	100,477	12,665,126
QUALCOMM, Inc.	134,670	24,368,537
ResMed, Inc.	12,755	2,720,004
Roche Holding AG	8,382	2,713,751
Rockwell Automation, Inc.	64,500	17,972,925
Rollins, Inc.	92,773	4,444,754
Roper Technologies, Inc.	9,850	5,365,788
Royal Caribbean Cruises Ltd.(g)	73,600	11,534,592
RXO, Inc.(g)	51,978	1,648,222
S&P Global, Inc.	60,201	29,181,231
Salesforce, Inc.	123,452	31,949,378
Sanofi SA	556,397	57,360,343
Sarcos Technology & Robotics Corp.	607,934	1,215,868
Schneider Electric SE	16,952	4,086,028
Screaming Eagle Acquisition Corp., Pipe, (Acquired 05/14/24, Cost: $2,667,489)(i)	262,419	1,897,289
Seagate Technology Holdings PLC	55,878	5,709,055
Sempra	834,838	66,837,130
ServiceNow, Inc.(g)(h)	115,996	94,465,982
Shell PLC	3,086,911	112,870,240
Shell PLC, ADR	546,439	40,010,264
Smith Douglas Homes Corp., Class A(g)(h)	85,403	2,808,905
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $1,060,929)(e)(i)	70,636	481,738
Snowflake, Inc., Class A(g)	43,321	5,648,192
Sonder Holdings, Inc., Class A	41,535	118,790
Space Exploration Technologies Corp., (Acquired 08/21/23, Cost: $8,130,699), A shares(e)(i)	100,379	9,736,763
Space Exploration Technologies Corp., (Acquired 08/21/23, Cost: $8,726,616), C shares(e)(i)	107,736	10,450,392
SPDR S&P Homebuilders ETF(h)	76,392	9,028,770
State Street Corp.	262,433	22,298,932
Stryker Corp.	209,545	68,615,510
Sun Country Airlines Holdings, Inc.	963,151	12,617,278
Synchrony Financial	49,163	2,496,989
T Rowe Price Group, Inc.	104,055	11,884,122
TE Connectivity Ltd.	58,844	9,081,395
Tenaris SA	453,121	7,189,593
Tesla, Inc.(g)	175,420	40,709,719
Texas Capital Bancshares, Inc.(g)	34,356	2,270,932
Thermo Fisher Scientific, Inc.	173,509	106,420,010
TJX Cos., Inc.	651,819	73,668,583
Toll Brothers, Inc.	38,418	5,482,633
Trane Technologies PLC	175,416	58,638,060
TransDigm Group, Inc.	17,584	22,757,564
Transocean Ltd.(g)	1,140,594	6,604,039
Truist Financial Corp.	109,831	4,908,347
U.S. Steel Corp.	321,796	13,222,598
Ulta Beauty, Inc.(g)	2,540	926,821
Union Pacific Corp.	42,782	10,555,603

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
United Parcel Service, Inc., Class B	40,381	$ 5,264,471
United Rentals, Inc.	7,411	5,610,868
UnitedHealth Group, Inc.	253,946	146,313,527
Universal Health Services, Inc., Class B	36,762	7,858,245
Valero Energy Corp.	387,333	62,639,493
Veeva Systems, Inc., Class A(g)	17,857	3,427,294
Ventas, Inc.	81,794	4,452,865
Veralto Corp.	542,174	57,774,061
Verizon Communications, Inc.	142,855	5,788,485
Vertex Pharmaceuticals, Inc.(g)	18,755	9,297,229
Visa, Inc., Class A	230,860	61,332,576
Vistra Corp.	669,083	53,004,755
Walmart, Inc.	1,450,830	99,584,971
Walt Disney Co.	628,089	58,845,658
Waystar Holding Corp.(g)	113,215	2,603,945
Wells Fargo & Co.	1,288,857	76,480,774
West Pharmaceutical Services, Inc.	6,859	2,100,020
Workday, Inc., Class A(g)	23,244	5,279,177
Wynn Resorts Ltd.	156,089	12,927,291
Zscaler, Inc.(g)	88,491	15,870,861
		7,589,365,135
Zambia — 0.0%
First Quantum Minerals Ltd.	41,587	509,050
Total Common Stocks — 64.4% (Cost: $7,799,203,564)		11,101,660,062

		Par (000)
Corporate Bonds
Argentina — 0.0%
YPF SA, 9.50%, 01/17/31(b)	USD	1,221	1,251,525
Australia — 0.2%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		1,454	1,288,244
Australia & New Zealand Banking Group Ltd., (1- day SOFR + 0.68%), 6.05%, 07/16/27(a)(c)		300	300,442
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(c)		400	421,638
Mineral Resources Ltd., 9.25%, 10/01/28(b)		799	849,707
Oceana Australian Fixed Income Trust, A Note Upsize(e)
12.00%, 07/31/25	AUD	6,515	4,257,928
12.50%, 07/31/26		9,773	6,403,196
12.50%, 07/31/27		16,288	10,718,642
Quintis Australia Pty. Ltd.(b)(e)(f)
13.51%, 10/01/26	USD	92,389	13,858,378
12.00%, 10/01/28		82,685	8
Westpac Banking Corp., (1-day SOFR + 0.81%), 6.18%, 04/16/29(a)		550	551,781
			38,649,964
Austria — 0.1%
ams-OSRAM AG
2.13%, 11/03/27(c)	EUR	8,100	6,925,317
10.50%, 03/30/29(b)		5,934	6,729,271
			13,654,588
Security		Par (000)	Value
Belgium — 0.0%
Anheuser-Busch InBev SA/NV, 4.00%, 09/24/25(c)	GBP	733	$ 932,508
KBC Group NV, (1-year UK Government Bond + 0.92%), 1.25%, 09/21/27(a)(c)		700	832,250
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	1,000	953,738
			2,718,496
Brazil — 0.1%
3R Lux SARL, 9.75%, 02/05/31(b)		1,348	1,430,983
Azul Secured Finance LLP, 11.93%, 08/28/28(b)		729	694,372
Banco Votorantim SA, 4.50%, 09/24/24(c)		782	778,418
Braskem Netherlands Finance BV, (5-year CMT + 8.22%), 8.50%, 01/23/81(a)(b)		629	635,487
Cosan Luxembourg SA, 7.25%, 06/27/31(b)		970	986,490
Embraer Netherlands Finance BV, 7.00%, 07/28/30(b)		599	630,635
MC Brazil Downstream Trading SARL
7.25%, 06/30/31(b)		588	543,733
7.25%, 06/30/31(c)		414	382,083
Raizen Fuels Finance SA(b)
6.45%, 03/05/34		1,135	1,169,901
6.95%, 03/05/54		475	489,036
Samarco Mineracao SA, (9.00% PIK), 9.00%, 06/30/31(c)(m)		928	859,577
Suzano Austria GmbH, 3.13%, 01/15/32		1,316	1,091,872
Trident Energy Finance PLC, 12.50%, 11/30/29(c)		762	792,480
Vale Overseas Ltd., 6.40%, 06/28/54		795	792,142
			11,277,209
Canada — 0.4%
Air Canada, 3.88%, 08/15/26(b)		749	720,417
Bombardier, Inc.(b)
7.50%, 02/01/29		645	673,475
8.75%, 11/15/30		282	305,600
7.00%, 06/01/32		467	477,492
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(b)		685	627,959
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 4.00%, 10/15/30(b)		1,441	1,285,335
HR Ottawa LP, 11.00%, 03/31/31(b)		49,069	53,978,452
Rogers Communications, Inc., 5.00%, 02/15/29		3,927	3,939,915
Toronto-Dominion Bank, 2.88%, 04/05/27(c)	GBP	733	894,584
			62,903,229
Chile — 0.0%
AES Andes SA(b)
6.30%, 03/15/29	USD	681	692,277
(5-year CMT + 3.84%), 8.15%, 06/10/55(a)		1,190	1,207,850
Banco de Credito e Inversiones SA, (5-year CMT + 4.94%), 8.75%(a)(b)(n)		420	439,845
Banco del Estado de Chile, 2.70%, 01/09/25(c)		282	278,035
Empresa Nacional del Petroleo(b)
6.15%, 05/10/33		716	726,740
5.95%, 07/30/34		605	604,093
Engie Energia Chile SA, 3.40%, 01/28/30(c)		896	792,400
Kenbourne Invest SA(g)(o)
6.88%, 11/26/24(b)		1,545	884,512
4.70%, 01/22/28(c)		997	562,059
			6,187,811

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
China(c) — 0.0%
BOC Aviation Ltd., 3.50%, 09/18/27	USD	1,000	$ 959,190
Fantasia Holdings Group Co. Ltd.(g)(o)
11.75%, 04/17/22		2,110	21,100
7.95%, 07/05/22		510	5,100
10.88%, 01/09/23		3,132	39,150
9.25%, 07/28/23		902	11,275
9.88%, 10/19/23		481	6,013
Far East Horizon Ltd., 6.63%, 04/16/27		430	435,990
Fortune Star BVI Ltd., 5.00%, 05/18/26		579	538,835
Geely Automobile Holdings Ltd., (5-year CMT + 5.45%), 4.00%(a)(n)		200	198,312
Huarong Finance Co. Ltd., Series 2019, (5-year CMT + 6.98%), 4.25%(a)(n)		300	291,750
Meituan, 3.05%, 10/28/30		1,000	885,625
			3,392,340
Colombia — 0.0%
Bancolombia SA(a)
(5-year CMT + 2.94%), 4.63%, 12/18/29		562	555,503
(5-year CMT + 4.32%), 8.63%, 12/24/34		783	802,575
Ecopetrol SA, 8.88%, 01/13/33		1,388	1,444,741
Gran Tierra Energy, Inc., 9.50%, 10/15/29(b)		910	863,135
SierraCol Energy Andina LLC, 6.00%, 06/15/28(c)		315	283,406
			3,949,360
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(b)		637	672,433
Cyprus — 0.0%
ASG Finance Designated Activity Co., 9.75%, 05/15/29(b)		890	885,550
Czech Republic — 0.0%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(c)	EUR	4,000	4,577,917
Finland — 0.0%
Citycon Treasury BV, 2.38%, 01/15/27(c)		538	542,071
France — 0.6%
Afflelou SAS, 6.00%, 07/25/29(c)		2,674	2,937,742
Altice France SA, 5.88%, 02/01/27(c)		2,333	1,910,079
Atos SE(c)
0.01%, 11/06/24		600	48,701
1.75%, 05/07/25		1,200	103,506
2.50%, 11/07/28		1,300	106,223
1.00%, 11/12/29		1,600	142,857
Bertrand Franchise Finance SAS(c)
6.50%, 07/18/30		732	804,817
(3-mo. EURIBOR + 3.75%), 7.49%, 07/18/30(a)		2,187	2,378,715
BNP Paribas SA(c)
3.38%, 01/23/26	GBP	733	921,943
1.88%, 12/14/27		700	818,332
(3-mo. EURIBOR + 1.80%), 2.13%, 01/23/27(a)	EUR	3,500	3,707,148
BPCE SA, 4.50%, 03/15/25(b)	USD	3,319	3,288,336
Forvia SE, 2.75%, 02/15/27(c)	EUR	12,215	12,725,465
Goldstory SAS(b)
6.75%, 02/01/30		5,065	5,488,448
(3-mo. EURIBOR + 4.00%), 7.63%, 02/01/30(a)		3,750	4,068,177
Iliad Holding SASU
5.13%, 10/15/26(c)		1,456	1,585,604
6.50%, 10/15/26(b)	USD	1,228	1,230,543
5.63%, 10/15/28(c)	EUR	11,549	12,592,646
6.88%, 04/15/31(c)		869	967,523
Security		Par (000)	Value
France (continued)
Iliad Holding SASU (continued)
8.50%, 04/15/31(b)	USD	1,517	$ 1,580,452
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 7.33%, 07/01/29(a)(c)	EUR	1,498	1,630,095
Loxam SAS(c)
5.75%, 07/15/27		4,003	4,322,261
6.38%, 05/31/29		5,924	6,691,901
Nova Alexandre III SAS, (3-mo. EURIBOR + 5.25%), 8.94%, 07/15/29(a)(b)		2,643	2,878,979
Paprec Holding SA, 7.25%, 11/17/29(c)		4,280	4,875,906
Picard Groupe SAS, 6.38%, 07/01/29(c)		1,574	1,739,091
RCI Banque SA, (5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34(a)(c)		4,300	4,741,601
Sabena Technics Sas, (Acquired 10/28/22, Cost: $7,103,041), 8.72%, 09/30/29(e)(i)		7,221	7,815,341
Societe Generale SA, 1.88%, 10/03/24(c)	GBP	700	893,910
TotalEnergies Capital International SA, 1.66%, 07/22/26(c)		700	852,641
Worldline SA/France, 0.00%, 07/30/26(c)(p)	EUR	1,107	1,126,720
			94,975,703
Germany — 0.6%
Adler Pelzer Holding GmbH, 9.50%, 04/01/27(b)		7,458	8,000,924
APCOA Parking Holdings GmbH, (3-mo. EURIBOR + 5.00%), 8.69%, 01/15/27(a)(b)		9,529	10,372,367
Aroundtown Finance SARL, (5-year EURIBOR ICE Swap + 4.51%), 7.13%(a)(n)		2,492	2,138,845
Commerzbank AG(a)(c)
(3-mo. EURIBOR + 1.25%), 4.00%, 07/16/32		1,900	2,075,090
(5-year EUR Swap + 4.39%), 4.25%(n)		1,800	1,744,370
(5-year EURIBOR ICE Swap + 5.13%), 7.88%(n)		2,000	2,226,920
Deutsche Bank AG(a)(c)(n)
(5-year EURIBOR ICE Swap + 4.55%), 4.50%		1,200	1,179,169
(5-year USD ICE Swap + 4.36%), 4.79%	USD	3,000	2,880,000
Deutsche Bank AG/New York, (1-day SOFR + 3.18%), 6.72%, 01/18/29(a)		2,995	3,128,036
IHO Verwaltungs GmbH(c)(m)
(4.50% PIK), 3.75%, 09/15/26	EUR	3,990	4,264,200
(4.63% PIK), 3.88%, 05/15/27		3,801	4,026,217
(8.75% Cash or 9.50% PIK), 8.75%, 05/15/28		4,042	4,675,353
Lanxess AG, (13.35% PIK), 13.35%, 03/31/31(e)(m)		10,885	11,426,318
Mahle GmbH, 6.50%, 05/02/31(b)		4,782	5,269,769
Mercer International, Inc., 5.13%, 02/01/29	USD	452	383,092
PCF GmbH(c)
4.75%, 04/15/26	EUR	720	653,902
(3-mo. EURIBOR + 4.75%), 8.44%, 04/15/26(a)		1,142	1,039,787
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 7.46%, 07/01/29(a)(c)		1,228	1,338,954
ProGroup AG(b)
5.13%, 04/15/29		1,403	1,517,370
5.38%, 04/15/31		1,805	1,941,916
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(c)(m)		4,377	3,649,148
TK Elevator Holdco GmbH, 6.63%, 07/15/28(c)		7,161	7,545,057
TK Elevator Midco GmbH, 4.38%, 07/15/27(c)		10,325	10,917,111
TUI AG, 1.95%, 07/26/31(c)		2,000	2,146,455
TUI Cruises GmbH, 6.25%, 04/15/29(b)		3,244	3,563,853
Volkswagen Financial Services NV(c)
1.88%, 12/03/24	GBP	400	507,998

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Germany (continued)
Volkswagen Financial Services NV(c) (continued)
4.25%, 10/09/25	GBP	300	$ 380,474
Volkswagen Financial Services Overseas AG, 0.88%, 01/31/28(c)	EUR	3,928	3,915,243
			102,907,938
Ghana — 0.0%
Kosmos Energy Ltd., 7.50%, 03/01/28(c)	USD	849	815,305
Greece — 0.0%
Danaos Corp., 8.50%, 03/01/28(b)		389	400,421
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(c)	EUR	2,357	2,666,703
			3,067,124
Guatemala — 0.0%
Millicom International Cellular SA, 7.38%, 04/02/32(b)	USD	690	689,517
Hong Kong — 0.2%
AIA Group Ltd.(c)
5.38%, 04/05/34		500	502,900
(5-year CMT + 1.76%), 2.70%(a)(n)		1,000	949,375
FWD Group Holdings Ltd., 8.40%, 04/05/29(c)		20,932	21,665,771
HKT Capital No. 6 Ltd., 3.00%, 01/18/32(c)		900	786,656
Melco Resorts Finance Ltd.
4.88%, 06/06/25(c)		300	294,938
5.38%, 12/04/29(c)		1,234	1,110,600
7.63%, 04/17/32(b)		495	492,990
			25,803,230
Hungary — 0.0%
MVM Energetika Zrt, 7.50%, 06/09/28(c)		724	759,295
India — 0.1%
Adani Green Energy UP Ltd./Prayatna Developers Pvt. Ltd./Parampujya Solar Energey, 6.70%, 03/12/42(b)		512	489,600
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(c)		500	497,855
CA Magnum Holdings, 5.38%, 10/31/26(c)		475	457,484
Continuum Energy Pte Ltd., 09/13/27(d)(e)		7,191	7,290,236
Continuum Green Energy India Pvt./Co-Issuers, 7.50%, 06/26/33(b)		776	782,790
Diamond II Ltd., 7.95%, 07/28/26(b)		600	608,812
Greenko Dutch BV, 3.85%, 03/29/26(c)		455	435,380
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25(c)		300	298,031
India Green Power Holdings, 4.00%, 02/22/27(c)		560	526,381
Indian Railway Finance Corp. Ltd., 3.25%, 02/13/30(c)		660	602,197
Muthoot Finance Ltd.
7.13%, 02/14/28(b)		967	981,505
7.13%, 02/14/28(c)		200	202,875
Network i2i Ltd., (5-year CMT + 3.39%), 3.98%(c)(n)		1,000	955,312
Periama Holdings LLC, 5.95%, 04/19/26(c)		891	885,988
Piramal Capital & Housing Finance Ltd., 7.80%, 01/29/28(c)		315	316,969
Power Finance Corp. Ltd., 4.50%, 06/18/29(c)		500	485,781
REC Ltd.(c)
2.75%, 01/13/27		500	471,719
5.63%, 04/11/28		300	305,063
REI Agro Ltd.(g)(o)
5.50%, 11/13/21		44,430	222,150
Security		Par (000)	Value
India (continued)
REI Agro Ltd.(g)(o) (continued)
5.50%, 11/13/21(e)	USD	8,271	$ 1
ReNew Pvt Ltd., 5.88%, 03/05/27(c)		347	337,777
Shriram Finance Ltd., 6.63%, 04/22/27(c)		460	462,013
TML Holdings Pte. Ltd., 4.35%, 06/09/26(c)		239	231,233
Vedanta Resources Finance II PLC
13.88%, 12/09/28(c)		371	369,888
13.88%, 12/09/28(b)		168	167,370
			18,384,410
Indonesia — 0.1%
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(c)		722	694,248
Freeport Indonesia PT, 4.76%, 04/14/27(c)		820	809,496
Krakatau Posco PT, 6.38%, 06/11/27(c)		600	609,318
LLPL Capital Pte. Ltd., 6.88%, 02/04/39(c)		1,138	1,154,078
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/28(c)		200	198,402
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(b)		550	579,612
Minejesa Capital BV(c)
4.63%, 08/10/30		930	897,257
5.63%, 08/10/37		500	462,970
Pakuwon Jati Tbk PT, 4.88%, 04/29/28(c)		225	214,101
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(c)		510	508,884
Pertamina Persero PT, 3.65%, 07/30/29(c)		1,794	1,675,345
Sorik Marapi Geothermal Power PT, 08/05/31(b)(d)		1,506	1,506,000
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(c)		379	382,288
			9,691,999
Ireland — 0.1%
AIB Group PLC, (5-year EUR Swap + 6.63%), 6.25%(a)(c)(n)	EUR	813	883,169
Bank of Ireland Group PLC, (5-year EUR Swap + 6.43%), 6.00%(a)(c)(n)		2,659	2,880,652
Dell Bank International DAC, 0.50%, 10/27/26(c)		1,880	1,918,503
Flutter Treasury Designated Activity Co., 5.00%, 04/29/29(b)		2,319	2,566,583
			8,248,907
Israel — 0.1%
Energean Israel Finance Ltd., 8.50%, 09/30/33(b)	USD	836	794,154
Leviathan Bond Ltd., 6.75%, 06/30/30(b)		322	286,470
Teva Pharmaceutical Finance Netherlands II BV
1.88%, 03/31/27(c)	EUR	2,046	2,078,658
3.75%, 05/09/27		3,952	4,205,326
7.38%, 09/15/29		6,883	8,343,021
7.88%, 09/15/31		4,258	5,380,097
			21,087,726
Italy — 0.6%
A2A SpA, (5-year EURIBOR ICE Swap + 2.26%), 5.00%(a)(c)(n)		1,700	1,853,624
Banca Monte dei Paschi di Siena SpA, (5-year EURIBOR ICE Swap + 5.01%), 7.71%, 01/18/28(a)(c)		643	747,264
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 7.80%, 07/15/31(a)(c)		2,737	3,009,897
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(c)		4,984	5,188,290
Fiber Bidco SpA, 6.13%, 06/15/31(c)		2,000	2,138,439
Fiber Midco SpA, (10.00% PIK), 10.00%, 06/15/29(c)(m)		1,711	1,860,988

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Italy (continued)
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(c)	EUR	3,219	$ 3,422,797
Forno d’Asolo SpA, (3-mo. EURIBOR + 5.50%), 9.20%, 04/30/27(a)(b)		21,390	23,144,753
IMA Industria Macchine Automatiche SpA(a)
(3-mo. EURIBOR + 3.75%), 7.44%, 04/15/29(b)		3,211	3,512,677
(3-mo. EURIBOR + 3.75%), 7.44%, 04/15/29(c)		1,719	1,880,502
Immobiliare Grande Distribuzione SIIQ SpA, 7.25%, 05/17/25(c)(q)		5,646	6,281,739
Intesa Sanpaolo SpA(c)
8.51%, 09/20/32	GBP	800	1,142,733
(5-year EUR Swap + 5.85%), 5.50%(a)(n)	EUR	905	959,275
Lottomatica SpA/Roma(c)
5.38%, 06/01/30		847	931,584
(3-mo. EURIBOR + 3.25%), 7.05%, 06/01/31(a)		1,257	1,373,992
Marcolin SpA, 6.13%, 11/15/26(b)		6,031	6,553,813
Nexi SpA, 0.00%, 02/24/28(c)(p)		2,000	1,841,919
Pachelbel Bidco SpA(c)
7.13%, 05/17/31		1,244	1,396,394
(3-mo. EURIBOR + 4.25%), 8.07%, 05/17/31(a)		1,135	1,240,637
Rekeep SpA, 7.25%, 02/01/26(c)		3,353	3,329,409
Rossini SARL(c)
6.75%, 12/31/29		1,331	1,490,891
(3-mo. EURIBOR + 3.88%), 7.55%, 12/31/29(a)		1,891	2,071,605
Shiba Bidco SpA, 4.50%, 10/31/28(b)		9,744	10,264,671
Taurus Law130 Securities Srl, (Acquired 07/14/23, Cost: $11,121,435), 7.07%, 08/15/27(e)(i)		10,182	10,806,201
TeamSystem SpA, (3-mo. EURIBOR + 3.50%), 7.19%, 07/31/31(a)(c)		1,989	2,155,286
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34(c)		1,100	1,209,686
			99,809,066
Japan — 0.2%
Mitsubishi UFJ Financial Group, Inc., (1-year CMT + 0.45%), 0.96%, 10/11/25(a)	USD	855	847,182
Nissan Motor Co. Ltd., 2.65%, 03/17/26(c)	EUR	2,157	2,296,388
Nomura Holdings, Inc., (1-day SOFR + 1.25%), 6.62%, 07/02/27(a)	USD	600	604,370
NTT Finance Corp., 5.14%, 07/02/31(c)		600	609,984
Rakuten Group, Inc.
9.75%, 04/15/29(b)		7,541	7,983,370
9.75%, 04/15/29(c)		260	275,252
SoftBank Group Corp.(c)
5.38%, 01/08/29	EUR	4,808	5,180,562
5.75%, 07/08/32		4,788	5,155,904
Takeda Pharmaceutical Co. Ltd., 2.25%, 11/21/26(c)		3,388	3,588,988
			26,542,000
Jersey — 0.2%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(b)	USD	3,583	3,597,443
10.38%, 03/31/29(c)	GBP	2,618	3,373,715
TER Finance Jersey Ltd., 0.00%, 01/02/25(b)(e)(p)	USD	32,374	31,117,889
			38,089,047
Kuwait — 0.0%
MEGlobal BV
4.25%, 11/03/26(c)		853	830,668
2.63%, 04/28/28(b)		924	838,530
2.63%, 04/28/28(c)		819	743,243
			2,412,441
Security		Par (000)	Value
Luxembourg — 0.2%
Cidron Aida Finco SARL, 6.25%, 04/01/28(c)	GBP	3,425	$ 4,052,090
Herens Holdco SARL, 4.75%, 05/15/28(b)	USD	792	687,395
Herens Midco SARL, 5.25%, 05/15/29(b)	EUR	10,015	8,129,050
INEOS Finance PLC, 6.63%, 05/15/28(b)		3,871	4,317,752
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(b)	USD	1,016	966,544
Kleopatra Finco SARL, 4.25%, 03/01/26(c)	EUR	1,874	1,815,182
Matterhorn Telecom SA, 3.13%, 09/15/26(c)		12,323	13,103,176
Opus-Chartered Issuances SA, 2.50%, 07/04/25(a)(e)		1,054	1,146,395
			34,217,584
Macau — 0.1%
MGM China Holdings Ltd.
5.88%, 05/15/26(c)	USD	796	788,289
5.88%, 05/15/26(b)		305	302,045
4.75%, 02/01/27(c)		200	190,700
7.13%, 06/26/31(b)		461	465,988
Sands China Ltd.
5.13%, 08/08/25		400	397,240
3.80%, 01/08/26		311	302,156
5.40%, 08/08/28		914	901,433
Studio City Co. Ltd., 7.00%, 02/15/27(c)		1,200	1,201,500
Studio City Finance Ltd.
6.00%, 07/15/25(c)		500	497,863
5.00%, 01/15/29(c)		1,334	1,185,592
5.00%, 01/15/29(b)		696	618,570
Wynn Macau Ltd.(c)
5.50%, 01/15/26		300	294,750
5.63%, 08/26/28		300	283,125
			7,429,251
Malaysia(c) — 0.0%
CIMB Bank Bhd, 2.13%, 07/20/27		700	648,375
Dua Capital Ltd., 2.78%, 05/11/31		1,000	871,810
Gohl Capital Ltd., 4.25%, 01/24/27		1,362	1,319,012
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28		1,000	1,004,375
			3,843,572
Mexico — 0.1%
Braskem Idesa SAPI, 6.99%, 02/20/32(b)		1,606	1,217,348
Petroleos Mexicanos
4.25%, 01/15/25		783	774,436
8.75%, 06/02/29		1,727	1,715,102
5.95%, 01/28/31		2,136	1,759,850
6.70%, 02/16/32		1,114	949,796
10.00%, 02/07/33		1,136	1,159,288
Trust Fibra Uno, 4.87%, 01/15/30(c)		966	864,812
			8,440,632
Morocco(b) — 0.0%
OCP SA
6.75%, 05/02/34		1,548	1,609,920
7.50%, 05/02/54		1,304	1,344,750
			2,954,670
Netherlands — 0.2%
ABN AMRO Bank NV, (5-year EURIBOR ICE Swap + 1.63%), 4.38%, 07/16/36(a)(c)	EUR	2,000	2,187,530
Boels Topholding BV
6.25%, 02/15/29(c)		5,924	6,646,060
5.75%, 05/15/30(b)		4,986	5,474,385
Cooperatieve Rabobank UA, (1-year UK Government Bond + 1.05%), 1.88%, 07/12/28(a)(c)	GBP	700	828,386

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Netherlands (continued)
ING Groep NV, 3.00%, 02/18/26(c)	GBP	700	$ 876,331
Nobian Finance BV, 3.63%, 07/15/26(c)	EUR	4,669	4,960,201
Q-Park Holding I BV, 5.13%, 02/15/30(c)		4,179	4,560,772
Sigma Holdco BV, 5.75%, 05/15/26(c)		2,113	2,249,075
Sunrise FinCo I BV, 4.88%, 07/15/31(b)	USD	3,420	3,111,447
Trivium Packaging Finance BV, 8.50%, 08/15/27(b)		1,101	1,080,853
VZ Secured Financing BV, 5.00%, 01/15/32(b)		1,363	1,194,371
VZ Vendor Financing II BV, 2.88%, 01/15/29(c)	EUR	5,928	5,744,085
			38,913,496
Nigeria — 0.0%
IHS Holding Ltd., 6.25%, 11/29/28(b)	USD	1,147	1,024,776
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)		629	477,059
Peru(b) — 0.0%
Intercorp Peru Ltd., 3.88%, 08/15/29		593	532,959
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36		840	855,750
			1,388,709
Philippines(c) — 0.0%
Globe Telecom, Inc., (5-year CMT + 5.53%), 4.20%(a)(n)		400	385,876
Rizal Commercial Banking Corp., 5.50%, 01/18/29		500	504,531
Security Bank Corp., 5.50%, 05/14/29		600	609,186
			1,499,593
Republic of Korea — 0.0%
Hana Bank, (5-year CMT + 2.41%), 3.50%(c)(n)		400	376,375
Hanwha Life Insurance Co. Ltd., (5-year CMT + 1.85%), 3.38%, 02/04/32(c)		1,000	950,000
Hyundai Capital Services, Inc.(c)
5.13%, 02/05/27		375	375,703
5.13%, 02/05/29		350	352,625
LG Chem Ltd., 2.38%, 07/07/31(c)		1,100	928,812
NongHyup Bank, (1-day SOFR + 0.80%), 6.17%, 07/22/27(c)		500	501,400
POSCO
5.63%, 01/17/26(b)		393	395,579
4.88%, 01/23/27(c)		305	303,856
5.75%, 01/17/28(b)		441	450,975
5.88%, 01/17/33(b)		200	209,063
SK Broadband Co. Ltd., 4.88%, 06/28/28(c)		430	429,564
SK Hynix, Inc., 5.50%, 01/16/27(c)		600	605,010
			5,878,962
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 5.88%, 07/17/64(b)		1,106	1,078,494
Slovenia — 0.0%
United Group BV, (3-mo. EURIBOR + 4.25%), 8.08%, 02/15/31(a)(b)	EUR	4,006	4,351,751
South Africa — 0.0%
Sasol Financing USA LLC
4.38%, 09/18/26	USD	414	394,542
6.50%, 09/27/28		1,251	1,215,034
			1,609,576
South Korea — 0.0%
Hyundai Card Co. Ltd., 5.75%, 04/24/29(c)		515	526,495
Kraton Corp., 5.00%, 07/15/27(c)		500	502,415
LG Electronics, Inc.(b)
5.63%, 04/24/27		1,890	1,916,857
Security		Par (000)	Value
South Korea (continued)
LG Electronics, Inc.(b) (continued)
5.63%, 04/24/29	USD	577	$ 592,989
SK Battery America, Inc.(c)
2.13%, 01/26/26		1,326	1,256,796
4.88%, 01/23/27		285	284,227
SK Hynix, Inc., 5.50%, 01/16/29(c)		540	546,518
Woori Card Co. Ltd., 1.75%, 03/23/26(c)		400	377,684
			6,003,981
Spain(c) — 0.2%
Banco Bilbao Vizcaya Argentaria SA(a)(n)
(5-year EUR Swap + 4.27%), 6.88%	EUR	2,400	2,597,400
(5-year EURIBOR ICE Swap + 5.54%), 8.38%		1,000	1,162,683
Banco Santander SA, (1-year UK Government Bond + 1.80%), 3.13%, 10/06/26(a)	GBP	2,700	3,383,864
Bankinter SA, (5-year EURIBOR ICE Swap + 4.71%), 7.38%(a)(n)	EUR	1,200	1,354,206
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31		7,900	7,280,695
Cirsa Finance International SARL, 7.88%, 07/31/28		4,003	4,583,517
Kaixo Bondco Telecom SA, 5.13%, 09/30/29		2,441	2,631,918
Telefonica Emisiones SA, 5.38%, 02/02/26	GBP	1,472	1,905,996
			24,900,279
Sweden — 0.2%
Fastighets AB Balder, 1.13%, 01/29/27(c)	EUR	531	530,002
Heimstaden Bostad Treasury BV
0.63%, 07/24/25(c)		3,001	3,063,771
1.38%, 03/03/27		3,001	2,904,101
Intrum AB, 3.00%, 09/15/27(c)		3,274	2,462,584
Swedbank AB, (1-year UK Government Bond + 1.00%), 1.38%, 12/08/27(a)(c)	GBP	733	871,296
Verisure Holding AB
3.25%, 02/15/27(c)	EUR	3,810	3,989,734
9.25%, 10/15/27(b)		4,248	4,848,415
7.13%, 02/01/28(b)		2,088	2,364,251
Verisure Midholding AB, 5.25%, 02/15/29(c)		8,045	8,609,185
			29,643,339
Switzerland — 0.1%
UBS Group AG
0.65%, 01/14/28(c)		7,200	7,275,343
(1-day SOFR + 2.04%), 2.19%, 06/05/26(a)(b)	USD	2,743	2,670,236
(1-year CMT + 1.55%), 4.49%, 05/12/26(a)(b)		1,019	1,011,568
(1-year USD ICE Swap + 1.34%), 5.62%, 09/13/30(a)(b)		2,942	3,009,455
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(b)
9.50%, 06/01/28		261	233,584
6.38%, 02/01/30		285	227,024
			14,427,210
Thailand — 0.0%
Bangkok Bank PCL/Hong Kong
5.30%, 09/21/28(b)		1,478	1,499,002
5.50%, 09/21/33(b)		1,478	1,504,397
(5-year CMT + 1.90%), 3.73%, 09/25/34(a)(c)		832	754,350
Minor International PCL, (5-year CMT + 7.92%), 2.70%(a)(c)(n)		1,000	949,800
Muang Thai Life Assurance PCL, (10-year CMT + 2.40%), 3.55%, 01/27/37(a)(c)		251	239,313
			4,946,862

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Turkey — 0.0%
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(b)	USD	805	$ 810,554
Sisecam U.K. PLC, 8.25%, 05/02/29(b)		1,548	1,577,505
Sisecam UK PLC, 8.63%, 05/02/32(b)		1,305	1,330,447
Turkiye Varlik Fonu Yonetimi A/S, 8.25%, 02/14/29(c)		520	533,328
			4,251,834
Ukraine(c) — 0.0%
Metinvest BV, 7.65%, 10/01/27		629	443,445
MHP Lux SA, 6.25%, 09/19/29		860	614,900
VF Ukraine PAT via VFU Funding PLC, 6.20%, 02/11/25		378	334,530
			1,392,875
United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. PJSC, 4.70%, 04/24/33(b)		433	424,935
DAE Funding LLC(c)
1.55%, 08/01/24		761	761,000
2.63%, 03/20/25		295	289,191
DIB Sukuk Ltd., 5.24%, 03/04/29(c)		400	402,125
DP World Salaam, (5-year CMT + 5.75%), 6.00%(a)(c)(n)		1,290	1,281,938
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(b)		989	938,314
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(b)		6,214	5,971,281
			10,068,784
United Kingdom — 1.5%
10X Future Technologies Service Ltd., (Acquired 12/19/23, Cost: $8,971,201), 06/19/26(d)(e)(i)(m)	GBP	7,248	9,900,449
AA Bond Co. Ltd., 6.50%, 01/31/26(c)		6,632	8,382,270
Amber Finco PLC, 6.63%, 07/15/29(c)	EUR	2,811	3,152,539
Ardonagh Finco Ltd., 6.88%, 02/15/31(b)		13,470	14,432,127
Barclays PLC
3.00%, 05/08/26(c)	GBP	733	912,202
5.20%, 05/12/26	USD	819	817,400
3.25%, 02/12/27(c)	GBP	733	901,634
BCP V Modular Services Finance II PLC
6.13%, 11/30/28(b)		9,756	11,615,301
6.13%, 11/30/28(c)		4,890	5,821,937
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(b)	EUR	9,207	8,469,634
Bellis Finco PLC, 4.00%, 02/16/27(c)	GBP	6,281	7,408,392
Boparan Finance PLC, 7.63%, 11/30/25(c)		10,750	13,443,273
CK Hutchison Group Telecom Finance SA, 2.63%, 10/17/34(c)		7,929	7,602,575
CK Hutchison International 23 Ltd., 4.88%, 04/21/33(c)	USD	405	400,500
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		1,593	1,565,957
CPUK Finance Ltd., 7.88%, 08/28/29(c)	GBP	657	857,276
Deuce Finco PLC
5.50%, 06/15/27(b)		16,215	19,965,531
5.50%, 06/15/27(c)		8,032	9,889,802
eG Global Finance PLC(b)
11.00%, 11/30/28	EUR	4,176	4,796,293
12.00%, 11/30/28	USD	4,257	4,558,238
Global Switch Finance BV, 1.38%, 10/07/30(c)	EUR	2,954	2,892,765
HSBC Holdings PLC, (3-mo. LIBOR GBP + 1.31%), 1.75%, 07/24/27(a)	GBP	870	1,050,328
INEOS Quattro Finance 2 PLC, 8.50%, 03/15/29(c)	EUR	2,099	2,416,403
Informa PLC, 3.13%, 07/05/26(c)	GBP	736	911,141
Kane Bidco Ltd., 6.50%, 02/15/27(b)		6,412	8,061,604
Security		Par (000)	Value
United Kingdom (continued)
Lloyds Banking Group PLC, 2.25%, 10/16/24(c)	GBP	1,495	$ 1,908,398
Market Bidco Finco PLC(c)
4.75%, 11/04/27	EUR	2,406	2,473,725
5.50%, 11/04/27	GBP	5,079	6,105,101
Marks & Spencer PLC, 3.75%, 05/19/26(c)		7,361	9,276,043
Motion Finco SARL, 7.38%, 06/15/30(c)	EUR	1,826	2,062,243
National Grid PLC, 0.16%, 01/20/28(c)		4,956	4,810,211
Nationwide Building Society, (5-year UK Government Bond + 5.63%), 5.75%(a)(c)(n)	GBP	1,332	1,628,876
NatWest Group PLC(a)(c)
(1-year GBP Swap + 1.49%), 2.88%, 09/19/26		736	920,713
(1-year GBP Swap + 2.01%), 3.13%, 03/28/27		733	914,938
Pinewood Finco PLC, 6.00%, 03/27/30(b)		6,391	8,178,487
Punch Finance PLC, 6.13%, 06/30/26(c)		12,464	15,804,383
Rolls-Royce PLC, 3.63%, 10/14/25(b)	USD	2,681	2,609,754
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(c)	GBP	733	927,432
Stonegate Pub Co. Financing PLC(c)(d)
07/31/29		2,275	2,924,627
07/31/29	EUR	1,155	1,249,999
Thames Water Utilities Finance PLC, 4.00%, 06/19/25(c)	GBP	4,663	4,585,809
Virgin Media Secured Finance PLC(c)
4.25%, 01/15/30		4,880	5,420,668
4.13%, 08/15/30		5,975	6,509,786
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(c)		9,699	11,358,789
Vmed O2 U.K. Financing I PLC, 4.50%, 07/15/31(c)		4,058	4,395,123
Vodafone Group PLC(a)
(5-year CMT + 2.77%), 4.13%, 06/04/81	USD	545	479,700
(5-year UK Government Bond + 3.84%), 8.00%, 08/30/86(c)	GBP	5,928	8,256,121
Zegona Finance PLC
6.75%, 07/15/29(c)	EUR	3,018	3,327,472
8.63%, 07/15/29(b)	USD	6,211	6,335,996
			262,689,965
United States — 6.6%
Adient Global Holdings Ltd.(b)
4.88%, 08/15/26		603	591,819
8.25%, 04/15/31		539	566,693
Affinity Interactive, 6.88%, 12/15/27(b)		1,580	1,377,629
Alexander Funding Trust II, 7.47%, 07/31/28(b)		2,591	2,771,923
Allegiant Travel Co., 7.25%, 08/15/27(b)		2,340	2,182,453
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.63%, 07/15/26		513	513,740
9.75%, 07/15/27		1,589	1,587,659
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(b)		433	399,109
4.88%, 06/01/28(c)	GBP	11,939	14,055,100
AMC Networks, Inc.
10.25%, 01/15/29(b)	USD	2,651	2,619,612
4.25%, 02/15/29		3,904	2,686,113
4.25%, 02/15/29(b)(r)		1,994	2,099,682
Amentum Escrow Corp., 08/01/32(b)(d)		1,409	1,439,023
American Axle & Manufacturing, Inc., 5.00%, 10/01/29		710	651,193
American Tower Corp., 0.45%, 01/15/27	EUR	8,700	8,788,026
Amgen, Inc.
5.25%, 03/02/25	USD	5,091	5,086,661

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Amgen, Inc. (continued)
5.51%, 03/02/26	USD	8,494	$ 8,494,079
5.50%, 12/07/26(c)	GBP	736	961,891
2.30%, 02/25/31	USD	2,063	1,772,368
Amkor Technology, Inc., 6.63%, 09/15/27(b)		1,730	1,734,021
Aon North America, Inc., 5.15%, 03/01/29		3,425	3,478,889
Ap Grange Holdings LLC, (Acquired 07/21/24, Cost: $6,789,000), 6.50%, 03/20/45(e)(i)		6,789	6,789,000
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 2.00%, 09/01/28(c)	EUR	7,850	7,476,182
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(c)		8,014	7,068,737
4.13%, 08/15/26(b)	USD	18,334	15,504,906
Ares Capital Corp.
3.88%, 01/15/26		1,689	1,646,007
2.15%, 07/15/26		224	209,639
AT&T, Inc.
2.90%, 12/04/26	GBP	1,490	1,834,729
5.50%, 03/15/27(c)		750	974,849
ATI, Inc., 7.25%, 08/15/30	USD	879	919,010
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(b)
5.75%, 07/15/27		173	167,256
4.75%, 04/01/28		201	184,846
8.00%, 02/15/31		100	99,180
Bank of America Corp.(a)
(1-day SOFR + 1.37%), 1.92%, 10/24/31		2,979	2,496,370
(1-day SOFR + 1.53%), 1.90%, 07/23/31		1,007	849,415
(1-day SOFR + 1.65%), 5.47%, 01/23/35		6,755	6,907,223
(3-mo. CME Term SOFR + 1.07%), 3.37%, 01/23/26		5,163	5,110,974
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31		4,681	4,133,023
(3-mo. EURIBOR + 0.91%), 1.95%, 10/27/26(c)	EUR	3,529	3,752,072
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(b)	USD	1,098	1,128,108
Baxter International, Inc., 2.27%, 12/01/28		3,927	3,534,491
Becton Dickinson Euro Finance SARL, 3.55%, 09/13/29	EUR	5,830	6,374,101
Berry Global, Inc., 1.57%, 01/15/26	USD	6,086	5,784,235
BG Energy Capital PLC, 5.13%, 12/01/25(c)	GBP	1,344	1,727,330
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)	USD	2,632	2,637,327
Blackstone Private Credit Fund, 7.05%, 09/29/25		2,198	2,229,911
Boyd Gaming Corp.
4.75%, 12/01/27		323	313,912
4.75%, 06/15/31(b)		459	422,799
BP Capital Markets PLC, 2.52%, 04/07/28(c)	EUR	4,421	4,676,600
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)	USD	488	535,885
Breeze Aviation Group, Inc., (20.00% PIK), 20.00%, 01/30/28(e)(i)(m)		11,537	11,018,111
Broadcom, Inc.
4.75%, 04/15/29		4,701	4,717,673
2.45%, 02/15/31(b)		2,085	1,798,531
Caesars Entertainment, Inc., 4.63%, 10/15/29(b)		1,057	982,022
California Resources Corp., 8.25%, 06/15/29(b)		2,222	2,275,406
Calpine Corp.(b)
5.13%, 03/15/28		890	861,981
5.00%, 02/01/31		497	469,360
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(b)		6,036	5,535,696
Security		Par (000)	Value
United States (continued)
Catalent Pharma Solutions, Inc., 5.00%, 07/15/27(b)	USD	946	$ 939,446
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29		188	183,080
Series 2020, 5.38%, 04/15/27		377	375,954
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		746	765,238
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29		2,552	2,232,563
5.05%, 03/30/29		3,927	3,853,220
Chemours Co.(b)
5.75%, 11/15/28		119	111,324
4.63%, 11/15/29		458	401,153
Churchill Downs, Inc.(b)
5.50%, 04/01/27		115	113,638
5.75%, 04/01/30		681	667,707
6.75%, 05/01/31		496	503,722
Cinemark USA, Inc., 7.00%, 08/01/32(b)		547	556,708
Citigroup, Inc.
1.25%, 07/06/26(c)	EUR	3,503	3,709,446
1.75%, 10/23/26	GBP	1,146	1,381,729
(1-day SOFR + 0.53%), 1.28%, 11/03/25(a)	USD	5,694	5,630,993
(1-day SOFR + 1.17%), 2.56%, 05/01/32(a)		2,761	2,355,636
(1-day SOFR + 1.36%), 5.17%, 02/13/30(a)		3,431	3,468,738
(1-day SOFR + 1.42%), 2.98%, 11/05/30(a)		3,879	3,526,543
Citizens Bank NA/Providence RI, (1-day SOFR + 1.45%), 6.06%, 10/24/25(a)		750	748,276
Civitas Resources, Inc., 8.38%, 07/01/28(b)		6,515	6,840,173
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27		539	522,092
7.88%, 04/01/30		152	154,690
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		4,786	4,665,140
9.00%, 09/30/29		1,588	1,579,117
8.25%, 06/30/32		512	531,202
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(b)		2,393	2,348,490
Comcast Corp., 0.25%, 09/14/29	EUR	2,056	1,921,343
CommScope Technologies LLC, 6.00%, 06/15/25(b)	USD	7,311	6,863,201
Comstock Resources, Inc., 5.88%, 01/15/30(b)		771	717,163
Constellium SE, 08/15/32(c)(d)	EUR	2,179	2,364,118
Coty, Inc.(c)
3.88%, 04/15/26		10,185	11,010,701
5.75%, 09/15/28		1,286	1,451,863
CSC Holdings LLC(b)
5.50%, 04/15/27	USD	6,480	5,417,483
11.25%, 05/15/28		1,398	1,263,900
11.75%, 01/31/29		3,068	2,773,439
Dana Financing Luxembourg SARL(c)
3.00%, 07/15/29	EUR	4,003	3,920,250
8.50%, 07/15/31		4,003	4,693,348
DISH DBS Corp., 5.88%, 11/15/24	USD	5,832	5,438,581
DISH Network Corp.(r)
0.00%, 12/15/25(p)		4,091	2,982,702
3.38%, 08/15/26		1,604	974,282
Duke Energy Corp., 3.10%, 06/15/28	EUR	3,474	3,718,830
Encompass Health Corp.
4.50%, 02/01/28	USD	428	413,784
4.75%, 02/01/30		638	608,192
Energizer Holdings, Inc., 4.38%, 03/31/29(b)		624	576,119

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
EQM Midstream Partners LP(b)
7.50%, 06/01/27	USD	810	$ 832,164
7.50%, 06/01/30		865	933,539
EquipmentShare.com, Inc., 8.63%, 05/15/32(b)		503	522,244
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29(b)		896	834,659
Fidelity National Information Services, Inc., 1.50%, 05/21/27	EUR	3,673	3,795,628
Flyr Secured Notes, (10.34% PIK), 10.34%, 01/20/27(e)(m)	USD	6,803	6,574,029
Ford Motor Credit Co. LLC
4.87%, 08/03/27	EUR	2,261	2,523,728
5.80%, 03/08/29	USD	5,313	5,367,361
Freed Corp., 12.00%, 11/21/28(b)(e)		54,024	54,094,654
Freedom Mortgage Corp., 12.00%, 10/01/28(b)		134	144,174
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		533	536,816
9.13%, 05/15/31		258	253,807
Freewire Technology Notes, (6.00% PIK), 6.00%, 02/20/28(e)(m)		9,987	1
Frontier Communications Holdings LLC(b)
5.00%, 05/01/28		978	941,874
8.75%, 05/15/30		10,024	10,501,462
8.63%, 03/15/31		6,905	7,232,283
Frontier Florida LLC, Series E, 6.86%, 02/01/28		8,480	8,583,364
Frontier North, Inc., Series G, 6.73%, 02/15/28		5,875	5,816,250
Full House Resorts, Inc., 8.25%, 02/15/28(b)		262	257,917
GCI LLC, 4.75%, 10/15/28(b)		1,436	1,333,024
General Mills, Inc.
0.13%, 11/15/25	EUR	5,784	5,998,402
0.45%, 01/15/26		4,514	4,675,532
General Motors Financial Co., Inc.
5.35%, 07/15/27	USD	3,270	3,303,681
2.40%, 10/15/28		3,960	3,573,369
4.30%, 02/15/29(c)	EUR	2,332	2,597,431
4.30%, 04/06/29	USD	4,752	4,600,766
GFL Environmental, Inc., 4.38%, 08/15/29(b)		1,204	1,126,029
Gilead Sciences, Inc., 5.55%, 10/15/53		4,124	4,214,534
Global Payments, Inc., 4.88%, 03/17/31	EUR	1,697	1,934,942
Goldman Sachs Group, Inc.
0.25%, 01/26/28(c)		4,022	3,952,290
7.25%, 04/10/28	GBP	748	1,040,796
0.88%, 05/09/29(c)	EUR	3,676	3,552,492
(1-day SOFR + 0.82%), 1.54%, 09/10/27(a)	USD	3,927	3,654,336
(1-day SOFR + 0.91%), 1.95%, 10/21/27(a)		2,552	2,388,111
Goodyear Europe BV, 2.75%, 08/15/28(c)	EUR	1,477	1,449,992
Goodyear Tire & Rubber Co.
5.00%, 05/31/26	USD	350	345,297
4.88%, 03/15/27		125	121,921
5.25%, 04/30/31		178	165,986
5.63%, 04/30/33		131	120,548
GoTo Group, Inc., 5.50%, 05/01/28(b)		6,765	3,960,776
Green Plains SPE LLC, 11.75%, 02/08/26(b)(e)		91,561	89,500,877
H&E Equipment Services, Inc., 3.88%, 12/15/28(b)		698	637,789
Hanesbrands, Inc.(b)
4.88%, 05/15/26		750	734,570
9.00%, 02/15/31		544	575,763
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(b)		2,254	2,152,042
HCA, Inc.
5.25%, 06/15/26		2,749	2,755,127
4.50%, 02/15/27		1,571	1,553,274
5.63%, 09/01/28		4,976	5,094,165
Security		Par (000)	Value
United States (continued)
HCA, Inc. (continued)
3.38%, 03/15/29	USD	1,767	$ 1,652,851
4.13%, 06/15/29		2,709	2,613,403
3.50%, 09/01/30		5,232	4,826,909
5.45%, 04/01/31		1,010	1,029,899
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/29(b)	EUR	5,180	5,688,693
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(b)
5.00%, 06/01/29	USD	305	286,874
4.88%, 07/01/31		347	312,432
Home Depot, Inc., 2.38%, 03/15/51		7,094	4,203,722
Hyatt Hotels Corp., 5.38%, 04/23/25		2,735	2,729,258
Hyundai Capital America, (1-day SOFR + 1.04%), 6.41%, 06/24/27(a)(c)		600	600,678
Insight M, Inc., 7.00%, 01/25/29(e)		2,115	3,249,950
International Business Machines Corp., 3.38%, 02/06/27	EUR	3,354	3,655,635
JPMorgan Chase & Co.(a)
(1-day SOFR + 0.49%), 0.77%, 08/09/25	USD	1,915	1,912,972
(1-day SOFR + 0.89%), 1.58%, 04/22/27		4,515	4,261,552
(1-day SOFR + 1.56%), 4.32%, 04/26/28		8,632	8,525,680
(1-day SOFR + 1.75%), 4.57%, 06/14/30		8,479	8,384,055
(3-mo. EURIBOR + 0.76%), 1.09%, 03/11/27(c)	EUR	3,647	3,808,703
(3-mo. LIBOR GBP + 0.68%), 0.99%, 04/28/26(c)	GBP	1,893	2,357,956
Kraft Heinz Foods Co., 4.13%, 07/01/27(c)		440	558,215
Kronos International, Inc., Series JUL, 9.50%, 03/15/29(c)	EUR	869	1,018,064
LABL, Inc., 5.88%, 11/01/28(b)	USD	538	496,827
Lamar Media Corp., 4.88%, 01/15/29		742	720,298
Landsea Homes Corp., 11.00%, 07/17/28(e)		40,108	43,268,510
Lessen, Inc., 13.81%, 01/05/28(b)(e)		20,418	18,988,557
Level 3 Financing, Inc.(b)
4.63%, 09/15/27		6,435	4,249,674
11.00%, 11/15/29		4,059	4,297,345
Light & Wonder International, Inc.(b)
7.25%, 11/15/29		510	524,797
7.50%, 09/01/31		906	945,398
Lightning eMotors, Inc., 7.50%, 05/15/24(b)(r)		3,362	33,620
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(b)		17,943	16,058,985
Live Nation Entertainment, Inc., 4.75%, 10/15/27(b)		993	962,842
Lowe’s Cos., Inc., 5.63%, 04/15/53		4,253	4,214,262
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(b)		7,754	8,002,380
Medline Borrower LP, 5.25%, 10/01/29(b)		1,436	1,388,030
Morgan Stanley(a)
(1-day SOFR + 0.56%), 1.16%, 10/21/25		2,277	2,253,844
(1-day SOFR + 1.01%), 5.65%, 04/13/28		8,459	8,618,654
(1-day SOFR + 1.18%), 2.24%, 07/21/32		1,114	929,767
(1-day SOFR + 1.73%), 5.47%, 01/18/35		4,145	4,218,236
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29		4,986	4,816,011
(3-mo. EURIBOR + 0.83%), 1.34%, 10/23/26	EUR	4,468	4,712,845
Series I, (1-day SOFR + 0.75%), 0.86%, 10/21/25	USD	1,178	1,165,585
Nasdaq, Inc., 4.50%, 02/15/32	EUR	2,445	2,814,433
Nationstar Mortgage Holdings, Inc.(b)
5.00%, 02/01/26	USD	561	551,645
6.00%, 01/15/27		238	236,227
5.50%, 08/15/28		194	188,415
5.75%, 11/15/31		291	277,724

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
NCL Corp. Ltd.(b)
5.88%, 02/15/27	USD	464	$ 460,638
8.13%, 01/15/29		876	931,263
NCR Atleos Corp., 9.50%, 04/01/29(b)		4,683	5,115,813
NCR Voyix Corp.(b)
5.00%, 10/01/28		160	152,997
5.13%, 04/15/29		235	224,514
5.25%, 10/01/30		560	525,397
Netflix, Inc., 3.63%, 05/15/27	EUR	6,616	7,273,761
Nexstar Media, Inc., 4.75%, 11/01/28(b)	USD	714	656,932
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29(b)		608	616,181
Northern Oil & Gas, Inc.(b)
8.13%, 03/01/28		665	678,550
8.75%, 06/15/31		777	818,926
Olympus Water U.S. Holding Corp.(b)
4.25%, 10/01/28		554	510,818
9.75%, 11/15/28		4,417	4,693,809
ONEOK Partners LP, 4.90%, 03/15/25		9,738	9,701,389
Oracle Corp.
2.30%, 03/25/28		7,063	6,496,755
2.88%, 03/25/31		7,239	6,405,111
5.55%, 02/06/53		4,270	4,152,867
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 04/30/31(b)		866	796,977
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		218	213,040
4.25%, 01/15/29		270	250,353
4.63%, 03/15/30		481	441,957
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(b)		578	571,899
Pacific Gas and Electric Co., 6.10%, 01/15/29		5,941	6,177,055
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/28(b)		562	527,578
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27(b)		364	343,898
Palomino Funding Trust I, 7.23%, 05/17/28(b)		665	709,306
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		724	742,904
Paramount Global, 7.88%, 07/30/30		4,600	4,881,061
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28(b)		1,016	1,005,840
Performance Food Group, Inc.(b)
5.50%, 10/15/27		319	314,742
4.25%, 08/01/29		679	628,877
Permian Resources Operating LLC, 8.00%, 04/15/27(b)		2,126	2,194,447
Pioneer Midco Notes, (10.50% PIK), 10.50%, 11/18/30(e)(m)		15,081	15,156,412
Pitney Bowes, Inc., 6.88%, 03/15/27(b)		11,712	11,583,460
Post Holdings, Inc.(b)
5.50%, 12/15/29		488	473,454
4.50%, 09/15/31		721	655,690
PPG Industries, Inc., 1.88%, 06/01/25	EUR	3,378	3,601,120
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(b)	USD	1,272	1,267,819
Procter & Gamble Co., 4.88%, 05/11/27	EUR	2,314	2,636,565
Rand Parent LLC, 8.50%, 02/15/30(b)	USD	8,915	8,815,752
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 04/16/29(c)		400	361,520
Security		Par (000)	Value
United States (continued)
RingCentral, Inc., 8.50%, 08/15/30(b)	USD	8,027	$ 8,433,632
Sabre GLBL, Inc.(b)
8.63%, 06/01/27		7,806	7,297,129
11.25%, 12/15/27		6,170	6,110,199
Santander Holdings USA, Inc., 3.45%, 06/02/25		912	896,393
Scotts Miracle-Gro Co., 4.00%, 04/01/31		581	513,297
Seagate HDD Cayman
8.25%, 12/15/29(b)		5,547	5,977,895
8.50%, 07/15/31(b)		3,134	3,402,845
9.63%, 12/01/32		5,055	5,788,841
Service Properties Trust
3.95%, 01/15/28		100	86,200
8.38%, 06/15/29		10,298	10,251,907
4.95%, 10/01/29		284	226,384
8.88%, 06/15/32		11,182	10,653,745
Six Flags Entertainment Corp.(b)
5.50%, 04/15/27		337	335,109
7.25%, 05/15/31		717	739,187
Solventum Corp., 5.40%, 03/01/29(b)		4,311	4,364,354
Sonder Bridge Notes, (10.00% PIK), 10.00%, 12/31/24(e)(m)		2,106	2,043,299
Sonder Holdings, Inc., (14.35% PIK), 14.35%, 12/10/26(e)(m)(s)		22,309	19,687,317
Southern California Edison Co.
6.65%, 04/01/29		1,188	1,268,454
Series A, 4.20%, 03/01/29		3,168	3,088,975
Spirit AeroSystems, Inc.(b)
9.38%, 11/30/29		5,300	5,736,203
9.75%, 11/15/30		13,965	15,563,923
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/25(b)		738	735,459
Station Casinos LLC(b)
4.50%, 02/15/28		629	596,964
4.63%, 12/01/31		107	97,509
Stem, Inc., 0.50%, 12/01/28(b)(r)		749	297,646
STL Holding Co. LLC, 8.75%, 02/15/29(b)		1,308	1,361,769
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		2,365	2,548,592
Talos Production, Inc., 9.00%, 02/01/29(b)		727	766,016
Tenet Healthcare Corp., 6.13%, 10/01/28		1,991	1,995,983
Tenneco, Inc., 8.00%, 11/17/28(b)		5,600	5,082,346
Texas Capital Bancshares, Inc., (5-year CMT + 3.15%), 4.00%, 05/06/31(a)		3,600	3,337,021
Thermo Fisher Scientific, Inc., 1.38%, 09/12/28	EUR	3,674	3,723,750
T-Mobile U.S., Inc.
3.50%, 04/15/31	USD	3,066	2,805,750
2.70%, 03/15/32		4,721	4,044,857
TransDigm, Inc.
5.50%, 11/15/27		936	924,255
4.88%, 05/01/29		951	904,970
Transocean, Inc., 8.25%, 05/15/29(b)		3,021	3,084,649
Truist Financial Corp., (1-day SOFR + 1.62%), 5.44%, 01/24/30(a)		2,130	2,162,822
UKG, Inc., 6.88%, 02/01/31(b)		1,000	1,027,834
UnitedHealth Group, Inc., 5.63%, 07/15/54		4,163	4,268,389
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		7,776	7,865,023
Univision Communications, Inc.(b)
8.00%, 08/15/28		1,320	1,326,534
4.50%, 05/01/29		745	650,730
8.50%, 07/31/31		259	256,233
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(b)		1,426	1,451,210

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Vantage Drilling International Ltd., 9.50%, 02/15/28(b)	USD	4,464	$ 4,494,634
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		1,936	1,684,320
Verizon Communications, Inc.
1.13%, 11/03/28	GBP	733	821,912
4.25%, 10/31/30	EUR	3,192	3,632,147
VF Corp., 2.40%, 04/23/25	USD	912	890,980
Viasat, Inc.(b)
6.50%, 07/15/28		625	508,807
7.50%, 05/30/31		488	358,171
VICI Properties LP/VICI Note Co., Inc.(b)
4.63%, 06/15/25		1,163	1,151,433
4.50%, 09/01/26		939	921,834
Viking Cruises Ltd., 7.00%, 02/15/29(b)		1,331	1,344,057
Vistra Operations Co. LLC(b)
5.63%, 02/15/27		10,588	10,506,662
7.75%, 10/15/31		4,585	4,845,222
Vital Energy, Inc.
9.75%, 10/15/30		220	240,480
7.88%, 04/15/32(b)		645	656,071
VMware, Inc., 4.65%, 05/15/27		1,962	1,952,667
Walgreens Boots Alliance, Inc., 3.20%, 04/15/30		816	672,859
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		759	792,227
Wells Fargo & Co.
1.38%, 10/26/26(c)	EUR	3,666	3,797,730
1.50%, 05/24/27(c)		5,570	5,747,113
(1-day SOFR + 1.78%), 5.50%, 01/23/35(a)	USD	8,610	8,776,703
(1-day SOFR + 1.98%), 4.81%, 07/25/28(a)		7,379	7,359,907
Westbay, 11.00%, 02/06/30(e)		38,780	38,876,950
WRKCo, Inc., 4.00%, 03/15/28		785	762,690
Xerox Holdings Corp., 5.50%, 08/15/28(b)		692	587,105
Zayo Group Holdings, Inc., 4.00%, 03/01/27(b)		3,363	2,859,784
			1,137,543,636
Zambia(b) — 0.0%
First Quantum Minerals Ltd.
6.88%, 10/15/27		4,329	4,258,654
9.38%, 03/01/29		2,391	2,518,034
			6,776,688
Total Corporate Bonds — 12.9% (Cost: $2,429,729,187)			2,219,699,779
Fixed Rate Loan Interests
United States(e) — 0.1%
CML ST Regis Aspen, Term Loan, 7.27%, 02/09/27		18,600	18,522,088
OD Intermediate SUBI Holdco II LLC, Mezzanine Term Loan, 10.00%, 01/23/26		8,407	8,213,805
Total Fixed Rate Loan Interests — 0.1% (Cost: $26,801,996)			26,735,893
Floating Rate Loan Interests(a)
Belgium — 0.0%
Finco Utilitas SARL, EUR Term Loan B, 09/26/30(s)	EUR	2,600	2,817,761
Security		Par (000)	Value
Canada — 0.0%
Garda World Security Corp., 2022 Term Loan B, 02/01/29(s)	USD	663	$ 665,018
Colombia — 0.0%
Ecopetrol SA, 2023 Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.00%, 09/06/30(e)		2,150	2,199,880
Czech Republic — 0.0%
AI Sirona Luxembourg Acquisition SARL, 2024 EUR Term Loan B, 09/30/28(s)	EUR	4,000	4,344,757
Finland — 0.1%
Mehilainen Yhtiot Oy
2024 EUR 1st Lien Term Loan B5A, 07/04/31(s)		1,403	1,521,727
2024 EUR Delayed Draw Term Loan, 07/04/31(s)		479	519,324
2024 EUR New Money Term Loan B5B, 07/04/31(s)		2,679	2,902,307
2024 EUR Term Loan B, (1-week EURIBOR at 0.00% Floor + 4.00%), 7.62%, 08/09/28		2,627	2,845,804
			7,789,162
France — 0.3%
Babilou Group, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 7.69%, 11/18/30		18,693	20,172,234
Holding Socotec SAS, 06/02/28(s)		3,955	4,269,597
HomeVi SASU, 2024 EUR Term Loan B, 10/31/29(s)		7,000	7,251,659
Parts Europe SA, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 7.44%, 02/03/31		13,296	14,412,728
Ramsay Generale de Sante SA, 2024 EUR Term Loan B4, 07/22/31(e)(s)		3,000	3,246,750
			49,352,968
Germany — 0.3%
Aenova Holding GmbH, 2024 EUR Term Loan B, 07/10/31(s)		5,660	6,131,027
Apleona Holding GmbH, 2024 EUR Term Loan B3, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 7.39%, 04/28/28		7,202	7,807,125
Ctec III GmbH, 2022 EUR Term Loan B, 03/16/29(s)		3,000	3,244,542
IFCO Management GmbH, 2024 EUR Term Loan B, 11/29/29(s)		5,000	5,430,081
Mosel Bidco SE, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.50%), 8.22%, 09/16/30		11,089	12,050,549
Nidda Healthcare Holding GmbH, 2024 EUR Term Loan B3, 02/21/30(s)		7,677	8,289,903
Tele Columbus AG, 2024 EUR Term Loan B, (3- mo. EURIBOR at 6.00% Floor + 4.00%), 10.00%, 01/01/29		2,000	1,586,860
TK Elevator Midco GMBH, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 7.59%, 04/30/30		6,348	6,880,353
			51,420,440

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Jersey(e) — 0.1%
Vita Global Finco Ltd.
EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 7.00%), 10.74%, 07/06/27	EUR	8,148	$ 8,443,789
GBP Incremental Term Loan, (1-day SONIA + 7.00%), 12.19%, 07/06/27	GBP	4,989	6,149,125
			14,592,914
Luxembourg — 0.3%
Allied Universal Holdco LLC, 2021 EUR Term Loan, 05/12/28(s)	EUR	4,000	4,302,939
INEOS Finance PLC
2022 EUR Term Loan B, 11/08/27(s)		2,000	2,167,747
2024 EUR 1st Lien Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 7.10%, 06/23/31		5,860	6,298,470
Speed Midco 3 SARL
, 05/16/29(s)		2,184	2,793,118
2024 EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 4.95%), 8.67%, 06/05/31(e)		24,221	26,082,771
Tackle SARL, 2021 EUR Term Loan B, 05/22/28(s)		3,000	3,227,691
			44,872,736
Netherlands — 0.7%
Cuppa Bidco BV, GBP Term Loan B2, 07/30/29(s)	GBP	1,000	1,255,417
Cypher Bidco BV, EUR Term Loan, (6-mo. EURIBOR + 4.50%), 8.34%, 12/30/28(e)	EUR	19,970	20,830,074
Median BV, 2021 EUR Term Loan B, 10/14/27(s)		7,855	8,454,507
Peer Holding III BV, 2024 EUR Term Loan B6, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 6.96%, 06/20/31		12,000	12,982,194
Pegasus Bidco BV, 2024 EUR Term Loan, 07/12/29(s)		3,333	3,609,375
Unit4 Group Holding BV, 06/29/28(s)		5,686	6,088,393
Upfield BV, 2024 GBP Term Loan B11, 01/03/28(s)		13,449	17,195,657
Ziggo BV, 2019 EUR Term Loan H, (1-mo. EURIBOR at 0.00% Floor + 3.00%), 6.61%, 01/31/29		41,843	44,562,099
			114,977,716
Norway — 0.0%
Sector Alarm Holding AS, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.25%), 6.79%, 06/14/29		3,255	3,533,786
Spain — 0.3%
Aernnova Aerospace SAU, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 7.71%, 02/27/30		7,818	8,489,593
Cervantes Bidco SL, 2024 EUR 1st Lien Term Loan B, 06/13/31(s)		3,708	4,013,379
Galapagos SA, 2023 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.90%), 7.59%, 03/01/26(e)		14,948	16,177,493
PAX Holdco Spain SL, 2024 EUR Term Loan B3, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 8.74%, 12/31/29		10,199	10,942,685
Promontoria Challenger I SA, EUR Term Loan, (1-mo. EURIBOR + 3.25%), 6.83%, 12/20/24(e)		14,881	16,086,046
			55,709,196
Security		Par (000)	Value
Sweden(s) — 0.1%
IGT HOLDING IV AB, 07/31/31		4,000	$ 4,318,177
Platea BC Bidco AB
EUR Delayed Draw Term Loan, 04/02/31	EUR	833	903,149
EUR Term Loan, 04/02/31		4,167	4,515,731
			9,737,057
United Kingdom — 0.6%
Bellis Acquisition Co. PLC, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 7.80%, 05/14/31		10,319	11,118,510
CD&R Firefly Bidco PLC, 2024 GBP Term Loan B6, (3-mo. SONIA at 0.00% Floor + 5.75%), 11.06%, 06/21/28	GBP	4,014	5,160,584
CML Project Horizons, GBP Term Loan, (3-mo. SONIA + 3.75%), 8.95%, 03/05/28(e)		15,221	19,494,279
Eagle Bidco Ltd., 2021 GBP Term Loan B, 03/20/28(s)		3,000	3,838,756
GVC Holdings (Gibraltar) Limited, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.25%), 6.92%, 06/30/28	EUR	6,028	6,539,770
INEOS Quattro Holdings U.K. Ltd., 2023 EUR 1st Lien Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 4.50%), 8.10%, 04/02/29		7,550	8,180,154
Lorca Finco PLC, 2024 EUR Term Loan, (6-mo. EURIBOR at 0.00% Floor + 3.50%), 7.20%, 03/25/31		11,072	11,985,996
Market Bidco Ltd., EUR Term Loan B1, (3-mo. EURIBOR at 0.00% Floor + 4.75%), 8.58%, 11/04/27		3,005	3,248,096
Mercia(e)
GBP Term Loan A1, (3-mo. SONIA + 2.40%), 7.60%, 04/09/26	GBP	6,259	8,042,686
GBP Term Loan A2, (3-mo. SONIA + 2.40%), 7.60%, 04/09/26		19,085	24,523,028
GBP Term Loan B1, (3-mo. SONIA + 2.40%), 7.60%, 04/09/26		1,100	1,412,607
Modulaire Group Holdings Ltd., 2024 EUR Term Loan B, 12/15/28(s)	EUR	3,000	3,221,165
WM Morrison, GBP Term Loan B2, (3-mo. SONIA at 0.00% Floor + 5.61%), 10.81%, 11/04/27	GBP	1,995	2,566,442
			109,332,073
United States — 1.6%
Aimbridge Acquisition Co., Inc., 2020 Incremental Term Loan B, (1-mo. CME Term SOFR + 4.86%), 10.21%, 02/02/26	USD	8,978	8,843,017
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 05/12/28(s)		2,660	2,658,218
Alorica, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 1.50% Floor + 6.88%), 12.22%, 12/21/27(e)		10,344	10,176,179
Altar Bidco, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.60%), 10.85%, 02/01/30		14,590	14,261,834
Amazon Holdco, Inc., 2024 Term Loan B, 07/30/31(e)(s)		5,615	5,629,038
American Auto Auction Group, LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.15%), 10.48%, 12/30/27		1,699	1,700,924

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Arsenal AIC Parent LLC, 2024 1st Lien Term Loan B, 08/19/30(s)	USD	612	$ 616,147
Avaya, Inc., 2023 Exit Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.50%, 6.37% PIK), 19.84%, 08/01/28		42	37,829
Bally’s Corp., 2021 Term Loan B, 10/02/28(s)		4,123	3,937,465
Bausch & Lomb Corp., Term Loan, 05/10/27(s)		2,729	2,676,534
Boost Newco Borrower LLC, 2024 USD Term Loan B, 01/31/31(s)		1,083	1,083,820
Boxer Parent Co., Inc., 2024 EUR Term Loan B, 07/30/31(s)	EUR	5,983	6,483,560
Caesars Entertainment, Inc., 2024 Term Loan B1, 02/06/31(s)	USD	6,342	6,347,644
Cloud Software Group, Inc., 2024 USD Term Loan B, 03/30/29(s)		4,002	3,998,358
Clydesdale Acquisition Holdings, Inc.(s)
2024 1st Lien Term Loan, 04/13/29		3,535	3,535,543
, 04/13/29		2,933	2,943,009
CML Hyatt Lost Pines, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 3.66%), 8.88%, 09/09/26(e)		16,300	16,300,000
CML La Quinta Resort, Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.33%, 12/09/26(e)		14,036	14,003,836
CML Lake Tahoe Resort Hotel, Term Loan, (1-mo. CME Term SOFR + 3.01%), 8.23%, 10/25/26(e)		11,574	11,367,171
CML Terranea Resort, Term Loan, (1-mo. CME Term SOFR + 4.35%), 9.69%, 01/01/28(e)		7,900	7,927,869
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 05/01/31		3,428	3,439,138
Digital Room Holdings, Inc., 2021 Term Loan, (1- mo. CME Term SOFR + 5.35%), 10.69%, 12/21/28		3,550	3,410,505
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.11%), 10.46%, 08/02/27		2,311	2,321,545
ECL Entertainment LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.34%, 08/31/30		10,940	10,967,059
Emerald Electronics Manufacturing Services, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.40%), 11.75%, 12/29/27(e)		4,135	3,638,421
Fertitta Entertainment LLC/NV, 2022 Term Loan B, 01/29/29(s)		2,391	2,395,825
First Brands Group LLC, 2023 EUR Incremental Term Loan, (3-mo. EURIBOR at 1.00% Floor + 5.00%), 8.64%, 03/30/27(e)	EUR	6,207	6,726,185
Galaxy Universal LLC, 1st Lien Term Loan, (6-mo. CME Term SOFR at 1.00% Floor + 6.50%), 11.79%, 11/12/26(e)	USD	18,405	18,220,674
GoTo Group, Inc.
2024 First Out Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.85%), 10.18%, 04/28/28		7,025	6,183,985
2024 Second Out Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.85%), 10.18%, 04/28/28		5,164	2,069,762
Green Plains Operating Co. LLC, Term Loan, (3- mo. LIBOR US at 0.00% Floor + 8.00%), 13.60%, 07/20/26(e)		14,299	14,120,527
Security		Par (000)	Value
United States (continued)
Helios Service Partners LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 6.51%), 11.85%, 03/19/27(e)	USD	2,400	$ 2,402,730
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 08/02/28(s)		1,080	1,080,573
Hydrofarm Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 5.61%), 10.96%, 10/25/28(e)		2,640	2,125,290
Indy U.S. Holdco LLC, 2024 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 4.75%), 8.35%, 03/06/28	EUR	10,698	11,572,736
J&J Ventures Gaming LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.11%), 9.46%, 04/26/28	USD	4,041	4,044,157
Jack Ohio Finance LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.86%), 10.21%, 10/04/28		2,082	2,082,286
Level 3 Financing Inc., 2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.91%, 04/15/29		1,452	1,438,682
Maverick Gaming LLC
2024 PIK Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.82%, 06/03/28		1,943	1,845,582
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.82%, 06/03/28		3,204	2,243,046
Medline Borrower LP, 2024 Term Loan B, 10/23/28(s)		5,552	5,568,074
Naked Juice LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.10%), 11.43%, 01/24/30		523	389,964
NGP XI Midstream Holdings LLC, Term Loan B, 07/25/31(e)(s)		2,502	2,492,618
Orion Group Holdco LLC(e)
2022 1st Amendment Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.76%), 12.10%, 03/19/27		456	458,861
2022 First A&R Amendment Incremental DDTL, (3-mo. CME Term SOFR at 1.00% Floor + 6.76%), 12.10%, 03/19/27		2,044	2,057,353
2023 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.51%), 11.85%, 03/19/27		3,683	3,687,582
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 6.26%), 11.60%, 03/19/27		772	767,438
First Lien Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 11.60%, 03/19/27		4,570	4,598,497
First Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 11.60%, 03/19/27		391	393,361
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 11.60%, 03/19/27		77	76,663
Quartz Acquireco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.08%, 06/28/30		3,930	3,942,602
Redstone Holdco 2 LP
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 8.01%), 13.26%, 04/27/29		6,772	5,160,806
2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.26%, 04/27/28		9,178	7,757,164

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.76%, 03/16/27	USD	4,523	$ 4,536,300
Station Casinos LLC, 2024 Term Loan B, 03/14/31(s)		1,824	1,825,642
Vaco Holdings LLC, 2022 Term Loan, (3-mo. CME Term SOFR + 5.15%), 10.48%, 01/21/29		4,217	4,172,598
Verifone Systems, Inc., 2018 1st Lien Term Loan, 08/20/25(s)		2,758	2,373,567
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.11%), 10.46%, 09/01/25		1,428	1,249,940
Waystar Technologies, Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 8.09%, 10/22/29		163	163,929
Xerox Corp., 2023 Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.34%, 11/17/29		2,232	2,220,616
			280,750,278
Total Floating Rate Loan Interests — 4.4% (Cost: $761,154,928)			752,095,742
Foreign Agency Obligations
Bahrain — 0.0%
Bahrain Government International Bond, 5.45%, 09/16/32(c)		1,090	1,013,700
Benin — 0.0%
Benin Government International Bond, 7.96%, 02/13/38(b)		396	369,270
Brazil — 0.4%
Brazil Letras do Tesouro Nacional, 0.00%, 10/01/24(p)	BRL	149	25,866,356
Brazil Notas do Tesouro Nacional
10.00%, 01/01/25		57	10,062,556
Series F, 10.00%, 01/01/27		185	31,478,919
Brazilian Government International Bond, 7.13%, 05/13/54	USD	1,981	1,957,228
			69,365,059
Cameroon, United Republic Of — 0.0%
Republic of Cameroon International Bond, 9.50%, 07/31/31(c)		851	808,450
Chile — 0.0%
Chile Government International Bond, 4.34%, 03/07/42		1,763	1,540,862
Colombia — 0.3%
Colombia Government International Bond
4.50%, 01/28/26		2,090	2,049,245
3.88%, 03/22/26	EUR	509	546,976
8.00%, 04/20/33	USD	1,205	1,264,045
8.00%, 11/14/35		355	370,265
8.75%, 11/14/53		350	372,225
Security		Par (000)	Value
Colombia (continued)
Colombian TES
Series B, 5.75%, 11/03/27	COP	69,686,000	$ 15,469,765
Series B, 6.00%, 04/28/28		139,822,100	30,577,634
			50,650,155
Costa Rica — 0.0%
Costa Rica Government International Bond
6.55%, 04/03/34(c)	USD	740	765,441
7.30%, 11/13/54(b)		744	792,360
			1,557,801
Czech Republic — 0.1%
Czech Republic Government Bond, Series 150, 5.00%, 09/30/30	CZK	292,860	13,423,462
Dominican Republic — 0.1%
Dominican Republic International Bond
6.88%, 01/29/26(c)	USD	1,149	1,163,719
5.95%, 01/25/27(c)		1,613	1,617,032
4.50%, 01/30/30(b)		1,841	1,710,399
7.05%, 02/03/31(b)		1,360	1,427,157
4.88%, 09/23/32(b)		1,486	1,361,087
10.75%, 06/01/36(b)	DOP	222,800	3,833,322
			11,112,716
Egypt — 0.0%
Egypt Government International Bond
5.63%, 04/16/30(c)	EUR	881	776,178
7.63%, 05/29/32(c)	USD	1,843	1,543,512
8.50%, 01/31/47(b)		855	646,059
7.50%, 02/16/61(b)		968	655,518
			3,621,267
Guatemala — 0.1%
Guatemala Government Bond
5.25%, 08/10/29(c)		1,610	1,564,215
5.25%, 08/10/29(b)		842	818,056
7.05%, 10/04/32(b)		1,392	1,475,955
6.60%, 06/13/36(b)		716	726,964
4.65%, 10/07/41(b)		259	206,148
			4,791,338
Honduras — 0.0%
Honduras Government International Bond, 5.63%, 06/24/30(b)		697	602,034
Hungary — 0.1%
Hungary Government Bond, Series 28/A, 6.75%, 10/22/28	HUF	2,974,420	8,394,548
Hungary Government International Bond
5.25%, 06/16/29(b)	USD	1,710	1,703,588
5.38%, 09/12/33(c)	EUR	1,334	1,524,028
5.50%, 03/26/36(b)	USD	475	465,797
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(c)	EUR	1,348	1,548,681
			13,636,642
Indonesia — 0.2%
Indonesia Government International Bond
4.55%, 01/11/28	USD	200	197,812
4.65%, 09/20/32		3,387	3,319,260
4.85%, 01/11/33		200	198,250

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Indonesia (continued)
Indonesia Government International Bond (continued)
5.65%, 01/11/53	USD	200	$ 205,562
5.10%, 02/10/54		800	770,750
Indonesia Treasury Bond
Series FR59, 7.00%, 05/15/27	IDR	161,711,000	10,048,333
Series FR72, 8.25%, 05/15/36		147,754,000	9,969,035
Series FR98, 7.13%, 06/15/38		213,573,000	13,230,573
Perusahaan Penerbit SBSN Indonesia III, 4.40%, 06/06/27(b)	USD	895	882,694
			38,822,269
Ireland — 0.1%
Ireland Government Bond, 2.60%, 10/18/34(c)	EUR	19,000	20,392,057
Ivory Coast — 0.0%
Ivory Coast Government International Bond
6.38%, 03/03/28(c)	USD	1,504	1,472,980
5.88%, 10/17/31(c)	EUR	1,867	1,841,236
8.25%, 01/30/37(b)	USD	484	468,270
			3,782,486
Jordan — 0.0%
Jordan Government International Bond, 4.95%, 07/07/25(c)		652	639,368
Kenya — 0.0%
Republic of Kenya Government International Bond, 9.75%, 02/16/31(b)		1,052	998,085
Mexico — 0.3%
Mexican Bonos
Series M, 7.00%, 09/03/26	MXN	3,741	18,814,929
Series M, 8.50%, 03/01/29		618	3,152,211
Series M, 7.50%, 05/26/33		3,233	15,014,714
Mexico Cetes, Series BI, 11.41%, 10/03/24(t)		18,848	9,925,079
Mexico Government International Bond
3.75%, 01/11/28	USD	1,584	1,521,135
2.66%, 05/24/31		2,151	1,809,529
6.35%, 02/09/35		1,455	1,496,467
6.34%, 05/04/53		385	369,407
			52,103,471
Montenegro — 0.0%
Montenegro Government International Bond, 2.88%, 12/16/27(c)	EUR	780	779,524
Morocco — 0.0%
Morocco Government International Bond, 5.95%, 03/08/28(b)	USD	750	760,500
Nigeria — 0.0%
Nigeria Government International Bond
8.38%, 03/24/29(b)		739	694,429
7.63%, 11/28/47(c)		984	718,935
			1,413,364
Oman(c) — 0.0%
Oman Government International Bond
6.50%, 03/08/47		807	819,357
6.75%, 01/17/48		1,936	2,013,440
			2,832,797
Security		Par (000)	Value
Panama — 0.0%
Panama Government International Bond
7.50%, 03/01/31	USD	1,465	$ 1,549,238
6.40%, 02/14/35		1,783	1,736,749
8.00%, 03/01/38		726	784,762
			4,070,749
Paraguay(c) — 0.0%
Paraguay Government International Bond
2.74%, 01/29/33		1,012	834,900
5.60%, 03/13/48		682	621,302
			1,456,202
Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(c)		1,713	1,693,027
Peruvian Government International Bond
2.78%, 01/23/31		1,589	1,380,940
1.86%, 12/01/32		3,029	2,349,368
7.60%, 08/12/39(b)	PEN	14,571	3,989,721
			9,413,056
Philippines — 0.0%
Philippines Government International Bond, 2.65%, 12/10/45	USD	1,200	798,132
Poland — 0.4%
Republic of Poland Government Bond
Series 0429, 5.75%, 04/25/29	PLN	82,697	21,297,028
Series 0729, 4.75%, 07/25/29		47,997	11,798,844
Series 1029, 2.75%, 10/25/29		118,639	26,700,584
Series 1034, 5.00%, 10/25/34		26,814	6,547,248
Republic of Poland Government International Bond
4.88%, 10/04/33	USD	684	675,965
5.50%, 04/04/53		1,046	1,030,645
			68,050,314
Republic of Korea — 0.0%
Korea National Oil Corp., 4.88%, 04/03/29(c)		390	392,960
Republic of North Macedonia — 0.0%
North Macedonia Government International Bond, 6.96%, 03/13/27(c)	EUR	638	717,093
Romania — 0.0%
Romanian Government International Bond
5.25%, 11/25/27(b)	USD	850	842,563
2.50%, 02/08/30(c)	EUR	1,860	1,781,240
2.12%, 07/16/31(c)		1,029	909,283
			3,533,086
Saudi Arabia — 0.0%
Saudi Government International Bond
4.50%, 04/17/30(c)	USD	1,986	1,946,901
5.00%, 01/18/53(b)		1,509	1,342,067
			3,288,968
Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(c)		1,011	849,240
Serbia — 0.0%
Serbia International Bond, 6.00%, 06/12/34(b)		984	980,930
South Africa — 0.3%
Republic of South Africa Government Bond
Series 2030, 8.00%, 01/31/30	ZAR	471,095	24,340,490

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
South Africa (continued)
Republic of South Africa Government Bond (continued)
Series 2040, 9.00%, 01/31/40	ZAR	169,120	$ 7,615,423
Series 2044, 8.75%, 01/31/44		232,832	10,000,705
Series R213, 7.00%, 02/28/31		218,523	10,367,829
Republic of South Africa Government International Bond
5.88%, 04/20/32	USD	1,355	1,278,781
5.00%, 10/12/46		1,120	806,400
			54,409,628
South Korea(c) — 0.0%
Korea National Oil Corp.
4.75%, 04/03/26		200	199,316
4.88%, 04/03/28		200	201,084
			400,400
Spain(b) — 0.5%
Spain Government Bond
3.45%, 10/31/34	EUR	36,093	40,176,778
2.90%, 10/31/46		22,348	21,635,791
3.45%, 07/30/66		17,359	17,478,841
			79,291,410
Thailand — 0.0%
Export Import Bank of Thailand, 3.90%, 06/02/27(c)	USD	300	292,239
Trinidad And Tobago — 0.0%
Trinidad & Tobago Government International Bond, 6.40%, 06/26/34(b)		1,208	1,222,496
Turkey — 0.1%
Turkiye Government Bond
37.00%, 02/18/26	TRY	298,937	8,834,676
31.08%, 11/08/28		85,770	2,691,663
26.20%, 10/05/33		256,822	7,635,584
			19,161,923
Ukraine — 0.0%
Ukraine Government International Bond, 7.75%, 09/01/25(c)(g)(o)	USD	968	351,868
United Kingdom(c) — 0.4%
United Kingdom Gilt
3.75%, 10/22/53	GBP	18,101	20,311,185
0.50%, 10/22/61		102,040	40,547,101
			60,858,286
Uruguay — 0.0%
Uruguay Government International Bond
9.75%, 07/20/33	UYU	49,621	1,236,445
5.75%, 10/28/34	USD	1,755	1,860,740
			3,097,185
Security		Par (000)	Value
Uzbekistan(b) — 0.0%
Republic of Uzbekistan International Bond
5.38%, 05/29/27	EUR	921	$ 996,752
7.85%, 10/12/28	USD	724	746,625
			1,743,377
Total Foreign Agency Obligations — 3.5% (Cost: $632,216,942)			609,396,219

	Shares
Grantor Trust
United States — 0.0%
iShares Bitcoin Trust(f)(g)(k)	198,874	7,394,135
Total Grantor Trust — 0.0% (Cost: $7,042,313)		7,394,135
Investment Companies
United States — 1.4%
Invesco Senior Loan ETF	404,029	8,484,609
iShares 0-5 Year TIPS Bond ETF(f)	190,821	19,070,651
iShares Core S&P Small-Cap ETF(f)	76,782	9,086,382
iShares iBoxx $ High Yield Corporate Bond ETF(f)(h)	636,699	50,006,339
iShares iBoxx $ Investment Grade Corporate Bond ETF(f)(h)	116,353	12,747,635
iShares JP Morgan USD Emerging Markets Bond ETF(f)(h)	118,254	10,696,074
iShares Latin America 40 ETF(f)(h)	371,046	9,201,941
iShares MSCI Brazil ETF(f)	436,853	12,131,408
iShares MSCI Emerging Markets ETF(f)	56,435	2,423,883
iShares Russell Mid-Cap Growth ETF(f)(h)	48,366	5,367,659
SPDR Blackstone Senior Loan ETF	203,395	8,491,741
SPDR Bloomberg High Yield Bond ETF(h)	95,958	9,196,615
SPDR S&P Oil & Gas Exploration & Production ETF(h)	24,294	3,556,399
VanEck J. P. Morgan EM Local Currency Bond ETF	1,063,266	25,741,670
VanEck Semiconductor ETF(g)(h)	210,654	52,029,431
Total Investment Companies — 1.4% (Cost: $226,712,189)		238,232,437

Par (000)
Municipal Bonds
Florida — 0.0%
Florida Development Finance Corp., Refunding RB, AMT, 12.00%, 07/15/32(b)	USD	3,435	3,683,328

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Texas — 0.1%
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)	USD	8,300	$ 8,438,048
Total Municipal Bonds — 0.1% (Cost: $11,667,475)			12,121,376
Non-Agency Mortgage-Backed Securities
Bermuda — 0.0%
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1-mo. Term SOFR + 2.25%), 7.58%, 01/19/37(a)(b)		4,557	4,542,782
Cayman Islands(a)(b) — 0.1%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL2, Class A, (1-mo. Term SOFR + 1.85%), 7.18%, 05/15/37		8,030	7,992,138
FS Rialto, Series 2021-FL3, Class A, (1-mo. Term SOFR + 1.36%), 6.69%, 11/16/36		96	95,044
Greystone CRE Notes Ltd., Series 2021-FL3, Class A, (1-mo. Term SOFR + 1.13%), 6.46%, 07/15/39		3,594	3,560,306
MF1 Ltd., Series 2021-FL6, Class A, (1-mo. Term SOFR + 1.21%), 6.55%, 07/16/36		2,252	2,228,104
MF1 Trust, Series 2021-W10, Class F, (1-mo. Term SOFR + 3.37%), 8.70%, 12/15/34		8,512	8,119,838
			21,995,430
United States — 2.9%
1211 Avenue of the Americas Trust, Series 2015- 1211, Class D, 4.14%, 08/10/35(a)(b)		4,330	4,078,819
Ajax Mortgage Loan Trust(a)(b)
Series 2021-E, Class A1, 1.74%, 12/25/60		20,350	17,631,509
Series 2021-E, Class A2, 2.69%, 12/25/60		3,304	2,536,494
Series 2021-E, Class B1, 3.73%, 12/25/60		2,184	1,520,000
Series 2021-E, Class M1, 2.94%, 12/25/60		1,332	942,515
Alen Mortgage Trust, Series 2021-ACEN, Class D, (1-mo. Term SOFR + 3.21%), 8.54%, 04/15/34(a)(b)		5,222	3,544,489
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class E, 1.75%, 05/15/53(b)		1,650	1,137,617
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.60%, 04/14/33(a)(b)		730	699,618
Bayview Commercial Asset Trust(a)(b)
Series 2005-3A, Class M6, (1-mo. Term SOFR + 1.16%), 6.51%, 11/25/35		269	270,234
Series 2006-3A, Class M1, (1-mo. Term SOFR + 0.62%), 5.97%, 10/25/36		267	255,475
BBCMS Mortgage Trust, Series 2018-TALL, Class C, (1-mo. Term SOFR + 1.32%), 6.65%, 03/15/37(a)(b)		4,880	4,398,233
Benchmark Mortgage Trust, Series 2021-B23, Class XA, 1.26%, 02/15/54(a)		54,368	3,053,317
BHMS, Series 2018-ATLS, Class A, (1-mo. Term SOFR + 1.55%), 6.88%, 07/15/35(a)(b)		6,720	6,711,199
BHMS Mortgage Trust, Series 2018-ATLS, Class C, (1-mo. Term SOFR + 2.20%), 7.53%, 07/15/35(a)(b)		1,583	1,573,157
BMP, Series 2024-MF23, Class E, (1-mo. Term SOFR + 3.39%), 8.72%, 06/15/41(a)(b)		2,352	2,313,780
Security		Par (000)	Value
United States (continued)
BOCA Commercial Mortgage Trust, Series 2022- BOCA, Class A, (1-mo. Term SOFR + 1.77%), 7.10%, 05/15/39(a)(b)	USD	2,411	$ 2,400,452
BSST Mortgage Trust(a)(b)
Series 2021-SSCP, Class A, (1-mo. Term SOFR + 0.86%), 6.19%, 04/15/36		1,885	1,860,804
Series 2021-SSCP, Class B, (1-mo. Term SOFR + 1.21%), 6.54%, 04/15/36		4,640	4,533,059
Series 2021-SSCP, Class C, (1-mo. Term SOFR + 1.46%), 6.79%, 04/15/36		5,595	5,466,942
Series 2021-SSCP, Class D, (1-mo. Term SOFR + 1.71%), 7.04%, 04/15/36		5,138	4,989,132
Series 2021-SSCP, Class E, (1-mo. Term SOFR + 2.21%), 7.54%, 04/15/36		4,449	4,272,861
Series 2021-SSCP, Class F, (1-mo. Term SOFR + 3.01%), 8.34%, 04/15/36		4,252	4,090,221
Series 2021-SSCP, Class G, (1-mo. Term SOFR + 3.91%), 9.24%, 04/15/36		4,814	4,576,446
Series 2021-SSCP, Class H, (1-mo. Term SOFR + 5.02%), 10.35%, 04/15/36		3,414	3,239,357
BWAY Mortgage Trust, Series 2013-1515, Class D, 3.63%, 03/10/33(b)		3,735	3,258,707
BX Commercial Mortgage Trust(b)
Series 2020-VIV4, Class A, 2.84%, 03/09/44		1,425	1,262,251
Series 2020-VKNG, Class G, (1-mo. Term SOFR + 3.36%), 8.69%, 10/15/37(a)		1,050	1,025,482
Series 2021-NWM, Class A, (1-mo. Term SOFR + 1.02%), 6.35%, 02/15/33(a)		18,808	18,487,938
Series 2021-NWM, Class B, (1-mo. Term SOFR + 2.26%), 7.59%, 02/15/33(a)		11,028	10,882,804
Series 2021-NWM, Class C, (1-mo. Term SOFR + 4.36%), 9.69%, 02/15/33(a)		7,282	7,247,345
Series 2021-SOAR, Class G, (1-mo. Term SOFR + 2.91%), 8.24%, 06/15/38(a)		8,070	7,913,113
Series 2021-VINO, Class F, (1-mo. Term SOFR + 2.92%), 8.25%, 05/15/38(a)		5,881	5,777,881
Series 2021-XL2, Class A, (1-mo. Term SOFR + 0.80%), 6.13%, 10/15/38(a)		2,134	2,110,877
Series 2021-XL2, Class F, (1-mo. Term SOFR + 2.36%), 7.69%, 10/15/38(a)		11,548	11,374,399
Series 2024-KING, Class A, (1-mo. Term SOFR + 1.54%), 6.87%, 05/15/34(a)		3,060	3,038,006
Series 2024-XL5, Class A, (1-mo. Term SOFR + 1.39%), 6.72%, 03/15/41(a)		5,562	5,523,859
BX Trust(a)(b)
Series 2019-OC11, Class D, 3.94%, 12/09/41		8,408	7,541,013
Series 2019-OC11, Class E, 3.94%, 12/09/41		11,784	10,231,207
Series 2021-ARIA, Class E, (1-mo. Term SOFR + 2.36%), 7.69%, 10/15/36		6,130	6,003,658
Series 2021-MFM1, Class E, (1-mo. Term SOFR + 2.36%), 7.69%, 01/15/34		2,421	2,365,393
Series 2021-MFM1, Class F, (1-mo. Term SOFR + 3.11%), 8.44%, 01/15/34		3,755	3,659,676
Series 2024-CNYN, Class A, (1-mo. Term SOFR + 1.44%), 6.77%, 04/15/41		6,336	6,292,482
Series 2024-VLT4, Class E, (1-mo. Term SOFR + 2.89%), 8.22%, 07/15/29		2,571	2,566,598
Series 2024-VLT4, Class F, (1-mo. Term SOFR + 3.94%), 9.27%, 07/15/29		6,427	6,330,595

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
CAMB Commercial Mortgage Trust, Series 2019- LIFE, Class E, (1-mo. Term SOFR + 2.45%), 7.78%, 12/15/37(a)(b)	USD	1,357	$ 1,355,809
CD Mortgage Trust, Series 2017-CD6, Class B, 3.91%, 11/13/50(a)		864	769,720
Cold Storage Trust, Series 2020-ICE5, Class A, (1-mo. Term SOFR + 1.01%), 6.34%, 11/15/37(a)(b)		6,007	5,988,283
Commercial Mortgage Trust, Series 2024-WCL1, Class E, (1-mo. Term SOFR + 4.49%), 9.81%, 06/15/41(a)(b)		3,030	3,014,906
CONE Trust, Series 2024-DFW1, Class E, (1-mo. Term SOFR + 3.89%), 9.19%, 08/15/26(a)(b)		2,960	2,954,435
Credit Suisse Mortgage Capital Certificates Trust, Series 2022-LION, Class A, (1-mo. Term SOFR + 3.44%), 8.77%, 02/15/25(a)(b)(e)		11,900	11,593,510
CSAIL Commercial Mortgage Trust, Series 2016- C5, Class C, 4.64%, 11/15/48(a)		640	602,040
CSMC(b)
Series 2020-FACT, Class E, (1-mo. Term SOFR + 5.23%), 10.56%, 10/15/37(a)		1,103	998,215
Series 2020-NET, Class A, 2.26%, 08/15/37		2,206	2,101,923
DBGS Mortgage Trust(a)(b)
Series 2018-BIOD, Class A, (1-mo. Term SOFR + 1.10%), 6.43%, 05/15/35		786	782,398
Series 2018-BIOD, Class D, (1-mo. Term SOFR + 1.60%), 6.93%, 05/15/35		1,865	1,838,325
Series 2018-BIOD, Class F, (1-mo. Term SOFR + 2.30%), 7.63%, 05/15/35		7,767	7,605,975
ELM Trust, Series 2024-ELM, Class E10, 7.79%, 06/10/39(a)(b)		5,730	5,793,333
ELP Commercial Mortgage Trust, Series 2021-ELP, Class F, (1-mo. Term SOFR + 2.78%), 8.11%, 11/15/38(a)(b)		6,585	6,437,165
Extended Stay America Trust(a)(b)
Series 2021-ESH, Class D, (1-mo. Term SOFR + 2.36%), 7.69%, 07/15/38		12,928	12,895,906
Series 2021-ESH, Class E, (1-mo. Term SOFR + 2.96%), 8.29%, 07/15/38		9,037	9,020,030
Freddie Mac STACR REMIC Trust, Series 2022- DNA1, Class B1, (30-day Avg SOFR + 3.40%), 8.75%, 01/25/42(a)(b)		2,121	2,191,973
FS Rialto Issuer LLC, Series 2022-FL6, Class A, (1-mo. Term SOFR + 2.58%), 7.92%, 08/17/37(a)(b)		8,341	8,356,966
GCT Commercial Mortgage Trust, Series 2021- GCT D, Class D, (1-mo. Term SOFR + 2.46%), 7.79%, 02/15/38(a)(b)		810	70,089
GS Mortgage Securities Corp. Trust(a)(b)
Series 2021-DM, Class E, (1-mo. Term SOFR + 3.05%), 8.38%, 11/15/36		12,756	12,434,026
Series 2021-IP, Class A, (1-mo. Term SOFR + 1.06%), 6.39%, 10/15/36		1,493	1,474,428
Series 2021-ROSS, Class A, (1-mo. Term SOFR + 1.41%), 6.74%, 05/15/26		1,480	1,375,849
Series 2022-ECI, Class A, (1-mo. Term SOFR + 2.19%), 7.52%, 08/15/39		1,358	1,358,507
GS Mortgage Securities Trust
Series 2020-GC47, Class AS, 2.73%, 05/12/53		4,426	3,791,766
Series 2020-GSA2, Class XA, 1.71%, 12/12/53(a)(b)		2,168	167,951
Security		Par (000)	Value
United States (continued)
HILT Commercial Mortgage Trust(a)(b)
Series 2024-ORL, Class A, (1-mo. Term SOFR + 1.54%), 6.87%, 05/15/37	USD	5,135	$ 5,115,744
Series 2024-ORL, Class D, (1-mo. Term SOFR + 3.19%), 8.52%, 05/15/37		5,699	5,677,629
Hudson Yards Mortgage Trust, Series 2016-10HY, Class E, 2.98%, 08/10/38(a)(b)		897	817,447
Independence Plaza Trust, Series 2018-INDP, Class B, 3.91%, 07/10/35(b)		2,215	2,073,979
JP Morgan Chase Commercial Mortgage Securities Trust(a)(b)
Series 2018-WPT, Class DFL, (1-mo. Term SOFR + 2.49%), 7.82%, 07/05/33		1,253	1,015,203
Series 2021-INV5, Class F, (1-mo. Term SOFR + 3.31%), 8.64%, 04/15/38		3,330	3,308,591
Series 2021-MHC, Class E, (1-mo. Term SOFR + 2.81%), 8.14%, 04/15/38		7,630	7,581,158
Series 2022-NXSS, Class A, (1-mo. Term SOFR + 2.18%), 7.51%, 09/15/39		1,795	1,795,000
Series 2022-OPO, Class C, 3.45%, 01/05/39		3,082	2,465,599
JP Morgan Mortgage Trust(a)(b)
Series 2021-INV7, Class A2A, 2.50%, 12/25/51		15,866	12,945,493
Series 2021-INV7, Class A3A, 2.50%, 02/25/52		23,994	21,166,341
Series 2021-INV7, Class A4A, 2.50%, 02/25/52		10,574	7,069,858
JW Commercial Mortgage Trust, Series 2024- MRCO, Class D, (1-mo. Term SOFR + 3.19%), 8.52%, 06/15/39(a)(b)		2,120	2,109,440
LBA Trust, Series 2024-BOLT, Class F, (1-mo. Term SOFR + 4.44%), 9.77%, 06/15/26(a)(b)		929	907,446
LUXE Trust, Series 2021-TRIP, Class E, (1-mo. Term SOFR + 2.86%), 8.19%, 10/15/38(a)(b)		1,215	1,201,234
MCM Trust(e)
3.00%, 08/25/28		8,940	5,841,401
2.50%, 01/01/59		9,411	9,023,889
MCR Mortgage Trust, Series 2024-TWA, Class E, 8.73%, 06/12/39(b)		2,698	2,719,535
MHC Commercial Mortgage Trust(a)(b)
Series 2021-MHC, Class E, (1-mo. Term SOFR + 2.22%), 7.54%, 04/15/38		8,260	8,161,497
Series 2021-MHC, Class F, (1-mo. Term SOFR + 2.72%), 8.04%, 04/15/38		945	931,824
MHP Trust, Series 2021-STOR, Class G, (1-mo. Term SOFR + 2.86%), 8.19%, 07/15/38(a)(b)		3,936	3,881,880
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class C, 4.32%, 05/15/48(a)		647	590,792
Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.28%, 07/11/40(a)(b)		2,110	1,881,056
PKHL Commercial Mortgage Trust, Series 2021- MF, Class F, (1-mo. Term SOFR + 3.46%), 8.79%, 07/15/38(a)(b)		929	603,753
Ready Capital Mortgage Financing LLC, Series 2022-FL10, Class A, (1-mo. Term SOFR + 2.55%), 7.90%, 10/25/39(a)(b)		10,318	10,330,750
SREIT Trust(a)(b)
Series 2021-MFP, Class A, (1-mo. Term SOFR + 0.85%), 6.17%, 11/15/38		1,536	1,518,387
Series 2021-MFP, Class F, (1-mo. Term SOFR + 2.74%), 8.07%, 11/15/38		9,404	9,355,677
Series 2021-MFP2, Class F, (1-mo. Term SOFR + 2.73%), 8.06%, 11/15/36		4,565	4,479,406

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Starwood Trust, Series 2021-FLWR, Class E, (1- mo. Term SOFR + 2.04%), 7.37%, 07/15/36(a)(b)	USD	3,290	$ 3,240,650
TVC DSCR(e)
Series 21-1, 0.00%, 02/01/51		6,340	5,485,439
Series 21-1, Class A, 0.00%, 02/01/51		16,363	14,931,613
UBS Commercial Mortgage Trust, Series 2019- C17, Class A4, 2.92%, 10/15/52		1,175	1,053,339
VNDO Trust, Series 2016-350P, Class D, 3.90%, 01/10/35(a)(b)		2,150	1,986,830
Wells Fargo Commercial Mortgage Trust(a)
Series 2015-C28, Class AS, 3.87%, 05/15/48		3,230	3,154,882
Series 2017-C41, Class B, 4.19%, 11/15/50		1,656	1,486,197
Series 2018-1745, Class A, 3.75%, 06/15/36(b)		2,162	1,914,533
Series 2020-C58, Class XA, 1.80%, 07/15/53		29,875	2,468,839
Series 2021-C59, Class XA, 1.51%, 04/15/54		24,633	1,745,591
Series 2024-1CHI, Class A, 5.31%, 07/15/35(b)		2,620	2,608,233
			488,608,697
Total Non-Agency Mortgage-Backed Securities — 3.0% (Cost: $548,270,716)			515,146,909

		Benefical Interest (000)
Other Interests
Canada — 0.1%
Sprott Private Resource Streaming(e)(u)	USD	21,280	17,117,347
Total Other Interests — 0.1% (Cost: $21,471,327)			17,117,347

		Par (000)
Preferred Securities
Capital Trusts — 0.2%(a)
France(n) — 0.0%
Alstom SA, 5.87%(c)	EUR	1,000	1,129,674
BNP Paribas SA, 4.63%(b)	USD	848	780,015
Electricite de France SA(c)
6.00%	GBP	700	888,263
3.38%	EUR	1,600	1,547,618
			4,345,570
Germany(c) — 0.1%
Bayer AG
5.38%, 03/25/82		1,100	1,148,808
Series NC5, 6.63%, 09/25/83		900	998,834
Commerzbank AG, 6.50%(n)		4,000	4,308,740
			6,456,382
Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk PT, 4.30%(c)(n)	USD	250	234,531
Mexico — 0.0%
Banco Mercantil del Norte SA, 5.88%(b)(n)		807	769,676
Netherlands — 0.0%
ING Groep NV, 3.88%(n)		2,400	2,067,301
Security		Par (000)	Value
Philippines — 0.0%
Rizal Commercial Banking Corp., 6.50%(c)(n)	USD	1,000	$ 989,375
Singapore — 0.0%
DBS Group Holdings Ltd., 3.30%(c)(n)		1,000	984,380
South Korea — 0.0%
Shinhan Financial Group Co. Ltd., 2.88%(c)(n)		1,000	943,750
Spain — 0.0%
CaixaBank SA, 5.88%(c)(n)	EUR	2,000	2,152,855
Switzerland — 0.0%
UBS Group AG, 4.88%(b)(n)	USD	886	834,413
Thailand — 0.0%
Krung Thai Bank PCL/Cayman Islands, 4.40%(c)(n)		596	573,090
United Arab Emirates(c)(n) — 0.0%
Abu Dhabi Commercial Bank PJSC, 8.00%		555	588,300
MAF Global Securities Ltd., 6.38%		629	621,452
			1,209,752
United Kingdom — 0.0%
Barclays PLC, 4.38%(n)		848	735,517
Centrica PLC, 6.50%, 05/21/55(c)	GBP	925	1,208,041
HSBC Holdings PLC, 4.75%(c)(n)	EUR	2,882	2,955,295
			4,898,853
United States — 0.1%
Citigroup, Inc., Series Y, 4.15%(n)	USD	794	736,250
Edison International, 7.88%, 06/15/54		1,465	1,533,416
Paramount Global, 6.38%, 03/30/62		5,853	5,373,784
USB Capital IX, 6.58%(n)		3,935	3,349,976
			10,993,426
			37,453,354

	Shares
Preferred Stocks — 2.4%
Brazil — 0.2%
Cia Energetica de Minas Gerais	2,592,538	4,977,761
Neon Pagamentos SA, Series F(e)	39,435	16,087,903
Petroleo Brasileiro SA	807,302	5,339,527
		26,405,191
China — 0.3%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $33,821,714)(e)(i)	308,665	51,476,062
Finland — 0.0%
Aiven, Series D(e)	86,562	5,130,530
Germany — 0.0%
Volocopter GmbH, Series D, (Acquired 03/03/21, Cost: $22,418,516)(e)(i)	4,218	50,351
India — 0.0%
Think & Learn Private Ltd., Series F, (Acquired 12/11/20, Cost: $13,030,114)(e)(i)	4,047	—

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Israel(e)(i) — 0.1%
Deep Instinct Ltd.
Series D-2, (Acquired 03/19/21, Cost: $11,638,040)	1,914,819	$ 8,463,500
Series D-4, (Acquired 09/20/22, Cost: $10,933,893)	1,550,832	7,878,227
		16,341,727
United Kingdom — 0.1%
10X Future Technologies Service Ltd., Series D, (Acquired 12/19/23, Cost: $21,869,474)(e)(i)	637,808	12,840,170
United States(e) — 1.7%
Breeze Aviation Group, Inc., Series B, (Acquired 07/30/21, Cost: $10,090,875)(i)	18,683	3,088,113
Bright Machines
Series C	927,532	3,135,058
Series C-1	1,932,080	4,675,634
Caresyntax, Inc.
Series C-2	75,157	4,816,812
Series C3	9,724	503,898
Coreweave, Inc., 10.00%, 03/25/49(m)	9,812,000	10,008,240
Databricks, Inc.(i)
Series F, (Acquired 10/22/19, Cost: $11,769,837)	822,138	63,510,160
Series G, (Acquired 02/01/21, Cost: $13,141,188)	222,270	17,170,357
Davidson Homes LLC, 12.00%, 04/01/49(m)	33,520	30,628,900
Dream Finders Homes, Inc., 12/31/49	38,156	36,868,235
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $8,339,244)(i)	1,423,565	2,804,423
GM Cruise Holdings LLC, Class G, (Acquired 03/25/21, Cost: $9,841,593)(i)	373,495	3,365,190
Insight M, Inc., Series D	6,123,315	2,020,694
Jumpcloud, Inc.(i)
Series E-1, (Acquired 10/30/20, Cost: $11,778,091)	6,458,349	13,627,116
Series F, (Acquired 09/03/21, Cost: $2,543,928)	424,788	896,303
Lessen Holdings, Inc.	1,100,813	5,140,797
Loadsmart, Inc.(i)
Series C, (Acquired 10/05/20, Cost: $10,694,460)	1,250,814	9,243,515
Series D, (Acquired 01/27/22, Cost: $2,628,040)	131,402	1,434,910
Lookout, Inc., Series F PREF, (Acquired 09/19/14, Cost: $50,945,689)(i)	4,459,883	9,142,760
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $7,559,970)(i)	329,191	4,605,382
Noodle Partners, Inc., Series C, (Acquired 08/26/21, Cost: $9,816,152)(i)	1,099,886	2,507,740
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $5,269,814)(i)	200,937	5,909,557
RapidSOS, Series C-1	5,162,136	5,007,272
Relativity Space, Inc., Series E, (Acquired 05/27/21, Cost: $9,126,025)(i)	399,649	8,540,499
SambaNova Systems, Inc.(i)
Series C, (Acquired 02/19/20, Cost: $11,739,902)	220,503	11,146,427
Series D, (Acquired 04/09/21, Cost: $6,878,356)	72,390	3,659,315
Security	Shares	Value
United States (continued)
SCI PH Parent, Inc., Series F, (Acquired 02/10/23, Cost: $3,949,000), 12.50%, 12/31/79(i)(m)	3,949	$ 3,844,746
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $3,799,839)(i)	252,991	1,725,399
Source Global PBC(i)
Series D-2, (Acquired 05/16/24, Cost: $—)	28,596	191,593
Series D-3, (Acquired 05/15/24, Cost: $1,520,918)	41,772	645,795
Ursa Major Technologies, Inc.(i)
Series C, (Acquired 09/13/21, Cost: $9,742,600)	1,633,349	4,998,048
Series D, (Acquired 10/14/22, Cost: $1,326,169)	200,098	636,312
Verge Genomics, Inc.(i)
Series B, (Acquired 11/05/21, Cost: $9,084,160)	1,705,369	11,033,737
Series C PRVT, (Acquired 09/06/23, Cost: $1,451,493)	201,843	1,455,288
Versa Networks, Inc., Series E CONV PREF, (Acquired 10/14/22, Cost: $5,641,940), 12.00%, 10/07/32(i)(m)	1,933,359	8,004,106
Zero Mass Water, Inc.(i)
Series C-1 PREF, (Acquired 05/07/20, Cost: $8,796,956)	558,055	5,424,295
Series D PREF, (Acquired 07/05/22, Cost: $1,648,279)	40,240	699,774
		302,116,400
		414,360,431
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII, 11.89%, 10/30/40(a)	437,061	12,749,069
Wells Fargo & Co., Series L, 7.50%(n)	5,825	7,006,019
		19,755,088
Total Preferred Securities — 2.7% (Cost: $551,860,482)		471,568,873

		Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities(a) — 0.1%
Fannie Mae-Aces, Series 2018-M13, Class A2, 3.74%, 09/25/30	USD	1,664	1,611,359
Freddie Mac Multifamily Structured Pass Through Certificates
Series K105, Class X1, 1.52%, 01/25/30		11,787	793,124
Series K109, Class X1, 1.58%, 04/25/30		14,976	1,081,069
Series K110, Class X1, 1.69%, 04/25/30		8,607	648,080
Series K116, Class X1, 1.42%, 07/25/30		7,712	509,586
Series K120, Class X1, 1.03%, 10/25/30		49,795	2,487,018
Series KL06, Class XFX, 1.36%, 12/25/29		8,414	407,109
Series KW09, Class X1, 0.80%, 05/25/29		56,856	1,599,821
			9,137,166

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities — 0.6%
Uniform Mortgage-Backed Securities, 3.50%, 08/15/54(v)	USD	119,526	$ 108,439,341
Total U.S. Government Sponsored Agency Securities — 0.7% (Cost: $116,736,124)			117,576,507
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Notes, 2.13%, 04/15/29		138,558	140,570,074
U.S. Treasury Notes, 4.63%, 09/30/28(w)		75,000	76,857,422
Total U.S. Treasury Obligations — 1.3% (Cost: $214,438,435)			217,427,496

	Shares
Warrants
Brazil — 0.0%
Lavoro Ltd., (Issued 12/27/22, Exercisable 12/27/23, 1 Share for 1 Warrant, Expires 12/27/27, Strike Price USD 11.50)(g)	95,675	37,715
Israel(g) — 0.0%
Deep Instinct Ltd., Series C, (Acquired 09/20/22, Cost: $0), (Exercisable 09/20/22, 1 Share for 1 Warrant, Expires 09/20/32, Strike Price USD 0.01)(e)(i)	109,339	10,934
Innovid Corp., (Issued/Exercisable 01/28/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	49,253	2,103
		13,037
United Kingdom — 0.0%
10X Future Technologies Service Ltd., (Acquired 12/19/23, Cost: $0), (Expires 11/17/30, Strike Price GBP 0.01)(e)(g)(i)	768,436	1,234,829
United States(g) — 0.1%
Crown PropTech Acquisitions, (Issued 02/05/21, 1 Share for 1 Warrant, Expires 02/01/26, Strike Price USD 11.50)(e)	271,336	3,012
Crown PropTech Acquisitions, (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)(e)	162,368	2
Davidson Homes LLC, (Expires 05/16/34, Strike Price USD 8.47)(e)	232,643	2,619,560
EVgo, Inc., (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	146,070	43,821
Flyr Warrants, (Issued/Exercisable 05/10/22, 1 Share for 1 Warrant, Expires 05/10/32, Strike Price USD 3.95)(e)	35,428	193,083
Green Plains, Inc., (Issued 02/05/21, 1 Share for 1 Warrant, Expires 04/28/26, Strike Price USD 22.00)	1,464,976	5,520,308
Hawkeye 360, (Issued 07/07/23, 1 Share for 1 Warrant, Expires 07/07/33, Strike Price USD 11.17)(e)	27,300	79,443
Security	Shares	Value
United States (continued)
Hawkeye 360, (Issued 07/07/23, 1 Share for 1 Warrant, Expires 07/07/33, Strike Price USD 0.01)(e)	240,240	$ 1,309,308
Hippo Holdings, Inc., (Issued/Exercisable 01/04/21, 0.04 Shares for 1 Warrant, Expires 08/02/26, Strike Price USD 287.50)	123,393	2,036
Insight M, Inc., (Expires 12/31/49, Strike Price USD 0.34)(e)	6,344,820	63
Latch, Inc., (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)	111,795	11
Lightning eMotors, Inc., (Issued/Exercisable 05/13/20, 1 Share for 1 Warrant, Expires 05/18/25, Strike Price USD 11.50)	292,348	117
New York Community Bancorp, Inc., Pipe, (Acquired 04/10/24, Cost: $0), (Issued/Exercisable 03/11/24, 1,000 Shares for 1 Warrant, Expires 03/11/31, Strike Price USD 2.50)(i)	1,717	3,601,287
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	226,443	815
Palladyne AI Corp., (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)	254,485	6,362
RapidSOS, (Expires 12/13/33, Strike Price USD 0.01)(e)	2,862,231	2,747,742
Sarcos Technology & Robotics Corp., (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)	92,406	2,310
Sonder Holdings Inc., (Expires 12/31/49)(e)	61,799	203,937
Versa Networks, Inc., (Acquired 10/14/22, Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(e)(i)	238,291	826,870
Volato Group, Inc., (Acquired 12/03/23, Cost: $181,758), (Expires 12/03/28, Strike Price USD 11.50)(i)	181,758	2,363
		17,162,450
Total Warrants — 0.1% (Cost: $2,553,478)		18,448,031
Total Long-Term Investments — 96.2% (Cost: $13,625,948,359)		16,591,532,922

		Par (000)
Short-Term Securities
Commercial Paper — 0.1%
United States — 0.1%
HSBC USA, Inc.(b)(t)
6.49%, 08/12/24	USD	10,400	10,381,419
6.52%, 10/11/24		10,452	10,338,115
			20,719,534

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Foreign Agency Obligations — 0.2%
Egypt(t) — 0.1%
Egypt Treasury Bills
Series 364D, 29.10%, 09/17/24	EGP	201,700	$ 3,998,279
Series 364D, 26.64%, 03/18/25		352,275	6,211,894
Series 364D, 25.98%, 02/18/25		211,100	3,797,566
			14,007,739
Mexico(t) — 0.1%
Mexico Cetes
Series BI, 11.33%, 04/03/25	MXN	30,191	15,055,703
Series BI, 11.34%, 04/03/25		21,941	10,941,647
			25,997,350
			40,005,089

	Shares
Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(x)(y)	268,122,312	268,229,561
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.21%(f)(x)	350,097,911	350,097,911
		618,327,472

		Par (000)
Time Deposits — 0.2%
Australia — 0.0%
BNP Paribas, 3.05%, 08/01/24	AUD	5,835	3,496,561
Canada — 0.0%
Brown Brothers Harriman & Co., 3.58%, 08/01/24	CAD	5,190	3,758,895
Denmark — 0.0%
Brown Brothers Harriman & Co., 2.25%, 08/05/24	DKK	348	50,457
Hong Kong — 0.0%
Hongkong & Shanghai Banking Corp. Ltd., 3.22%, 08/01/24	HKD	20,269	2,594,256
Japan — 0.0%
Sumitomo Bank Tokyo, (0.09%), 08/05/24	JPY	782,791	5,225,403
Singapore — 0.0%
Hongkong & Shanghai Banking Corp. Ltd., 2.35%, 08/05/24	SGD	81	60,859
South Africa — 0.0%
Brown Brothers Harriman & Co., 6.30%, 08/01/24	ZAR	25,938	1,424,164
Sweden — 0.0%
Brown Brothers Harriman & Co., 2.50%, 08/05/24	SEK	547	51,064
Switzerland — 0.0%
BNP Paribas, 0.48%, 08/05/24	CHF	1,501	1,710,440
United Kingdom — 0.1%
BNP Paribas, 4.16%, 08/01/24	GBP	4,831	6,210,826
Security		Par (000)	Value
United States — 0.1%
Citibank NA, 2.62%, 08/01/24(k)	EUR	9,212	$ 9,970,199
Citibank NA, 2.62%, 08/01/24	USD	3,787	3,786,692
			13,756,891
			38,339,816
U.S. Treasury Obligations — 0.4%
U.S. Treasury Notes, 4.25%, 12/31/24(j)(k)		62,431	62,203,513
Total Short-Term Securities — 4.5% (Cost: $781,026,936)			779,595,424
Options Purchased — 0.6% (Cost: $110,776,157)			99,039,856
Total Investments Before Options Written — 101.3% (Cost: $14,517,751,452)			17,470,168,202
Options Written — (0.2)% (Premiums Received: $(48,799,867))			(42,968,403)
Total Investments, Net of Options Written — 101.1% (Cost: $14,468,951,585)			17,427,199,799
Liabilities in Excess of Other Assets — (1.1)%			(185,171,701)
Net Assets — 100.0%			$ 17,242,028,098

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	When-issued security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Non-income producing security.
(h)	All or a portion of this security is on loan.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $454,449,319, representing 2.6% of its net assets as of period end, and an original cost of $539,773,268.

(j)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(k)	All or a portion of the security is held by a wholly-owned subsidiary.
(l)	Investment does not issue shares.
(m)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(n)	Perpetual security with no stated maturity date.
(o)	Issuer filed for bankruptcy and/or is in default.
(p)	Zero-coupon bond.
(q)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(r)	Convertible security.
(s)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(t)	Rates are discount rates or a range of discount rates as of period end.
(u)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(v)	Represents or includes a TBA transaction.
(w)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(x)	Annualized 7-day yield as of period end.
(y)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Par/Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
Bio City Development Co. B.V(a)	$ 5,634,000	$ —	$ (5,774,768)	$ (135,075,232)	$ 135,216,000	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	167,467,226	100,753,664 (b)	—	(15,383)	24,054	268,229,561	268,122,312	122,214 (c)	—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	351,977,140	—	(1,879,229)(b)	—	—	350,097,911	350,097,911	4,699,712	—
iShares 0-5 Year TIPS Bond ETF	18,925,627	—	—	—	145,024	19,070,651	190,821	318,612	—
iShares Bitcoin Trust	1,443,510	5,250,271	—	—	700,354	7,394,135	198,874	—	—
iShares Core S&P Small-Cap ETF	—	8,926,722	—	—	159,660	9,086,382	76,782	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	49,812,496	—	—	193,843	50,006,339	636,699	—	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	12,215,901	—	—	—	531,734	12,747,635	116,353	139,072	—
iShares JP Morgan USD Emerging Markets Bond ETF	10,305,836	—	—	—	390,238	10,696,074	118,254	130,624	—
iShares Latin America 40 ETF	10,159,239	—	—	—	(957,298)	9,201,941	371,046	245,620	—
iShares MSCI Brazil ETF	13,555,549	—	—	—	(1,424,141)	12,131,408	436,853	399,439	—
iShares MSCI Emerging Markets ETF	2,313,271	—	—	—	110,612	2,423,883	56,435	16,358	—
iShares Russell Mid-Cap Growth ETF	5,196,443	—	—	—	171,216	5,367,659	48,366	5,092	—
Quintis Australia Pty. Ltd.	20,325,621	—	—	—	(6,460,258)	13,858,378	92,389,186	—	—
Quintis Australia Pty. Ltd.	8	—	—	—	65,516	8	82,684,528	—	—
Quintis HoldCo. Pty. Ltd.	283	—	—	—	3	286	43,735,802	—	—
				$ (135,090,615)	$ 128,866,557	$ 770,312,251		$ 6,076,743	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	775	08/29/24	$ 38,899	$ 874,210
Exchange Traded Bitcoin Futures(a)	105	08/30/24	34,485	(1,326,194)
Euro BOBL	7,076	09/06/24	899,892	17,010,405
Euro BTP	306	09/06/24	39,396	927,007
Euro Bund	3,584	09/06/24	518,710	13,423,821
Euro OAT	794	09/06/24	108,161	1,558,853
Euro-Schatz	849	09/06/24	97,465	798,907
Nikkei 225 Index	1,652	09/12/24	428,256	(4,175,532)
10-Year Australian Treasury Bonds	4,624	09/16/24	348,596	1,847,823
U.S. Long Bond	1,074	09/19/24	130,323	4,171,161
Ultra U.S. Treasury Bond	710	09/19/24	91,235	1,615,237
E-mini Russell 2000 Index	1,218	09/20/24	138,426	4,030,048
Euro Stoxx Banks Index	2,024	09/20/24	15,942	993,699
MSCI Emerging Markets Index	466	09/20/24	25,548	402,009
Long Gilt	742	09/26/24	94,644	2,383,881
5-Year U.S. Treasury Note	18,153	09/30/24	1,964,353	23,080,372
Carbon Emissions(a)	62	12/16/24	4,644	9,363
				67,625,070

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
30-Year Euro Buxl Bond	84	09/06/24	$ 12,249	$ (652,713)
10-Year Japanese Government Treasury Bonds	84	09/12/24	80,027	68,491
10-Year U.S. Treasury Note	1,005	09/19/24	112,764	(1,349,755)
10-Year U.S. Ultra Long Treasury Note	14,067	09/19/24	1,632,651	(44,608,033)
Euro Stoxx 50 Index	617	09/20/24	32,720	94,035
FTSE 100 Index	73	09/20/24	7,850	(175,712)
NASDAQ 100 E-Mini Index	1,030	09/20/24	401,808	6,352,075
S&P 500 E-Mini Index	1,556	09/20/24	432,412	9,109,323
2-Year U.S. Treasury Note	35,221	09/30/24	7,242,868	(50,169,996)
				(81,332,285)
				$ (13,707,215)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	45,578,916	USD	8,049,825	UBS AG	08/02/24	$ 8,468
USD	8,142,000	BRL	45,578,916	UBS AG	08/02/24	83,707
USD	38,569,762	COP	153,343,729,902	Citibank N.A.	08/13/24	776,760
BRL	18,791,080	USD	3,316,428	Goldman Sachs International	08/15/24	1,262
CHF	27,964,882	EUR	28,711,829	Goldman Sachs International	08/15/24	805,526
COP	34,428,080,680	USD	8,083,132	Barclays Bank PLC	08/15/24	399,991
COP	88,529,350,320	USD	20,473,474	BNP Paribas SA	08/15/24	1,340,271
USD	20,147,627	BRL	105,366,047	Societe Generale	08/15/24	1,544,550
AUD	7,730,000	USD	5,056,927	Barclays Bank PLC	08/23/24	897
CLP	2,836,416,429	USD	2,997,404	HSBC Bank PLC	08/23/24	13,615
CNH	54,015,719	USD	7,421,519	Bank of America N.A.	08/23/24	68,377
EUR	93,000	HUF	36,347,259	Morgan Stanley & Co. International PLC	08/23/24	987
IDR	81,691,670,000	USD	5,021,000	Barclays Bank PLC	08/23/24	5,202
INR	402,095,968	USD	4,799,673	Citibank N.A.	08/23/24	29
JPY	870,462,124	USD	5,598,935	Bank of America N.A.	08/23/24	229,807
KRW	6,882,786,800	USD	5,021,000	JPMorgan Chase Bank N.A.	08/23/24	6,866
KRW	14,214,657,870	USD	10,269,000	JPMorgan Chase Bank N.A.	08/23/24	114,788
MXN	141,448,791	USD	7,530,000	Citibank N.A.	08/23/24	37,417
MYR	76,981,961	USD	16,502,028	Barclays Bank PLC	08/23/24	307,508
NOK	56,875,976	USD	5,168,000	HSBC Bank PLC	08/23/24	47,632
PEN	15,955,092	USD	4,246,877	Barclays Bank PLC	08/23/24	21,242
THB	318,523,521	USD	8,810,358	UBS AG	08/23/24	140,678
USD	8,142,000	BRL	46,083,231	HSBC Bank PLC	08/23/24	11,831
USD	7,421,519	CNH	53,457,302	Barclays Bank PLC	08/23/24	9,054
USD	17,631,529	EUR	16,210,390	Barclays Bank PLC	08/23/24	70,740
USD	7,665,000	HUF	2,762,159,400	Citibank N.A.	08/23/24	83,872
USD	5,110,000	MXN	92,258,495	Citibank N.A.	08/23/24	174,232
USD	17,994,986	MXN	325,009,817	Morgan Stanley & Co. International PLC	08/23/24	607,176
USD	9,235,817	PLN	36,371,768	State Street Bank and Trust Co.	08/23/24	61,623
USD	12,314,974	PLN	48,513,928	State Street Bank and Trust Co.	08/23/24	78,117
USD	34,436,621	PLN	135,657,255	State Street Bank and Trust Co.	08/23/24	219,261
ZAR	45,446,211	USD	2,462,857	Morgan Stanley & Co. International PLC	08/23/24	28,368
ZAR	97,224,036	USD	5,266,000	Morgan Stanley & Co. International PLC	08/23/24	63,530
CHF	44,399,369	USD	50,612,089	JPMorgan Chase Bank N.A.	09/18/24	235,563
CHF	179,091,188	USD	201,727,767	Toronto-Dominion Bank	09/18/24	3,373,491
DKK	451,742,987	USD	65,409,849	Royal Bank of Canada	09/18/24	281,398
EUR	31,778,610	USD	34,087,962	Bank of America N.A.	09/18/24	379,942
EUR	24,158,011	USD	25,956,237	BNP Paribas SA	09/18/24	246,167
EUR	16,138,509	USD	17,437,811	Goldman Sachs International	09/18/24	66,434
EUR	188,052,916	USD	202,908,250	Standard Chartered Bank	09/18/24	1,058,811

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	28,567,395	EUR	33,719,925	UBS AG	09/18/24	$ 166,794
HUF	6,627,631,263	USD	17,943,593	UBS AG	09/18/24	233,482
JPY	17,940,375,890	EUR	107,337,918	Deutsche Bank AG	09/18/24	4,171,301
JPY	3,994,942,876	USD	25,680,266	Goldman Sachs International	09/18/24	1,173,201
JPY	4,008,150,865	USD	25,235,954	Royal Bank of Canada	09/18/24	1,706,295
JPY	73,913,724,368	USD	480,628,540	Royal Bank of Canada	09/18/24	16,209,543
JPY	1,779,364,009	USD	11,485,772	The Bank of New York Mellon	09/18/24	474,873
MXN	641,554,988	USD	33,922,273	Bank of America N.A.	09/18/24	262,857
MXN	399,481,392	USD	21,263,618	Toronto-Dominion Bank	09/18/24	22,669
PLN	113,668,465	USD	28,086,706	BNP Paribas SA	09/18/24	575,186
SGD	44,742,757	USD	33,209,431	State Street Bank and Trust Co.	09/18/24	340,710
USD	34,070,596	AUD	51,150,815	Morgan Stanley & Co. International PLC	09/18/24	580,573
USD	63,244,374	BRL	342,885,700	HSBC Bank PLC	09/18/24	2,917,259
USD	17,120,178	CAD	23,504,933	JPMorgan Chase Bank N.A.	09/18/24	72,054
USD	70,483,142	EUR	64,530,228	Bank of America N.A.	09/18/24	491,985
USD	34,313,178	EUR	31,442,016	Deutsche Bank AG	09/18/24	210,354
USD	50,761,885	EUR	46,623,452	JPMorgan Chase Bank N.A.	09/18/24	192,882
USD	70,233,430	NOK	750,389,956	Deutsche Bank AG	09/18/24	1,380,437
ZAR	753,455,969	EUR	37,286,153	State Street Bank and Trust Co.	09/18/24	777,923
ZAR	534,485,079	USD	28,541,225	State Street Bank and Trust Co.	09/18/24	698,945
CNH	1,032,067,544	USD	142,920,771	Citibank N.A.	09/19/24	459,268
KRW	86,230,876,087	USD	62,816,612	UBS AG	09/19/24	245,034
USD	161,936,086	HKD	1,261,972,941	Citibank N.A.	09/19/24	185,099
TRY	265,166,000	USD	6,940,791	UBS AG	09/25/24	599,270
TRY	265,618,000	USD	6,852,182	UBS AG	09/25/24	700,731
USD	68,478,628	BRL	374,413,747	Deutsche Bank AG	09/25/24	2,657,038
USD	11,239,801	COP	45,526,700,000	Barclays Bank PLC	09/25/24	88,306
USD	31,738,328	COP	127,370,671,347	Citibank N.A.	09/25/24	539,639
USD	29,489,514	CZK	685,184,129	Bank of America N.A.	09/25/24	267,435
USD	11,186,650	IDR	180,213,573,255	BNP Paribas SA	09/25/24	108,761
USD	19,746,275	MXN	353,666,027	Bank of America N.A.	09/25/24	921,649
USD	7,108,726	MXN	127,807,678	JPMorgan Chase Bank N.A.	09/25/24	305,890
USD	3,395,125	PLN	13,266,186	BNP Paribas SA	09/25/24	50,331
USD	3,421,106	PLN	13,383,223	Natwest Markets PLC	09/25/24	46,804
USD	12,349,452	PLN	48,559,404	UBS AG	09/25/24	106,206
USD	2,410,399	ZAR	43,579,238	State Street Bank and Trust Co.	09/25/24	27,592
USD	10,668,578	ZAR	193,840,062	State Street Bank and Trust Co.	09/25/24	69,874
USD	13,962,381	ZAR	252,435,328	State Street Bank and Trust Co.	09/25/24	159,830
ZAR	7,257,968	USD	391,838	Deutsche Bank AG	09/25/24	5,010
USD	33,389,708	BRL	174,962,071	Citibank N.A.	10/02/24	2,656,056
USD	1,547,218	EUR	1,411,941	Toronto-Dominion Bank	10/17/24	13,694
USD	1,891,897	EUR	1,726,484	Toronto-Dominion Bank	10/17/24	16,744
USD	2,043,207	EUR	1,864,565	Toronto-Dominion Bank	10/17/24	18,083
USD	696,425	EUR	635,599	UBS AG	10/17/24	6,094
USD	783,811	EUR	715,359	UBS AG	10/17/24	6,851
USD	787,256	EUR	718,484	UBS AG	10/17/24	6,903
USD	960,628	EUR	876,743	UBS AG	10/17/24	8,388
USD	1,009,196	EUR	921,000	UBS AG	10/17/24	8,888
COP	31,149,000,000	USD	7,485,149	BNP Paribas SA	10/23/24	114,993
COP	93,447,000,000	USD	22,466,840	BNP Paribas SA	10/23/24	333,588
TRY	192,586,130	USD	5,137,000	Citibank N.A.	10/23/24	182,000
TRY	428,818,568	USD	11,567,806	UBS AG	10/23/24	275,654
USD	32,758,183	MXN	576,036,010	State Street Bank and Trust Co.	10/24/24	2,237,374
TRY	100,678,544	USD	2,714,000	Barclays Bank PLC	10/28/24	52,469
TRY	203,148,750	USD	5,450,000	Citibank N.A.	10/28/24	132,170
TRY	25,165,100	USD	645,723	Barclays Bank PLC	12/04/24	18,729
TRY	50,581,851	USD	1,246,135	Barclays Bank PLC	12/04/24	89,412
TRY	24,913,449	USD	649,295	Goldman Sachs International	12/04/24	8,512
TRY	25,165,100	USD	643,526	Goldman Sachs International	12/04/24	20,925
TRY	50,330,200	USD	1,293,004	Goldman Sachs International	12/04/24	35,898
TRY	75,495,300	USD	1,938,013	Goldman Sachs International	12/04/24	55,341

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	105,457,000	USD	2,465,527	BNP Paribas SA	12/06/24	$ 312,951
TRY	386,311,000	USD	9,300,855	UBS AG	12/06/24	877,288
						60,697,285
BRL	45,976,246	USD	8,142,000	HSBC Bank PLC	08/02/24	(13,459)
USD	8,119,999	BRL	45,976,246	HSBC Bank PLC	08/02/24	(8,542)
USD	5,044,866	TRY	169,578,129	Barclays Bank PLC	08/05/24	(59,743)
USD	48,033,650	COP	196,097,377,000	Citibank N.A.	08/14/24	(290,692)
BRL	86,574,967	USD	15,312,905	BNP Paribas SA	08/15/24	(27,517)
EUR	28,711,829	USD	31,340,160	Goldman Sachs International	08/15/24	(248,136)
USD	31,340,161	CHF	27,964,882	Goldman Sachs International	08/15/24	(557,390)
BRL	28,423,881	USD	5,021,000	Morgan Stanley & Co. International PLC	08/23/24	(6,357)
BRL	335,788,319	USD	59,792,432	Morgan Stanley & Co. International PLC	08/23/24	(551,449)
COP	31,272,508,576	USD	7,765,246	Goldman Sachs International	08/23/24	(66,919)
CZK	343,773,074	USD	14,731,917	BNP Paribas SA	08/23/24	(86,379)
EUR	3,277,648	GBP	2,761,867	Natwest Markets PLC	08/23/24	(551)
EUR	4,702,000	USD	5,108,563	Barclays Bank PLC	08/23/24	(14,865)
GBP	2,895,507	USD	3,738,052	Standard Chartered Bank	08/23/24	(14,974)
HUF	2,814,712,110	USD	7,830,667	HSBC Bank PLC	08/23/24	(105,301)
HUF	1,834,646,692	USD	5,072,667	UBS AG	08/23/24	(37,226)
MXN	140,740,629	USD	7,609,000	Goldman Sachs International	08/23/24	(79,469)
PHP	293,025,560	USD	5,021,000	JPMorgan Chase Bank N.A.	08/23/24	(2,315)
PLN	20,605,819	EUR	4,810,000	HSBC Bank PLC	08/23/24	(13,208)
RON	28,896,798	USD	6,306,835	Goldman Sachs International	08/23/24	(22,531)
USD	5,072,667	BRL	28,759,486	Citibank N.A.	08/23/24	(1,185)
USD	5,598,935	JPY	850,971,893	HSBC Bank PLC	08/23/24	(99,297)
USD	5,036,000	MXN	94,525,720	Goldman Sachs International	08/23/24	(21,063)
USD	3,593,193	SEK	38,557,354	Standard Chartered Bank	08/23/24	(11,001)
AUD	423,776,313	USD	280,570,855	Barclays Bank PLC	09/18/24	(3,111,372)
BRL	322,733,397	EUR	55,185,082	JPMorgan Chase Bank N.A.	09/18/24	(3,073,638)
CAD	138,016,381	USD	100,530,916	HSBC Bank PLC	09/18/24	(427,655)
CAD	162,514,457	USD	118,375,276	HSBC Bank PLC	09/18/24	(503,564)
CHF	43,221,594	USD	49,524,588	Morgan Stanley & Co. International PLC	09/18/24	(25,764)
EUR	79,293,414	CHF	75,951,823	Goldman Sachs International	09/18/24	(978,895)
EUR	10,500,105	JPY	1,755,236,402	Standard Chartered Bank	09/18/24	(409,777)
EUR	175,353,581	USD	190,640,205	UBS AG	09/18/24	(447,171)
GBP	54,317,332	USD	70,451,970	Bank of America N.A.	09/18/24	(594,886)
GBP	39,763,506	USD	51,432,775	Goldman Sachs International	09/18/24	(293,249)
MXN	1,115,003,363	EUR	54,983,013	JPMorgan Chase Bank N.A.	09/18/24	(223,267)
NOK	872,306,257	CHF	72,480,575	Morgan Stanley & Co. International PLC	09/18/24	(2,967,616)
NZD	15,081,861	USD	9,255,135	HSBC Bank PLC	09/18/24	(278,633)
SEK	600,898,821	USD	57,532,169	Royal Bank of Canada	09/18/24	(1,286,755)
TWD	1,906,096,879	USD	59,145,961	Citibank N.A.	09/18/24	(592,686)
USD	11,330,094	EUR	10,500,105	Deutsche Bank AG	09/18/24	(58,592)
USD	17,456,342	EUR	16,177,885	Deutsche Bank AG	09/18/24	(90,611)
USD	64,739,730	EUR	60,000,000	Standard Chartered Bank	09/18/24	(337,823)
USD	59,127,685	EUR	55,027,426	UBS AG	09/18/24	(556,486)
USD	53,602,074	GBP	42,072,917	Royal Bank of Canada	09/18/24	(507,566)
USD	273,466,963	GBP	214,647,530	Royal Bank of Canada	09/18/24	(2,589,499)
USD	334,853	IDR	5,473,333,891	BNP Paribas SA	09/18/24	(1,663)
USD	3,430,224	INR	287,641,801	HSBC Bank PLC	09/18/24	(434)
CNH	123,289,941	USD	17,143,127	Citibank N.A.	09/19/24	(15,065)
COP	47,899,717,000	USD	12,048,122	Toronto-Dominion Bank	09/19/24	(303,559)
USD	4,831,182	TRY	170,982,283	Barclays Bank PLC	09/19/24	(61,944)
CZK	362,728,209	USD	15,693,437	State Street Bank and Trust Co.	09/25/24	(223,621)
HUF	2,838,588,740	USD	7,861,672	Deutsche Bank AG	09/25/24	(77,919)
MXN	473,581,099	USD	26,438,389	State Street Bank and Trust Co.	09/25/24	(1,231,030)
MXN	127,653,384	USD	6,874,414	Toronto-Dominion Bank	09/25/24	(79,791)
PLN	142,110,242	USD	36,327,639	Nomura International PLC	09/25/24	(497,492)
USD	3,302,004	BRL	18,791,080	Goldman Sachs International	09/25/24	(1,450)
USD	3,814,759	PEN	14,285,128	Barclays Bank PLC	09/25/24	(5,925)
USD	9,782,594	TRY	353,856,000	Barclays Bank PLC	09/25/24	(279,389)

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,640,569	UYU	66,456,156	Citibank N.A.	09/25/24	$ (2,352)
EUR	661,960	USD	725,368	Wells Fargo Bank N.A.	10/17/24	(6,407)
USD	2,268,982	TRY	85,064,127	Citibank N.A.	10/23/24	(80,388)
USD	9,922,000	TRY	371,975,780	Citibank N.A.	10/23/24	(351,529)
USD	6,348,411	TRY	251,651,000	UBS AG	12/04/24	(296,102)
USD	12,506,212	TRY	491,768,000	Barclays Bank PLC	12/06/24	(450,409)
COP	45,526,700,000	USD	11,444,620	Citibank N.A.	02/21/25	(519,633)
COP	62,828,684,000	USD	15,146,742	HSBC Bank PLC	02/24/25	(75,877)
						(26,257,053)
						$ 34,440,232
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	3,629	08/02/24	USD	552.00	USD	199,889	$ 1,219,344
Apple, Inc.	1,783	08/16/24	USD	220.00	USD	39,597	1,363,995
Apple, Inc.	4,500	08/16/24	USD	225.00	USD	99,936	2,182,500
Boston Scientific Corp.	2,648	08/16/24	USD	77.50	USD	19,563	52,960
ConocoPhillips	2,259	08/16/24	USD	120.00	USD	25,120	63,252
Delta Air Lines, Inc.	2,543	08/16/24	USD	55.00	USD	10,940	10,172
Eli Lilly & Co.	266	08/16/24	USD	820.00	USD	21,394	688,275
Energy Select Sector SPDR Fund	1,761	08/16/24	USD	93.00	USD	16,414	353,961
Freeport-McMoRan, Inc.	2,090	08/16/24	USD	55.00	USD	9,491	5,225
HubSpot, Inc.	300	08/16/24	USD	530.00	USD	14,911	430,500
iShares Biotechnology ETF	1,250	08/16/24	USD	140.00	USD	18,496	1,206,250
Microsoft Corp.	1,000	08/16/24	USD	465.00	USD	41,835	26,000
Microsoft Corp.	1,000	08/16/24	USD	445.00	USD	41,835	113,500
Paramount Global, Class B	593	08/16/24	USD	13.00	USD	677	2,372
SPDR Gold Shares(a)	5,546	08/16/24	USD	230.00	USD	125,645	1,211,801
SPDR S&P Oil & Gas Exploration & Production ETF	1,761	08/16/24	USD	155.00	USD	25,779	115,346
UniCredit SpA	484	08/16/24	EUR	37.00	EUR	9,185	391,547
Visa, Inc., Class A	685	08/16/24	USD	290.00	USD	18,198	3,768
Walmart, Inc.	2,588	08/16/24	USD	70.00	USD	17,764	288,562
Walt Disney Co.	1,765	08/16/24	USD	105.00	USD	16,536	114,725
Western Digital Corp.	554	08/16/24	USD	90.00	USD	3,715	8,033
Western Digital Corp.	436	08/16/24	USD	81.00	USD	2,923	19,184
Western Digital Corp.	545	08/16/24	USD	77.50	USD	3,654	43,873
SPX Volatility Index	1,276	08/21/24	USD	20.00	USD	2,088	79,750
iShares China Large-Cap ETF	2,967	08/30/24	USD	27.50	USD	7,619	53,406
TOPIX Index (TPX)	1,001	09/13/24	JPY	2,900.00	JPY	27,970,543	1,904,376
Adobe, Inc.	186	09/20/24	USD	610.00	USD	10,261	194,835
Alphabet, Inc., Class C	1,422	09/20/24	USD	205.00	USD	24,622	52,614
Alphabet, Inc., Class C	5,499	09/20/24	USD	195.00	USD	95,215	514,156
Amazon.com, Inc.	3,001	09/20/24	USD	195.00	USD	56,113	2,160,720
Amazon.com, Inc.	1,251	09/20/24	USD	215.00	USD	23,391	252,702
Apple, Inc.	2,489	09/20/24	USD	235.00	USD	55,276	995,600
Apple, Inc.	3,457	09/20/24	USD	225.00	USD	76,773	2,722,387
Apple, Inc.	4,312	09/20/24	USD	240.00	USD	95,761	1,129,744
Applied Materials, Inc.	433	09/20/24	USD	260.00	USD	9,188	70,579
Autodesk, Inc.	266	09/20/24	USD	260.00	USD	6,584	195,510
Carrier Global Corp.	3,208	09/20/24	USD	67.50	USD	21,850	1,106,760
Confluent, Inc., Class A	2,744	09/20/24	USD	33.00	USD	6,865	212,660
Costco Wholesale Corp.	96	09/20/24	USD	920.00	USD	7,891	26,784
Eli Lilly & Co.	132	09/20/24	USD	960.00	USD	10,616	75,900
iShares Russell 2000 ETF	11,000	09/20/24	USD	225.00	USD	246,246	9,069,500
JPMorgan Chase & Co.	913	09/20/24	USD	215.00	USD	19,429	536,387
Mastercard, Inc., Class A	376	09/20/24	USD	465.00	USD	17,435	534,860
Meta Platforms, Inc., Class A	112	09/20/24	USD	560.00	USD	5,318	75,040

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Meta Platforms, Inc., Class A	799	09/20/24	USD	500.00	USD	37,939	$ 1,703,867
Micron Technology, Inc.	433	09/20/24	USD	140.00	USD	4,755	36,805
Micron Technology, Inc.	732	09/20/24	USD	150.00	USD	8,039	30,744
Micron Technology, Inc.	1,501	09/20/24	USD	120.00	USD	16,484	589,142
Microsoft Corp.	1,199	09/20/24	USD	445.00	USD	50,160	623,480
Novo Nordisk A/S, ADR	1,797	09/20/24	USD	145.00	USD	23,834	535,506
Novo Nordisk A/S, ADR	1,500	09/20/24	USD	140.00	USD	19,895	663,750
NVIDIA Corp.	3,005	09/20/24	USD	120.00	USD	35,165	2,914,850
Oracle Corp.	1,120	09/20/24	USD	155.00	USD	15,618	250,880
SPDR Gold Shares(a)	2,962	09/20/24	USD	225.00	USD	67,104	2,073,400
SPDR Gold Shares(a)	1,728	09/20/24	USD	220.00	USD	39,148	1,745,280
SPDR S&P Oil & Gas Exploration & Production ETF	9,736	09/20/24	USD	160.00	USD	142,525	1,285,152
Tesla, Inc.	958	09/20/24	USD	320.00	USD	22,232	91,010
Toll Brothers Inc.	1,128	09/20/24	USD	120.00	USD	16,098	2,910,240
Trane Technologies PLC	1,093	09/20/24	USD	360.00	USD	36,537	530,105
UnitedHealth Group, Inc.	614	09/20/24	USD	580.00	USD	35,376	1,108,270
Walmart, Inc.	2,901	09/20/24	USD	75.00	USD	19,912	104,436
Western Digital Corp.	582	09/20/24	USD	90.00	USD	3,902	20,952
Apple, Inc.	2,537	10/18/24	USD	230.00	USD	56,342	1,940,805
LVMH Moet Hennessy Louis Vuitton SE	400	10/18/24	EUR	690.00	EUR	26,070	739,177
Sabre Corp.	791	10/18/24	USD	4.50	USD	271	13,052
SPDR Gold Shares(a)	3,479	10/18/24	USD	230.00	USD	78,817	2,165,677
Walt Disney Co.	2,002	10/18/24	USD	110.00	USD	18,757	211,211
D.R. Horton, Inc.	1,937	11/15/24	USD	190.00	USD	34,852	1,937,000
Humana, Inc.	428	11/15/24	USD	395.00	USD	15,477	622,740
SPDR Gold Shares(a)	2,600	11/15/24	USD	240.00	USD	58,903	1,163,500
SPDR Gold Shares(a)	2,225	11/15/24	USD	230.00	USD	50,407	1,735,500
Paramount Global, Class B	728	12/20/24	USD	15.00	USD	831	11,648
Paramount Global, Class B	729	01/17/25	USD	15.00	USD	833	13,122
Sabre Corp.	1,274	01/17/25	USD	5.00	USD	437	35,035
SPDR Gold Shares(a)	2,783	01/17/25	USD	235.00	USD	63,049	2,330,762
							62,016,513
Put
InvesCo QQQ Trust, Series 1	1,999	08/09/24	USD	450.00	USD	94,167	225,887
Boston Scientific Corp.	751	08/16/24	USD	70.00	USD	5,548	20,653
InvesCo QQQ Trust, Series 1	1,000	08/16/24	USD	465.00	USD	47,107	556,000
iShares iBoxx $ High Yield Corporate Bond ETF	23,134	08/16/24	USD	76.00	USD	181,694	115,670
iShares Russell 2000 ETF	512	08/16/24	USD	210.00	USD	11,462	38,912
NVIDIA Corp.	660	08/16/24	USD	110.00	USD	7,723	157,740
SPDR S&P 500 ETF Trust	414	08/16/24	USD	525.00	USD	22,804	41,400
Spirit Airlines, Inc.	381	08/16/24	USD	2.00	USD	115	2,477
VanEck Vectors Semiconductor ETF	1,001	08/16/24	USD	230.00	USD	24,724	247,748
Xerox Holdings Corp.	297	08/16/24	USD	10.00	USD	320	4,455
American Airlines Group, Inc.	693	09/20/24	USD	9.00	USD	737	7,277
iShares Russell 2000 ETF	447	09/20/24	USD	200.00	USD	10,007	45,594
Microsoft Corp.	1,503	09/20/24	USD	400.00	USD	62,878	980,707
NVIDIA Corp.	4,500	09/20/24	USD	105.00	USD	52,659	2,283,750
NVIDIA Corp.	4,001	09/20/24	USD	100.00	USD	46,820	1,440,360
Alphabet, Inc., Class C	2,402	10/18/24	USD	155.00	USD	41,591	462,385
Merck & Co., Inc.	2,999	10/18/24	USD	110.00	USD	33,928	859,213
SPDR S&P 500 ETF Trust	7,560	10/18/24	USD	550.00	USD	416,412	8,966,160
SPDR S&P 500 ETF Trust	745	10/18/24	USD	555.00	USD	41,035	1,026,610
American Airlines Group, Inc.	453	11/15/24	USD	8.00	USD	482	6,116
							17,489,114
							$ 79,505,627

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.

OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	One Touch	HSBC Bank PLC	—	12/09/24	CNH	7.65	CNH	7.65	USD	772	$ 17,313
Put
EUR Currency	One Touch	BNP Paribas SA	—	08/15/24	USD	1.05	USD	1.05	EUR	1,304	11,352
USD Currency	Down-and-out	UBS AG	—	08/23/24	TRY	35.00	TRY	33.50	USD	4,744	69,910
EUR Currency	One Touch	HSBC Bank PLC	—	09/26/24	NOK	11.50	NOK	11.50	EUR	466	96,272
USD Currency	Down-and-out	UBS AG	—	09/27/24	TRY	38.50	TRY	36.00	USD	6,949	41,514
EUR Currency	Down-and-out	Goldman Sachs International	—	10/07/24	USD	1.07	USD	1.01	EUR	37,542	123,394
USD Currency	Down-and-out	UBS AG	—	10/30/24	TRY	35.50	TRY	34.00	USD	9,487	54,873
EUR Currency	One Touch	Bank of America N.A.	—	11/12/24	USD	1.05	USD	1.05	EUR	353	41,091
EUR Currency	One Touch	Bank of America N.A.	—	11/19/24	USD	1.05	USD	1.05	EUR	353	43,089
EUR Currency	One Touch	Barclays Bank PLC	—	12/09/24	USD	1.04	USD	1.04	EUR	719	67,062
											548,557
											$ 565,870
OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Barclays Bank PLC	—	08/06/24	USD	1.09	EUR	7,159	$ 5,269
USD Currency	Barclays Bank PLC	—	08/19/24	CLP	1,000.00	USD	10,269	10,207
USD Currency	HSBC Bank PLC	—	08/21/24	CNH	8.50	USD	484,700	485
USD Currency	Citibank N.A.	—	08/22/24	HUF	365.00	USD	7,665	63,190
AUD Currency	BNP Paribas SA	—	08/30/24	USD	0.66	AUD	11,582	74,309
USD Currency	JPMorgan Chase Bank N.A.	—	09/24/24	CNH	7.25	USD	10,225	35,450
USD Currency	Morgan Stanley & Co. International PLC	—	10/09/24	MXN	18.30	USD	10,348	411,033
USD Currency	Deutsche Bank AG	—	11/12/24	BRL	5.75	USD	15,156	406,347
USD Currency	Morgan Stanley & Co. International PLC	—	11/12/24	COP	4,200.00	USD	12,623	263,467
Financial Select Sector SPDR Fund	JPMorgan Chase Bank N.A.	499,400	11/15/24	USD	44.00	USD	21,844	815,690
								2,085,447
Put
USD Currency	JPMorgan Chase Bank N.A.	—	08/05/24	BRL	5.25	USD	6,250	6
USD Currency	Barclays Bank PLC	—	08/06/24	TRY	33.50	USD	7,073	61,125
EUR Currency	BNP Paribas SA	—	08/07/24	USD	1.07	EUR	11,911	11,176
USD Currency	Barclays Bank PLC	—	08/08/24	BRL	5.40	USD	8,062	1,274
EUR Currency	HSBC Bank PLC	—	08/13/24	USD	1.07	EUR	4,663	7,474
USD Currency	UBS AG	—	08/14/24	TRY	34.00	USD	7,085	114,982
USD Currency	Deutsche Bank AG	—	08/23/24	BRL	5.65	USD	7,609	96,201
EUR Currency	BNP Paribas SA	—	09/05/24	USD	1.07	EUR	11,911	17,750
EUR Currency	UBS AG	—	09/18/24	USD	1.05	EUR	93,844	69,266
S&P 500 Index	Citibank N.A.	23,627	09/20/24	USD	5,200.00	USD	130,475	710,469
USD Currency	Citibank N.A.	—	09/23/24	MXN	17.70	USD	37,185	96,271
S&P 500 Index	UBS AG	18,228	10/18/24	USD	5,400.00	USD	100,660	1,447,654
EUR Currency	JPMorgan Chase Bank N.A.	—	11/12/24	USD	1.06	EUR	7,051	28,524
S&P 500 Index	UBS AG	5,688	11/15/24	USD	5,450.00	USD	31,411	669,403
EUR Currency	JPMorgan Chase Bank N.A.	—	11/19/24	USD	1.06	EUR	7,051	30,875
USD Currency	Goldman Sachs International	—	12/06/24	TRY	42.50	USD	4,761	621,982
								3,984,432
								$ 6,069,879

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.

OTC Credit Default Swaptions Purchased
	Paid by the Fund	Received by the Fund
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)(a)		Value
Put
Bought Protection 5-Year Credit Default Swap, 06/20/29	5.00%	iTraxx.XO.41.V1	Quarterly	BNP Paribas SA	08/21/24	—	EUR 475.00	EUR	18,265	$ 3,002
Bought Protection 5-Year Credit Default Swap, 06/20/29	5.00%	ITRAXX.XO.41.V1	Quarterly	Morgan Stanley & Co. International PLC	08/21/24	—	EUR 337.50	EUR	14,530	14,667
Bought Protection 5-Year Credit Default Swap, 06/20/29	5.00%	CDX.NA.HY.42.V1	Quarterly	Goldman Sachs International	08/21/24	—	USD 106.00	USD	17,805	35,899
Bought Protection 5-Year Credit Default Swap, 06/20/29	5.00%	CDX.NA.HY.42.V1	Quarterly	Barclays Bank PLC	09/18/24	—	USD 102.00	USD	16,395	16,803
Bought Protection 5-Year Credit Default Swap, 06/20/29	5.00%	CDX.NA.HY.42.V1	Quarterly	Bank of America N.A.	10/16/24	—	USD 101.50	USD	20,800	36,167
										$ 106,538

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 10/10/34	1-Day SOFR, 5.38%	Annual	3.66%	Annual	Nomura International, Inc.	10/08/24	3.66%	USD	77,654	$ 1,229,256
5-Year Interest Rate Swap, 10/10/29	1-Day SOFR, 5.38%	Annual	3.66%	Annual	Nomura International, Inc.	10/08/24	3.66	USD	115,310	1,156,728
10-Year Interest Rate Swap, 10/25/34	1-Day SOFR, 5.38%	Annual	3.75%	Annual	Citibank N.A.	10/23/24	3.75	USD	177,052	3,887,586
2-Year Interest Rate Swap, 10/26/26	1-Day SOFR, 5.38%	Annual	4.00%	Annual	JPMorgan Chase Bank N.A.	10/24/24	4.00	USD	370,972	1,823,892
5-Year Interest Rate Swap, 12/19/29	1-Day SOFR, 5.38%	Annual	3.60%	Annual	JPMorgan Chase Bank N.A.	12/17/24	3.60	USD	113,879	1,553,336
5-Year Interest Rate Swap, 12/19/29	1-Day SOFR, 5.38%	Annual	3.60%	Annual	JPMorgan Chase Bank N.A.	12/17/24	3.60	USD	113,945	1,554,228
10-Year Interest Rate Swap, 01/25/35	1-Day SOFR, 5.38%	Annual	3.00%	Annual	Goldman Sachs International	01/23/25	3.00	USD	236,849	1,585,718
										12,790,744
Put
2-Year Interest Rate Swap, 11/20/26	1.00%	Annual	Tokyo Overnight Average Rate, 0.08%	Annual	Deutsche Bank AG	11/18/24	1.00	JPY	47,496,673	1,198
										$ 12,791,942
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Advanced Micro Devices, Inc.	493	08/16/24	USD	200.00	USD	7,123	$ (4,684)
Apple, Inc.	1,212	08/16/24	USD	230.00	USD	26,916	(358,752)
Apple, Inc.	1,067	08/16/24	USD	215.00	USD	23,696	(1,128,352)
Apple, Inc.	1,054	08/16/24	USD	240.00	USD	23,407	(89,590)
Boston Scientific Corp.	751	08/16/24	USD	80.00	USD	5,548	(5,633)
Broadcom, Inc.	737	08/16/24	USD	180.00	USD	11,842	(55,275)
Eli Lilly & Co.	266	08/16/24	USD	920.00	USD	21,394	(93,499)
HubSpot, Inc.	300	08/16/24	USD	630.00	USD	14,911	(51,750)
JPMorgan Chase & Co.	1,501	08/16/24	USD	220.00	USD	31,941	(145,597)
SPDR S&P Oil & Gas Exploration & Production ETF	1,761	08/16/24	USD	170.00	USD	25,779	(29,937)

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
VanEck Vectors Semiconductor ETF	754	08/16/24	USD	285.00	USD	18,623	$ (32,799)
Walmart, Inc.	2,588	08/16/24	USD	75.00	USD	17,764	(31,056)
Western Digital Corp.	554	08/16/24	USD	100.00	USD	3,715	(5,263)
Western Digital Corp.	436	08/16/24	USD	88.00	USD	2,923	(30,520)
Western Digital Corp.	545	08/16/24	USD	85.00	USD	3,654	(13,353)
SPX Volatility Index	1,276	08/21/24	USD	35.00	USD	2,088	(23,606)
iShares China Large-Cap ETF	2,967	08/30/24	USD	30.00	USD	7,619	(13,352)
TOPIX Index (TPX)	1,001	09/13/24	JPY	3,000.00	JPY	27,970,543	(674,884)
Amazon.com, Inc.	3,001	09/20/24	USD	220.00	USD	56,113	(426,142)
Apple, Inc.	2,500	09/20/24	USD	245.00	USD	55,520	(427,500)
iShares iBoxx $ High Yield Corporate Bond ETF	8,884	09/20/24	USD	80.00	USD	69,775	(133,260)
iShares Russell 2000 ETF	11,000	09/20/24	USD	245.00	USD	246,246	(2,244,000)
Meta Platforms, Inc., Class A	799	09/20/24	USD	580.00	USD	37,939	(349,562)
Microsoft Corp.	679	09/20/24	USD	490.00	USD	28,406	(37,685)
NextEra Energy, Inc.	851	09/20/24	USD	80.00	USD	6,501	(122,969)
NVIDIA Corp.	2,250	09/20/24	USD	130.00	USD	26,330	(1,366,875)
NVIDIA Corp.	2,618	09/20/24	USD	145.00	USD	30,636	(761,838)
NVIDIA Corp.	6,008	09/20/24	USD	140.00	USD	70,306	(2,222,960)
SPDR Gold Shares(a)	1,728	09/20/24	USD	230.00	USD	39,148	(812,160)
SPDR S&P Oil & Gas Exploration & Production ETF	9,736	09/20/24	USD	175.00	USD	142,525	(170,380)
Tesla, Inc.	958	09/20/24	USD	380.00	USD	22,232	(20,597)
Western Digital Corp.	582	09/20/24	USD	105.00	USD	3,902	(17,751)
Apple, Inc.	2,537	10/18/24	USD	255.00	USD	56,342	(357,717)
iShares iBoxx $ High Yield Corporate Bond ETF	7,576	10/18/24	USD	79.00	USD	59,502	(253,796)
NVIDIA Corp.	3,749	10/18/24	USD	150.00	USD	43,871	(1,312,150)
SPDR Gold Shares(a)	3,479	10/18/24	USD	250.00	USD	78,817	(542,724)
SPDR Gold Shares(a)	2,600	11/15/24	USD	265.00	USD	58,903	(291,200)
SPDR Gold Shares(a)	2,783	01/17/25	USD	260.00	USD	63,049	(801,504)
							(15,460,672)
Put
InvesCo QQQ Trust, Series 1	1,999	08/09/24	USD	430.00	USD	94,167	(46,977)
Amazon.com, Inc.	500	08/16/24	USD	160.00	USD	9,349	(40,250)
Apple, Inc.	1,688	08/16/24	USD	215.00	USD	37,487	(516,528)
Boston Scientific Corp.	1,505	08/16/24	USD	65.00	USD	11,119	(22,575)
ConocoPhillips	2,259	08/16/24	USD	105.00	USD	25,120	(163,777)
Delta Air Lines, Inc.	2,543	08/16/24	USD	45.00	USD	10,940	(609,048)
Eli Lilly & Co.	100	08/16/24	USD	700.00	USD	8,043	(42,500)
Freeport-McMoRan, Inc.	2,090	08/16/24	USD	45.00	USD	9,491	(217,360)
HubSpot, Inc.	300	08/16/24	USD	430.00	USD	14,911	(111,000)
InvesCo QQQ Trust, Series 1	1,000	08/16/24	USD	425.00	USD	47,107	(51,500)
iShares Biotechnology ETF	1,250	08/16/24	USD	130.00	USD	18,496	(18,750)
iShares iBoxx $ High Yield Corporate Bond ETF	20,567	08/16/24	USD	74.00	USD	161,533	(452,474)
iShares Russell 2000 ETF	512	08/16/24	USD	195.00	USD	11,462	(6,656)
Meta Platforms, Inc., Class A	201	08/16/24	USD	400.00	USD	9,544	(48,743)
Microsoft Corp.	500	08/16/24	USD	390.00	USD	20,918	(63,500)
Nice Ltd.	262	08/16/24	USD	190.00	USD	4,742	(368,110)
NVIDIA Corp.	799	08/16/24	USD	90.00	USD	9,350	(19,576)
SPDR Gold Shares(a)	1,497	08/16/24	USD	205.00	USD	33,915	(3,743)
SPDR S&P 500 ETF Trust	414	08/16/24	USD	475.00	USD	22,804	(6,831)
VanEck Vectors Semiconductor ETF	1,001	08/16/24	USD	210.00	USD	24,724	(49,049)
Visa, Inc., Class A	685	08/16/24	USD	255.00	USD	18,198	(59,595)
Vista Energy Corp.	1,499	08/16/24	USD	72.50	USD	11,875	(303,547)
Walt Disney Co.	1,765	08/16/24	USD	90.00	USD	16,536	(330,937)
Amazon.com, Inc.	1,251	09/20/24	USD	155.00	USD	23,391	(155,124)
Carrier Global Corp.	3,208	09/20/24	USD	57.50	USD	21,850	(88,220)
Crowdstrike Holdings, Inc., Class A	455	09/20/24	USD	240.00	USD	10,554	(1,046,500)
iShares iBoxx $ High Yield Corporate Bond ETF	8,884	09/20/24	USD	76.00	USD	69,775	(284,288)
iShares Russell 2000 ETF	447	09/20/24	USD	175.00	USD	10,007	(10,281)
Meta Platforms, Inc., Class A	300	09/20/24	USD	400.00	USD	14,245	(166,500)
Micron Technology, Inc.	732	09/20/24	USD	115.00	USD	8,039	(715,530)
Micron Technology, Inc.	4,299	09/20/24	USD	90.00	USD	47,212	(425,601)

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Microsoft Corp.	501	09/20/24	USD	380.00	USD	20,959	$ (154,057)
Microsoft Corp.	1,503	09/20/24	USD	370.00	USD	62,878	(280,309)
NVIDIA Corp.	3,005	09/20/24	USD	90.00	USD	35,165	(510,850)
NVIDIA Corp.	4,001	09/20/24	USD	80.00	USD	46,820	(336,084)
SPDR Gold Shares(a)	1,481	09/20/24	USD	205.00	USD	33,552	(25,918)
SPDR Gold Shares(a)	1,728	09/20/24	USD	210.00	USD	39,148	(69,984)
Tesla, Inc.	480	09/20/24	USD	220.00	USD	11,139	(476,400)
Trane Technologies PLC	1,093	09/20/24	USD	310.00	USD	36,537	(486,385)
Alphabet, Inc., Class C	2,402	10/18/24	USD	140.00	USD	41,591	(136,914)
LVMH Moet Hennessy Louis Vuitton SE	180	10/18/24	EUR	590.00	EUR	11,732	(150,000)
Merck & Co., Inc.	2,174	10/18/24	USD	100.00	USD	24,594	(152,180)
NVIDIA Corp.	2,693	10/18/24	USD	85.00	USD	31,513	(475,314)
SPDR S&P 500 ETF Trust	745	10/18/24	USD	510.00	USD	41,035	(286,080)
SPDR S&P 500 ETF Trust	7,560	10/18/24	USD	500.00	USD	416,412	(2,260,440)
Tesla, Inc.	755	10/18/24	USD	200.00	USD	17,521	(600,225)
Tesla, Inc.	1,001	10/18/24	USD	175.00	USD	23,230	(317,817)
Walt Disney Co.	2,002	10/18/24	USD	90.00	USD	18,757	(615,615)
D.R. Horton, Inc.	1,291	11/15/24	USD	150.00	USD	23,229	(380,845)
SPDR Gold Shares(a)	2,225	11/15/24	USD	215.00	USD	50,407	(473,925)
Humana, Inc.	428	01/17/25	USD	310.00	USD	15,477	(393,760)
							(15,028,172)
							$ (30,488,844)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
OTC Currency Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	JPMorgan Chase Bank N.A.	08/05/24	BRL	5.50	USD	3,125	$ (89,059)
USD Currency	UBS AG	08/06/24	TRY	33.40	USD	5,110	(20,108)
USD Currency	Bank of America N.A.	08/08/24	TWD	32.60	USD	7,768	(34,878)
USD Currency	Barclays Bank PLC	08/08/24	BRL	5.50	USD	8,062	(238,216)
USD Currency	UBS AG	08/09/24	TRY	34.00	USD	5,174	(13,835)
USD Currency	UBS AG	08/14/24	TRY	37.00	USD	4,724	(1,791)
USD Currency	Bank of America N.A.	08/19/24	CLP	1,000.00	USD	10,269	(10,207)
USD Currency	Deutsche Bank AG	08/23/24	BRL	5.85	USD	7,609	(39,384)
USD Currency	JPMorgan Chase Bank N.A.	09/24/24	CNH	7.35	USD	15,337	(12,899)
USD Currency	Morgan Stanley & Co. International PLC	10/09/24	MXN	19.10	USD	15,536	(309,353)
USD Currency	Deutsche Bank AG	11/12/24	BRL	6.00	USD	7,578	(106,335)
USD Currency	Morgan Stanley & Co. International PLC	11/12/24	COP	4,500.00	USD	7,578	(55,570)
							(931,635)
Put
USD Currency	JPMorgan Chase Bank N.A.	08/05/24	BRL	5.10	USD	6,250	(6)
USD Currency	UBS AG	08/06/24	TRY	33.00	USD	5,110	(3,955)
EUR Currency	UBS AG	09/18/24	USD	1.02	EUR	93,844	(8,328)
USD Currency	Citibank N.A.	09/23/24	MXN	17.20	USD	37,185	(23,538)
USD Currency	Goldman Sachs International	12/06/24	TRY	40.50	USD	7,151	(618,862)
							(654,689)
							$ (1,586,324)

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.

OTC Credit Default Swaptions Written
	Paid by the Fund	Received by the Fund
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)		Value
Put
Sold Protection 5-Year Credit Default Swap, 06/20/29	ITRAXX.XO.41.V1	5.00%	Quarterly	Morgan Stanley & Co. International PLC	08/21/24	N/R	EUR 400.00	EUR	14,530	$ (4,812)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 10/10/34	3.16%	Annual	1-Day SOFR, 5.38%	Annual	Nomura International, Inc.	10/08/24	3.16%	USD	77,654	$ (212,284)
5-Year Interest Rate Swap, 10/10/29	3.16%	Annual	1-Day SOFR, 5.38%	Annual	Nomura International, Inc.	10/08/24	3.16	USD	115,310	(270,487)
10-Year Interest Rate Swap, 10/25/34	3.15%	Annual	1-Day SOFR, 5.38%	Annual	Citibank N.A.	10/23/24	3.15	USD	177,052	(618,444)
2-Year Interest Rate Swap, 10/26/26	3.30%	Annual	1-Day SOFR, 5.38%	Annual	JPMorgan Chase Bank N.A.	10/24/24	3.30	USD	370,972	(344,596)
5-Year Interest Rate Swap, 10/27/29	3.30%	Annual	1-Day SOFR, 5.38%	Annual	Goldman Sachs International	10/25/24	3.30	USD	132,761	(615,440)
5-Year Interest Rate Swap, 12/19/29	3.20%	Annual	1-Day SOFR, 5.38%	Annual	JPMorgan Chase Bank N.A.	12/17/24	3.20	USD	113,879	(711,681)
5-Year Interest Rate Swap, 12/19/29	3.20%	Annual	1-Day SOFR, 5.38%	Annual	JPMorgan Chase Bank N.A.	12/17/24	3.20	USD	113,945	(712,090)
2-Year Interest Rate Swap, 01/18/27	3.20%	Annual	1-Day SOFR, 5.38%	Annual	Goldman Sachs International	01/16/25	3.20	USD	231,568	(600,521)
2-Year Interest Rate Swap, 01/18/27	3.20%	Annual	1-Day SOFR, 5.38%	Annual	JPMorgan Chase Bank N.A.	01/16/25	3.20	USD	108,209	(280,617)
2-Year Interest Rate Swap, 01/18/27	3.20%	Annual	1-Day SOFR, 5.38%	Annual	JPMorgan Chase Bank N.A.	01/16/25	3.20	USD	108,209	(280,617)
5-Year Interest Rate Swap, 01/18/30	3.00%	Annual	1-Day SOFR, 5.38%	Annual	Goldman Sachs International	01/16/25	3.00	USD	115,784	(614,426)
5-Year Interest Rate Swap, 01/18/30	3.00%	Annual	1-Day SOFR, 5.38%	Annual	JPMorgan Chase Bank N.A.	01/16/25	3.00	USD	56,269	(298,600)
5-Year Interest Rate Swap, 01/18/30	3.00%	Annual	1-Day SOFR, 5.38%	Annual	JPMorgan Chase Bank N.A.	01/16/25	3.00	USD	56,269	(298,600)
10-Year Interest Rate Swap, 01/25/35	2.25%	Annual	1-Day SOFR, 5.38%	Annual	Goldman Sachs International	01/23/25	2.25	USD	236,849	(260,395)
5-Year Interest Rate Swap, 01/26/30	3.15%	Annual	1-Day SOFR, 5.38%	Annual	Goldman Sachs International	01/24/25	3.15	USD	136,042	(1,011,153)
										(7,129,951)
Put
5-Year Interest Rate Swap, 11/03/29	1-Day SOFR, 5.38%	Annual	4.50%	Annual	Goldman Sachs International	11/01/24	4.50	USD	183,031	(94,010)
2-Year Interest Rate Swap, 11/20/26	Tokyo Overnight Average Rate, 0.08%	Annual	1.50%	Annual	Deutsche Bank AG	11/18/24	1.50	JPY	47,496,673	(162)
5-Year Interest Rate Swap, 12/19/29	1-Day SOFR, 5.38%	Annual	4.50%	Annual	JPMorgan Chase Bank N.A.	12/17/24	4.50	USD	113,879	(134,536)
5-Year Interest Rate Swap, 12/19/29	1-Day SOFR, 5.38%	Annual	4.50%	Annual	JPMorgan Chase Bank N.A.	12/17/24	4.50	USD	113,945	(134,613)
5-Year Interest Rate Swap, 01/08/30	1-Day SOFR, 5.38%	Annual	4.33%	Annual	Goldman Sachs International	01/06/25	4.33	USD	105,789	(233,422)
2-Year Interest Rate Swap, 01/11/27	1-Day SOFR, 5.38%	Annual	4.60%	Annual	Goldman Sachs International	01/09/25	4.60	USD	211,578	(151,541)

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put (continued)
2-Year Interest Rate Swap, 01/19/27	1-Day SOFR, 5.38%	Annual	4.30%	Annual	Deutsche Bank AG	01/17/25	4.30%	USD	231,413	$ (374,941)
5-Year Interest Rate Swap, 01/19/30	1-Day SOFR, 5.38%	Annual	4.00%	Annual	Deutsche Bank AG	01/17/25	4.00	USD	101,649	(498,586)
2-Year Interest Rate Swap, 05/25/27	1-Day SOFR, 5.38%	Annual	5.00%	Annual	Goldman Sachs International	05/23/25	5.00	USD	554,139	(396,692)
2-Year Interest Rate Swap, 05/25/27	1-Day SOFR, 5.38%	Annual	5.05%	Annual	Goldman Sachs International	05/23/25	5.05	USD	554,139	(364,651)
2-Year Interest Rate Swap, 06/15/27	1-Day SOFR, 5.38%	Annual	4.60%	Annual	Morgan Stanley & Co. International PLC	06/13/25	4.60	USD	223,903	(339,043)
5-Year Interest Rate Swap, 06/22/30	1-Day SOFR, 5.38%	Annual	4.40%	Annual	Goldman Sachs International	06/20/25	4.40	USD	116,178	(526,341)
5-Year Interest Rate Swap, 06/29/30	1-Day SOFR, 5.38%	Annual	4.55%	Annual	Morgan Stanley & Co. International PLC	06/27/25	4.55	USD	136,847	(509,934)
										(3,758,472)
										$ (10,888,423)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
AVIS Budget Group Inc.	5.00%	Quarterly	12/20/26	USD	12,271	$ (793,515)	$ (855,748)	$ 62,233
CDX.NA.IG.39.V1	1.00	Quarterly	12/20/27	USD	5,479	(115,958)	(5,380)	(110,578)
iTraxx.EUR.40.V1	1.00	Quarterly	12/20/28	EUR	1,886	(43,652)	(35,493)	(8,159)
iTraxx.XO.40.V1	5.00	Quarterly	12/20/28	EUR	45,489	(3,801,705)	(3,301,700)	(500,005)
CDX.NA.HY.42.V1	5.00	Quarterly	06/20/29	USD	7,700	(569,234)	(489,584)	(79,650)
						$ (5,324,064)	$ (4,687,905)	$ (636,159)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V3	5.00%	Quarterly	12/20/27	CCC+	USD	21,837	$ 1,552,622	$ (52,079)	$ 1,604,701
iTraxx.XO.38.V2	5.00	Quarterly	12/20/27	CC+	EUR	40,361	4,048,124	(935,564)	4,983,688
CDX.NA.HY.41.V2	5.00	Quarterly	12/20/28	B	USD	31,965	2,364,518	1,076,337	1,288,181
							$ 7,965,264	$ 88,694	$ 7,876,570

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SONIA, 5.20%	At Termination	4.26%	At Termination	N/A	09/06/24	GBP	260,709	$ (3,482,950)	$ 12	$ (3,482,962)
1-Day SOFR, 5.38%	At Termination	5.45%	At Termination	N/A	10/02/24	USD	2,991,343	(431,954)	21,928	(453,882)
28-Day MXIBTIIE, 11.25%	Monthly	9.79%	Monthly	N/A	02/04/25	MXN	1,437,091	(505,849)	67	(505,916)
28-Day MXIBTIIE, 11.25%	Monthly	9.80%	Monthly	N/A	02/04/25	MXN	1,437,091	(499,706)	67	(499,773)
3-mo. WIBOR, 5.86%	Quarterly	5.68%	Annual	N/A	03/20/25	PLN	206,549	628,056	90	627,966
0.28%	Annual	Tokyo Overnight Average Rate, 0.08%	Annual	N/A	03/09/26	JPY	26,882,219	408,368	694	407,674

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
8.02%	Quarterly	3-mo. JIBAR, 8.28%	Quarterly	03/26/25 (a)	03/26/26	ZAR	424,356	$ (172,334)	$ 62	$ (172,396)
1-Day SOFR, 5.38%	Annual	4.93%	Annual	N/A	04/26/26	USD	1,080,090	11,155,503	179,099	10,976,404
8.15%	Quarterly	3-mo. JIBAR, 8.28%	Quarterly	05/07/25 (a)	05/07/26	ZAR	598,732	(296,176)	89	(296,265)
1-Day SOFR, 5.38%	Annual	4.50%	Annual	N/A	05/08/26	USD	238,166	617,137	945	616,192
1-Day SOFR, 5.38%	Annual	4.35%	Annual	N/A	07/22/26	USD	102,378	391,272	447	390,825
28-Day MXIBTIIE, 11.25%	Monthly	6.48%	Monthly	N/A	08/12/26	MXN	580,343	(2,113,452)	133	(2,113,585)
28-Day MXIBTIIE, 11.25%	Monthly	6.47%	Monthly	N/A	08/13/26	MXN	796,887	(2,908,661)	183	(2,908,844)
28-Day MXIBTIIE, 11.25%	Monthly	6.42%	Monthly	N/A	08/14/26	MXN	649,632	(2,401,393)	146	(2,401,539)
28-Day MXIBTIIE, 11.25%	Monthly	6.42%	Monthly	N/A	08/17/26	MXN	585,216	(2,152,545)	128	(2,152,673)
1-Day MIBOR, 6.55%	Semi-Annual	6.34%	Semi-Annual	N/A	03/20/27	INR	11,020,054	(119,153)	872	(120,025)
1-Day SOFR, 5.38%	Annual	4.73%	Annual	N/A	04/26/27	USD	1,289,442	24,648,318	648,054	24,000,264
1-Day SOFR, 5.38%	Annual	4.10%	Annual	05/30/25 (a)	05/30/27	USD	282,111	3,208,143	1,262	3,206,881
1-Day SOFR, 5.38%	Annual	4.15%	Annual	05/30/25 (a)	05/30/27	USD	282,111	3,468,272	1,262	3,467,010
1-Day SOFR, 5.38%	Annual	4.20%	Annual	10/23/25 (a)	10/23/27	USD	95,676	1,456,592	435	1,456,157
3.45%	Annual	1-Day SOFR, 5.38%	Annual	N/A	01/26/28	USD	228,623	(503,793)	989	(504,782)
1-Day SOFR, 5.38%	Annual	4.00%	Annual	N/A	01/26/28	USD	228,623	2,778,735	989	2,777,746
3.27%	Annual	1-Day SOFR, 5.38%	Annual	02/05/26 (a)	02/05/28	USD	230,190	210,933	996	209,937
1-Day SONIA, 5.20%	At Termination	3.18%	At Termination	02/10/27 (a)	02/10/28	GBP	849,941	(2,079,274)	4,686	(2,083,960)
1-Day SONIA, 5.20%	Annual	4.86%	Annual	N/A	06/20/28	GBP	62,860	2,794,287	(129)	2,794,416
28-Day MXIBTIIE, 11.25%	Monthly	9.13%	Monthly	N/A	08/15/28	MXN	991,705	(499,738)	450	(500,188)
1-Day SONIA, 5.20%	Annual	4.12%	Annual	N/A	11/17/28	GBP	57,730	255,162	2,428	252,734
1-Day SONIA, 5.20%	Annual	4.12%	Annual	N/A	11/21/28	GBP	57,649	272,743	2,452	270,291
6-mo. EURIBOR, 3.58%	Semi-Annual	3.00%	Annual	N/A	03/05/29	EUR	148,633	2,160,243	1,460	2,158,783
1-Day MIBOR, 6.55%	Semi-Annual	6.26%	Semi-Annual	N/A	03/20/29	INR	3,150,422	(29,833)	424	(30,257)
1-Day MIBOR, 6.55%	Semi-Annual	6.30%	Semi-Annual	N/A	03/20/29	INR	3,850,516	38,829	519	38,310
1-Day SOFR, 5.38%	Annual	4.50%	Annual	N/A	04/26/29	USD	1,720,423	58,146,896	1,852,838	56,294,058
6-mo. EURIBOR, 3.58%	Semi-Annual	2.90%	Annual	N/A	04/30/29	EUR	165,249	2,461,654	1,651	2,460,003
1-Day SOFR, 5.38%	Annual	4.00%	Annual	N/A	05/06/29	USD	235,522	2,672,642	2,096	2,670,546
6-mo. EURIBOR, 3.58%	Semi-Annual	2.87%	Annual	N/A	06/11/29	EUR	119,586	1,490,582	1,244	1,489,338
28-Day MXIBTIIE, 11.25%	Monthly	9.41%	Monthly	N/A	07/24/29	MXN	235,997	60,786	118	60,668
0.02%	Annual	6-mo. EURIBOR, 3.58%	Semi-Annual	N/A	08/26/31	EUR	103,788	20,177,776	1,751	20,176,025
1-Day ESTR, 1,358.29%	Annual	2.34%	Annual	01/19/28 (a)	01/19/33	EUR	74,318	(44,694)	1,041	(45,735)
3-mo. JIBAR, 8.28%	Quarterly	9.90%	Quarterly	N/A	09/20/33	ZAR	276,671	1,290,819	255	1,290,564
3-mo. JIBAR, 8.28%	Quarterly	9.90%	Quarterly	N/A	09/20/33	ZAR	138,336	645,910	126	645,784
3-mo. JIBAR, 8.28%	Quarterly	9.92%	Quarterly	N/A	09/20/33	ZAR	138,336	656,661	127	656,534
1-Day MIBOR, 6.55%	Semi-Annual	6.34%	Semi-Annual	N/A	03/20/34	INR	2,026,903	106,176	421	105,755
1-Day MIBOR, 6.55%	Semi-Annual	6.35%	Semi-Annual	N/A	03/20/34	INR	2,026,903	124,210	421	123,789
1-Day SOFR, 5.38%	Annual	4.35%	Annual	N/A	04/26/34	USD	1,281,638	72,096,675	2,342,715	69,753,960
3.46%	Annual	1-Day SOFR, 5.38%	Annual	12/15/26 (a)	12/15/36	USD	46,302	356,416	767	355,649
4.25%	Annual	1-Day SOFR, 5.38%	Annual	N/A	09/29/43	USD	16,230	(1,071,966)	10,793	(1,082,759)
4.03%	Annual	1-Day SOFR, 5.38%	Annual	N/A	09/29/53	USD	457,547	(33,308,920)	142,783	(33,451,703)
3.65%	Annual	1-Day SOFR, 5.38%	Annual	N/A	11/03/53	USD	50,072	(225,053)	1,589	(226,642)
Tokyo Overnight Average Rate, 0.08%	Annual	1.45%	Annual	N/A	03/06/54	JPY	2,733,675	(578,302)	647	(578,949)
Tokyo Overnight Average Rate, 0.08%	Annual	1.45%	Annual	N/A	03/11/54	JPY	2,733,675	(573,828)	650	(574,478)
1-Day SOFR, 5.38%	Annual	4.07%	Annual	N/A	04/26/54	USD	49,926	4,615,061	215,841	4,399,220
								$ 165,395,283	$ 5,449,113	$ 159,946,170

(a)	Forward Swap.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.69%	At Termination	08/15/32	EUR	14,565	$ 323,718	$ 303	$ 323,415

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.

OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
American Airlines Group Inc.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	880	$ (13,988)	$ (4,009)	$ (9,979)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	06/20/25	USD	1,210	(1,174)	96,297	(97,471)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/25	USD	800	(776)	75,942	(76,718)
Community Health Systems Inc.	5.00	Quarterly	Goldman Sachs International	06/20/26	USD	320	7,681	21,805	(14,124)
Community Health Systems Inc.	5.00	Quarterly	Goldman Sachs International	06/20/26	USD	475	11,401	41,919	(30,518)
General Electric Co.	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	3,320	(79,268)	40,470	(119,738)
Borgwarner Inc.	1.00	Quarterly	BNP Paribas SA	12/20/27	USD	1,330	(23,544)	12,850	(36,394)
Pitney Bowes, Inc.	1.00	Quarterly	Barclays Bank PLC	12/20/27	USD	480	38,228	86,907	(48,679)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	270	21,503	51,387	(29,884)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	400	31,857	78,410	(46,553)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	490	39,024	88,763	(49,739)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	675	53,757	125,490	(71,733)
Xerox Corp.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	470	31,645	38,194	(6,549)
Xerox Corp.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	USD	790	53,191	64,367	(11,176)
Paramount Global, Class B	1.00	Quarterly	Barclays Bank PLC	06/20/28	USD	425	6,478	14,302	(7,824)
Paramount Global, Class B	1.00	Quarterly	Barclays Bank PLC	06/20/28	USD	395	6,025	13,301	(7,276)
Paramount Global, Class B	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	USD	1,955	29,812	69,024	(39,212)
Simon Property Group., LP	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	USD	4,065	(78,159)	74,345	(152,504)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	7,200	(156,266)	197,273	(353,539)
Boeing, Co.	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	8,100	53,086	(35,126)	88,212
Paramount Global, Class B	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	USD	325	8,753	20,692	(11,939)
Xerox Corp.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	USD	130	15,067	14,059	1,008
Xerox Corp.	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/28	USD	260	30,134	28,092	2,042
Boeing, Co.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	8,100	86,501	95,423	(8,922)
DXC Technology, Co.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	1,385	(207,032)	(172,069)	(34,963)
DXC Technology, Co.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	692	(103,441)	(76,017)	(27,424)
Ladbrokes Coral Group Ltd.	1.00	Quarterly	BNP Paribas SA	06/20/29	EUR	1,188	26,676	39,403	(12,727)
Ladbrokes Coral Group Ltd.	1.00	Quarterly	Goldman Sachs International	06/20/29	EUR	1,980	44,460	70,709	(26,249)
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	EUR	792	17,784	25,395	(7,611)
Republic of Panama	1.00	Quarterly	Bank of America N.A.	06/20/29	USD	4,885	154,814	181,515	(26,701)
Southwest Airlines, Co.	1.00	Quarterly	Citibank N.A.	06/20/29	USD	5,680	2,355	(40,493)	42,848
TIM S.p.A.	1.00	Quarterly	Goldman Sachs International	06/20/29	EUR	3,400	147,091	191,900	(44,809)
							$ 253,675	$ 1,530,520	$ (1,276,845)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Vistra Operations Company LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	BB	USD	2,125	$ 132,946	$ 53,772	$ 79,174
CCO Holdings LLC	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/29	BB-	USD	725	84,495	50,672	33,823
Virgin Media Finance PLC	5.00	Quarterly	Bank of America N.A.	06/20/29	B-	EUR	2,073	102,088	83,546	18,542
Virgin Media Finance PLC	5.00	Quarterly	Goldman Sachs International	06/20/29	B-	EUR	3,960	194,947	156,125	38,822
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	B-	EUR	1,886	92,859	84,609	8,250
								$ 607,335	$ 428,724	$ 178,611

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BZDIOVER, 0.04%	At Termination	13.18%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	435,468	$ 2,015,523	$ —	$ 2,015,523
1-Day BZDIOVER, 0.04%	At Termination	13.21%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	435,248	2,061,731	—	2,061,731
1-Day BZDIOVER, 0.04%	At Termination	13.25%	At Termination	Citibank N.A.	N/A	01/02/25	BRL	228,965	1,117,718	—	1,117,718
1-Day BZDIOVER, 0.04%	At Termination	9.40%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	289,615	(4,458,102)	—	(4,458,102)
1-Day BZDIOVER, 0.04%	At Termination	9.43%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	315,948	(4,795,428)	—	(4,795,428)
9.73%	At Termination	1-Day COOIS, 10.51%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/12/25	COP	55,427,863	5,338	—	5,338
9.81%	At Termination	1-Day COOIS, 10.51%	At Termination	JPMorgan Chase Bank N.A.	N/A	05/12/25	COP	88,691,461	(8,013)	—	(8,013)
1-Day BZDIOVER, 0.04%	At Termination	10.81%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	156,176	(111,025)	—	(111,025)
1-Day BZDIOVER, 0.04%	At Termination	10.98%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	152,923	(66,202)	—	(66,202)
1-Day CLP Interbank Rate, 24,217.30%	At Termination	4.88%	At Termination	JPMorgan Chase Bank N.A.	04/01/25 (a)	04/01/26	CLP	19,804,799	2,744	—	2,744
1-Day BZDIOVER, 0.04%	At Termination	10.07%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	122,264	(1,264,395)	—	(1,264,395)
1-Day BZDIOVER, 0.04%	At Termination	10.14%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	130,062	(1,295,697)	—	(1,295,697)
1-Day BZDIOVER, 0.04%	At Termination	10.16%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	173,308	(1,705,465)	—	(1,705,465)
1-Day BZDIOVER, 0.04%	At Termination	10.16%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	928	(9,133)	—	(9,133)
1-Day BZDIOVER, 0.04%	At Termination	10.16%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	166,281	(1,633,784)	—	(1,633,784)
11.57%	At Termination	1-Day BZDIOVER, 0.04%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	58,202	41,001	—	41,001
1-Day BZDIOVER, 0.04%	At Termination	9.77%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	63,364	(582,317)	—	(582,317)
1-Day BZDIOVER, 0.04%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	138,239	(1,426,152)	—	(1,426,152)

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
4.92%	Semi-Annual	1-Day CLP Interbank Rate, 24,217.30%	Semi-Annual	JPMorgan Chase Bank N.A.	04/01/26 (a)	04/03/28	CLP	10,379,849	$ 5,474	$ —	$ 5,474
4.99%	Semi-Annual	1-Day CLP Interbank Rate, 24,217.30%	Semi-Annual	Goldman Sachs International	04/01/26 (a)	04/03/28	CLP	10,817,157	(9,474)	—	(9,474)
									$ (12,115,658)	$ —	$ (12,115,658)

(a)	Forward Swap.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Fixed, 0.00%	Quarterly	Citi Equity US 1W Volatility Carry Index	Quarterly	Citibank N.A.	N/A	09/16/24	USD	8,522	$ (29,805)	$ —	$ (29,805)
1-Day SOFR minus 0.20%, 5.38%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	Citibank N.A.	N/A	09/20/24	USD	33,995	99,722	—	99,722
1-Day SOFR minus 0.05%, 5.38%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	JPMorgan Chase Bank N.A.	N/A	09/20/24	USD	46,034	69,000	—	69,000
1-Day SOFR plus 0.05%, 5.38%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	Merrill Lynch International	N/A	09/20/24	USD	69,407	433,978	—	433,978
									$ 572,895	$ —	$ 572,895
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC(b)	12/05/25	$(2,635,026)	$13,921	$(2,621,105)	0.0%
	Monthly	Citibank N.A.(c)	02/24/25 – 02/24/28	(438,005,040)	(7,895,831)(d)	(446,566,638)	2.5
	Monthly	JPMorgan Chase Bank N.A.(e)	02/10/25 – 02/18/25	(215,053,675)	(5,586,711)(f)	(220,885,185)	1.5
					$(13,468,621)	$(670,072,928)

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(d)	Amount includes $665,767 of net dividends and financing fees.
(f)	Amount includes $244,799 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(c)	(e)
Range: Benchmarks:	15-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-134 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	15-2,782 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.

The following table represents the individual long and short  positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date 12/05/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
United States
AMC Networks, Inc.	82,133	$914,140	(34.9)%
Total Reference Entity — Long		914,140
Reference Entity — Short
Common Stocks
United States
Devon Energy Corp.	(75,170)	(3,535,245)	134.9
Total Reference Entity — Short		(3,535,245)
Net Value of Reference Entity — Barclays Bank PLC		$(2,621,105)
The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates 02/24/25 — 02/24/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
United States
AMC Networks, Inc.	82,133	$914,140	(0.2)%
Total Reference Entity — Long		914,140
Reference Entity — Short
Common Stocks
Belgium
Solvay SA	(13,699)	(482,266)	0.1
UCB SA	(66,165)	(11,055,794)	2.5
		(11,538,060)
Brazil
BRF SA	(181,916)	(677,343)	0.2
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	(211,906)	(3,305,886)	0.7
Sendas Distribuidora S/A	(508,864)	(883,471)	0.2
WEG SA	(214,248)	(1,918,938)	0.4
		(6,785,638)
China
Agricultural Bank of China Ltd.	(3,015,000)	(1,349,190)	0.3
Anhui Conch Cement Co., Ltd.	(451,500)	(1,100,862)	0.3
China Resources Power Holdings Co., Ltd.	(2,248,525)	(6,185,318)	1.4
CRRC Corp Ltd.	(982,000)	(608,488)	0.1
Meituan, Class B	(74,000)	(1,024,653)	0.2
Postal Savings Bank of China Co., Ltd.	(9,410,000)	(5,031,862)	1.1
Zijin Mining Group Co., Ltd.	(1,498,000)	(3,038,491)	0.7
		(18,338,864)
Security	Shares	Value	% of Basket Value
Denmark
Coloplast A/S	(39,860)	$(5,181,820)	1.1%
Finland
Metso Corporation	(6,195)	(62,944)	0.0
Nokia OYJ	(1,097,413)	(4,312,724)	1.0
		(4,375,668)
France
Alstom SA	(116,391)	(2,280,403)	0.5
Teleperformance SE	(28,360)	(3,650,934)	0.8
Worldline SA/France	(220,094)	(2,497,379)	0.6
		(8,428,716)
Germany
thyssenkrupp AG	(630,024)	(2,412,361)	0.5
Italy
DiaSorin SpA	(33,270)	(3,628,790)	0.8
Nexi SpA	(701,904)	(4,308,060)	1.0
Telecom Italia SpA	(23,657,872)	(5,798,835)	1.3
		(13,735,685)
Japan
Bandai Namco Holdings, Inc.	(63,461)	(1,348,594)	0.3
DMG Mori Co. Ltd.	(131,051)	(3,334,529)	0.7
Koito Manufacturing Co. Ltd.	(211,200)	(3,122,867)	0.7
Lasertec Corp.	(6,163)	(1,093,521)	0.2
MatsukiyoCocokara & Co.	(252,600)	(4,119,374)	0.9
Mercari, Inc.	(515,686)	(7,731,261)	1.7
MonotaRO Co., Ltd.	(22,100)	(310,183)	0.1
Nippon Express Holdings, Inc	(61,700)	(3,052,969)	0.7
Nissan Chemical Corp.	(118,200)	(3,813,834)	0.9
Olympus Corp.	(59,610)	(1,029,112)	0.2
Recruit Holdings Co. Ltd.	(119,099)	(6,829,529)	1.5
Sharp Corp.	(57,500)	(334,867)	0.1
Square Enix Holdings Co. Ltd.	(13,686)	(462,202)	0.1
SUMCO Corp.	(469,800)	(7,723,694)	1.7
Sumitomo Chemical Co., Ltd.	(5,356,674)	(13,731,585)	3.1
Suzuki Motor Corp.	(466,893)	(5,365,619)	1.2
Taisei Corp.	(148,635)	(6,312,729)	1.4
Tokyo Ohka Kogyo Co., Ltd.	(104,975)	(2,702,037)	0.6
		(72,418,506)
Netherlands
OCI NV	(66,844)	(1,610,966)	0.4
Norway
Salmar ASA	(60,228)	(3,465,207)	0.8
Poland
ORLEN SA	(112,664)	(1,837,105)	0.4
South Korea
LG Energy Solution Ltd.	(8,491)	(2,021,281)	0.4
POSCO Future M Co. Ltd.	(11,255)	(1,756,259)	0.4
		(3,777,540)
Spain
Grifols SA	(945,848)	(9,553,580)	2.1
Sweden
Beijer Ref AB, Class B	(21,900)	(347,764)	0.1

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.

Security	Shares	Value	% of Basket Value
Sweden (continued)
EQT AB	(166,479)	$(5,390,570)	1.2%
Telefonaktiebolaget LM Ericsson, Class B	(216,405)	(1,487,970)	0.3
		(7,226,304)
Switzerland
Baloise Holding AG	(17,382)	(3,110,705)	0.7
Swatch Group AG	(4,572)	(941,626)	0.2
Swiss Life Holding AG	(21,867)	(16,743,866)	3.7
Temenos AG	(56,290)	(3,908,692)	0.9
		(24,704,889)
Taiwan
Chailease Holding Co., Ltd.	(130,405)	(608,359)	0.1
Formosa Plastics Corp.	(1,279,000)	(2,258,486)	0.5
Fubon Financial Holding Co., Ltd.	(910,324)	(2,465,123)	0.6
		(5,331,968)
United Kingdom
Entain PLC	(614,343)	(4,514,572)	1.0
Flutter Entertainment PLC	(6,569)	(1,299,386)	0.3
Rentokil Initial PLC	(530,827)	(3,241,312)	0.7
St James’s Place PLC	(824,589)	(7,263,612)	1.6
		(16,318,882)
United States
Air Products and Chemicals, Inc.	(44,610)	(11,770,348)	2.6
Albemarle Corp.	(61,648)	(5,774,568)	1.3
Bath & Body Works, Inc.	(229,981)	(8,451,802)	1.9
Best Buy Co., Inc.	(41,825)	(3,618,699)	0.8
Bio-Rad Laboratories, Inc.	(8,757)	(2,963,018)	0.7
Celanese Corp., Class A	(52,416)	(7,398,518)	1.6
CH Robinson Worldwide, Inc.	(44,558)	(3,967,890)	0.9
Charles River Laboratories International, Inc.	(556)	(135,720)	0.0
Charter Communications, Inc.	(56,557)	(21,475,824)	4.8
Cognizant Technology Solutions Corp.	(81,992)	(6,205,155)	1.4
Constellation Brands, Inc., Class A	(16,142)	(3,957,373)	0.9
Corning Inc.	(51,675)	(2,067,517)	0.5
CVS Health Corp.	(29,620)	(1,786,975)	0.4
Devon Energy Corp.	(75,170)	(3,535,245)	0.8
Domino’s Pizza, Inc.	(12,945)	(5,549,521)	1.2
Enphase Energy, Inc.	(45,797)	(5,271,693)	1.2
EQT Corp.	(288,339)	(9,950,579)	2.2
FedEx Corp.	(36,840)	(11,134,890)	2.5
First Solar Inc.	(15,117)	(3,265,121)	0.7
FMC Corp.	(30,313)	(1,769,067)	0.4
GE HealthCare Technologies, Inc.	(211,222)	(17,875,718)	4.0
Hershey Co.	(50,297)	(9,932,652)	2.2
Iron Mountain, Inc.	(6,269)	(642,949)	0.1
Lamb Weston Holdings, Inc.	(119,827)	(7,192,017)	1.6
Live Nation Entertainment, Inc.	(15,712)	(1,511,337)	0.3
Match Group, Inc.	(149,751)	(5,711,503)	1.3
Revvity, Inc.	(4,022)	(505,203)	0.1
Solventum Corp.	(78,647)	(4,630,735)	1.0
Southwest Airlines Co.	(301,886)	(8,132,809)	1.8
Super Micro Computer, Inc.	(10,674)	(7,489,412)	1.7
Synopsys, Inc.	(12,377)	(6,910,327)	1.5
Tapestry, Inc.	(100,957)	(4,047,366)	0.9
T-Mobile US Inc.	(27,247)	(4,966,583)	1.1
Viatris, Inc.	(693,714)	(8,366,191)	1.9
Security	Shares	Value	% of Basket Value
United States (continued)
Walgreens Boots Alliance, Inc.	(1,753,328)	$(20,812,003)	4.6%
Waters Corp.	(8,784)	(2,953,883)	0.7
Zensho Holdings Co. Ltd.	(2,355)	(827,052)	0.2
		(232,557,263)

Preferred Stocks
Germany
Sartorius AG	(1,773)	(502,861)	0.1
Total Reference Entity — Short		(450,101,883)
Net Value of Reference Entity — Citibank N.A.		$(449,187,743)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates 02/10/25 — 02/18/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Saudi Arabia
Dr. Soliman Abdul Kader Fake	64,030	$1,015,428	(0.5)%
Rasan Information Technology	59,104	945,185	(0.4)
Saudi Arabian Oil Co.	1,608,154	11,830,907	(5.3)
		13,791,520
United States
AMC Networks, Inc.	82,133	914,140	(0.4)
Eagle Bancorp, Inc.	32,278	694,623	(0.3)
New York Community Bancorp Inc.	438,195	4,609,812	(2.1)
Western Digital Corp.	11,887	797,023	(0.3)
		7,015,598

Total Reference Entity — Long		20,807,118
Reference Entity — Short
Common Stocks
Australia
CAR Group Ltd.	(68,563)	(1,568,071)	0.7
IDP Education Ltd.	(102,745)	(1,009,025)	0.5
Lynas Rare Earths Ltd.	(2,639,464)	(10,791,258)	4.8
Mineral Resources Ltd.	(359,892)	(12,870,734)	5.8
Pro Medicus Ltd.	(39,481)	(3,724,999)	1.7
SEEK Ltd.	(158,301)	(2,292,450)	1.0
Treasury Wine Estates Ltd.	(422,029)	(3,411,902)	1.5
WiseTech Global Ltd.	(12,402)	(777,123)	0.3
		(36,445,562)
Belgium
Solvay SA	(20,542)	(723,171)	0.3
Brazil
BRF SA	(571,346)	(2,127,339)	1.0

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.

Security	Shares	Value	% of Basket Value
Brazil (continued)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	(149,307)	$(2,329,296)	1.1%
Hapvida Participacoes e Investimentos S/A	(4,669,249)	(3,359,855)	1.5
Localiza Rent a Car SA	(963,601)	(7,467,028)	3.3
Natura & Co Holding SA	(536,689)	(1,416,647)	0.6
		(16,700,165)
Canada
Power Corp. of Canada	(21,250)	(615,037)	0.3
China
China Resources Power Holdings Co., Ltd.	(16,798)	(46,209)	0.0
PICC Property & Casualty Co. Ltd.	(4,672,000)	(6,126,483)	2.7
Postal Savings Bank of China Co., Ltd.	(418,000)	(223,519)	0.1
Shandong Gold Mining Co. Ltd., Class H	(956,250)	(1,981,328)	0.9
Zijin Mining Group Co., Ltd.	(68,000)	(137,929)	0.1
		(8,515,468)
Finland
Metso Corporation	(122,380)	(1,243,446)	0.6
France
Sartorius Stedim Biotech	(27,918)	(5,571,054)	2.5
Italy
Telecom Italia SpA	(11,611,380)	(2,846,092)	1.3
Japan
Mercari, Inc.	(294,561)	(4,416,114)	2.0
Olympus Corp.	(504,749)	(8,714,028)	3.9
Rakuten Group, Inc.	(2,629,313)	(15,425,323)	6.9
Sharp Corp.	(139,400)	(811,834)	0.4
Shinko Electric Industries Co. Ltd.	(26,300)	(1,000,307)	0.4
Square Enix Holdings Co. Ltd.	(63,251)	(2,136,108)	1.0
SUMCO Corp.	(6,900)	(113,439)	0.0
Tokyo Ohka Kogyo Co., Ltd.	(627)	(16,139)	0.0
		(32,633,292)
Poland
Inpost SA	(206,719)	(3,581,517)	1.6
Singapore
SATS Ltd.	(201,900)	(496,335)	0.2
South Africa
Impala Platinum Holdings Ltd.	(884,159)	(4,542,110)	2.0
South Korea
Delivery Hero SE, Class A	(347,864)	(7,739,341)	3.5
POSCO Future M Co. Ltd.	(14,546)	(2,269,795)	1.0
POSCO Holdings, Inc.	(6,177)	(1,597,374)	0.7
		(11,606,510)
Sweden
Beijer Ref AB, Class B	(180,761)	(2,870,418)	1.3
Switzerland
Bachem Holding AG	(54,783)	(4,916,321)	2.2
Baloise Holding AG	(1,544)	(276,316)	0.1
DSM-Firmenich AG	(21,727)	(2,773,862)	1.2
Tecan Group AG, Registered Shares	(11,789)	(4,402,203)	2.0
		(12,368,702)
Security	Shares	Value	% of Basket Value
Taiwan
Chailease Holding Co., Ltd.	(706)	$(3,293)	0.0%
Lite-On Technology Corp., ADR	(28,000)	(85,633)	0.0
		(88,926)
United Kingdom
Ocado Group PLC	(749,231)	(3,917,866)	1.8
United States
Air Transport Services Group, Inc.	(24,125)	(389,378)	0.2
Albemarle Corp.	(3,361)	(314,825)	0.1
Atlantic Union Bankshares Corp.	(14,435)	(596,021)	0.3
Boston Properties, Inc.	(99,680)	(7,108,181)	3.2
Brandywine Realty Trust	(5,149)	(25,951)	0.0
Celanese Corp., Class A	(6,428)	(907,312)	0.4
Community Bank System, Inc.	(13,952)	(860,559)	0.4
CVB Financial Corp.	(34,967)	(666,471)	0.3
Devon Energy Corp.	(75,170)	(3,535,245)	1.6
Dime Community Bancshares, Inc.	(1,994)	(50,408)	0.0
Enphase Energy, Inc.	(1,103)	(126,966)	0.1
First Bancorp/Southern Pines NC	(16,083)	(672,270)	0.3
Frontier Communications Parent, Inc.	(41,269)	(1,209,182)	0.5
Independent Bank Group, Inc.	(17,008)	(1,004,493)	0.4
Lamb Weston Holdings, Inc.	(9,309)	(558,726)	0.3
Landbridge Co LLC	(59,490)	(1,961,385)	0.9
Provident Financial Services, Inc.	(49,500)	(917,730)	0.4
Revvity, Inc.	(33,943)	(4,263,580)	1.9
Servisfirst Bancshares Inc.	(11,863)	(951,887)	0.4
Simon Property Group, Inc.	(4,556)	(699,073)	0.3
		(26,819,643)
		(171,585,314)
Investment Companies
United States
iShares iBoxx $ High Yield Corporate Bond ETF	(227,507)	(17,868,400)	8.0
iShares iBoxx $ Investment Grade Corporate Bond ETF	(203,215)	(22,264,235)	10.0
Vanguard Intermediate-Term Corporate Bond ETF	(383,467)	(31,325,419)	14.0
		(71,458,054)
Preferred Stocks
Germany
Sartorius AG	(4,424)	(1,254,743)	0.5
		(1,254,743)
Rights
Brazil
Localiza Rent A Car SA, (Expires 08/20/24)	(7,465)	(15,297)	0.0
		(15,297)
Total Reference Entity — Short		(244,313,408)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(223,506,290)

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 242,243,225	$ 24,668,891	$ 266,912,116
Common Stocks
Australia	—	102,296,784	286	102,297,070
Belgium	—	8,107,813	—	8,107,813
Brazil	24,656,923	—	—	24,656,923
Canada	272,737,717	—	—	272,737,717
China	2,942,836	194,398,113	—	197,340,949
Colombia	345,428	—	—	345,428
Czech Republic	284,350	529,415	—	813,765
Denmark	—	118,658,750	—	118,658,750
Finland	—	8,952,297	—	8,952,297
France	—	316,618,861	—	316,618,861
Georgia	—	461,672	—	461,672
Germany	—	161,234,654	—	161,234,654
Greece	4,144,031	170,046	—	4,314,077
Hong Kong	—	27,419,546	—	27,419,546
Hungary	928,154	754,006	—	1,682,160
India	—	31,958,973	—	31,958,973
Indonesia	7,038,506	2,834,507	—	9,873,013
Ireland	—	9,028,195	—	9,028,195
Italy	—	237,867,293	—	237,867,293
Japan	2,502,787	663,213,322	—	665,716,109
Jordan	—	2,502,247	—	2,502,247
Kampuchea, Democratic	—	467,451	—	467,451
Kazakhstan	4,519,285	—	—	4,519,285
Luxembourg	—	3,005,981	—	3,005,981
Macau	—	5,687,580	—	5,687,580
Malaysia	—	1,061,560	—	1,061,560
Mexico	18,650,894	—	—	18,650,894
Netherlands	3,061,160	247,557,809	—	250,618,969
New Zealand	—	5,736,007	—	5,736,007
Norway	—	9,977,526	—	9,977,526

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Peru	$ 6,422,548	$ —	$ —	$ 6,422,548
Philippines	1,356,112	1,392,051	—	2,748,163
Poland	—	6,178,879	—	6,178,879
Portugal	727,903	—	—	727,903
Saudi Arabia	1,211,659	4,701,095	—	5,912,754
Singapore	377,315	2,189,145	—	2,566,460
South Africa	1,734,355	6,751,063	—	8,485,418
South Korea	—	73,408,142	—	73,408,142
Spain	34,531,643	111,160,669	—	145,692,312
Sweden	—	60,751,800	—	60,751,800
Switzerland	13,225,058	65,774,732	—	78,999,790
Taiwan	—	187,634,447	—	187,634,447
Thailand	1,212,953	514,262	—	1,727,215
Turkey	1,324,700	—	—	1,324,700
United Arab Emirates	1,681,319	1,613,736	29	3,295,084
United Kingdom	31,028,613	391,087,860	1,481,024	423,597,497
United States	7,142,615,740	288,167,120	132,051,332	7,562,834,192
Zambia	509,050	—	—	509,050
Corporate Bonds
Argentina	—	1,251,525	—	1,251,525
Australia	—	3,411,812	35,238,152	38,649,964
Austria	6,925,317	6,729,271	—	13,654,588
Belgium	—	2,718,496	—	2,718,496
Brazil	—	11,277,209	—	11,277,209
Canada	—	62,903,229	—	62,903,229
Chile	—	6,187,811	—	6,187,811
China	—	3,392,340	—	3,392,340
Colombia	—	3,949,360	—	3,949,360
Costa Rica	—	672,433	—	672,433
Cyprus	—	885,550	—	885,550
Czech Republic	—	4,577,917	—	4,577,917
Finland	—	542,071	—	542,071
France	1,175,421	85,984,941	7,815,341	94,975,703
Germany	2,146,455	89,335,165	11,426,318	102,907,938
Ghana	—	815,305	—	815,305
Greece	—	3,067,124	—	3,067,124
Guatemala	—	689,517	—	689,517
Hong Kong	—	25,803,230	—	25,803,230
Hungary	—	759,295	—	759,295
India	—	11,094,173	7,290,237	18,384,410
Indonesia	—	9,691,999	—	9,691,999
Ireland	—	8,248,907	—	8,248,907
Israel	—	21,087,726	—	21,087,726
Italy	1,841,919	87,160,946	10,806,201	99,809,066
Japan	—	26,542,000	—	26,542,000
Jersey	—	6,971,158	31,117,889	38,089,047
Kuwait	—	2,412,441	—	2,412,441
Luxembourg	—	33,071,189	1,146,395	34,217,584
Macau	—	7,429,251	—	7,429,251
Malaysia	—	3,843,572	—	3,843,572
Mexico	—	8,440,632	—	8,440,632
Morocco	—	2,954,670	—	2,954,670
Netherlands	—	38,913,496	—	38,913,496
Nigeria	—	1,024,776	—	1,024,776
Panama	—	477,059	—	477,059
Peru	—	1,388,709	—	1,388,709
Philippines	—	1,499,593	—	1,499,593
Republic of Korea	—	5,878,962	—	5,878,962
Saudi Arabia	—	1,078,494	—	1,078,494
Slovenia	—	4,351,751	—	4,351,751
South Africa	—	1,609,576	—	1,609,576
South Korea	—	6,003,981	—	6,003,981

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Spain	$ 7,280,695	$ 17,619,584	$ —	$ 24,900,279
Sweden	—	29,643,339	—	29,643,339
Switzerland	—	14,427,210	—	14,427,210
Thailand	—	4,946,862	—	4,946,862
Turkey	—	4,251,834	—	4,251,834
Ukraine	—	1,392,875	—	1,392,875
United Arab Emirates	—	10,068,784	—	10,068,784
United Kingdom	—	252,789,516	9,900,449	262,689,965
United States	—	828,295,969	309,247,667	1,137,543,636
Zambia	—	6,776,688	—	6,776,688
Fixed Rate Loan Interests	—	—	26,735,893	26,735,893
Floating Rate Loan Interests	—	472,236,921	279,858,821	752,095,742
Foreign Agency Obligations	—	609,396,219	—	609,396,219
Grantor Trust	7,394,135	—	—	7,394,135
Investment Companies	238,232,437	—	—	238,232,437
Municipal Bonds	—	12,121,376	—	12,121,376
Non-Agency Mortgage-Backed Securities	—	468,271,057	46,875,852	515,146,909
Other Interests	—	—	17,117,347	17,117,347
Preferred Securities
Capital Trusts	—	37,453,354	—	37,453,354
Preferred Stocks	10,317,288	—	404,043,143	414,360,431
Trust Preferreds	19,755,088	—	—	19,755,088
U.S. Government Sponsored Agency Securities	—	117,576,507	—	117,576,507
U.S. Treasury Obligations	—	217,427,496	—	217,427,496
Warrants
Brazil	37,715	—	—	37,715
Israel	2,103	—	10,934	13,037
United Kingdom	—	—	1,234,829	1,234,829
United States	53,045	9,126,385	7,983,020	17,162,450
Short-Term Securities
Commercial Paper	—	20,719,534	—	20,719,534
Foreign Agency Obligations	—	40,005,089	—	40,005,089
Money Market Funds	618,327,472	—	—	618,327,472
Time Deposits	—	38,339,816	—	38,339,816
U.S. Treasury Obligations	—	62,203,513	—	62,203,513
Options Purchased
Credit Contracts	—	106,538	—	106,538
Equity Contracts	79,505,627	3,643,216	—	83,148,843
Foreign Currency Exchange Contracts	—	2,992,533	—	2,992,533
Interest Rate Contracts	—	12,791,942	—	12,791,942
Unfunded Floating Rate Loan Interests(a)	—	—	1,101	1,101
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	—	(15,395)	(15,395)
	$ 8,572,765,756	$ 7,504,821,453	$ 1,366,035,756	17,443,622,965
Investments Valued at NAV(b)				26,530,943
				$ 17,470,153,908
Derivative Financial Instruments(c)
Assets
Commodity Contracts	$ 9,363	$ —	$ —	$ 9,363
Credit Contracts	—	8,251,524	—	8,251,524
Equity Contracts	19,893,455	2,578,565	—	22,472,020
Foreign Currency Exchange Contracts	—	60,697,285	—	60,697,285
Interest Rate Contracts	66,885,958	219,383,012	—	286,268,970
Other Contracts	—	323,415	—	323,415
Liabilities
Commodity Contracts	(1,326,194)	—	—	(1,326,194)
Credit Contracts	—	(2,114,159)	—	(2,114,159)
Equity Contracts	(30,488,844)	(17,863,591)	—	(48,352,435)

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(c)
Foreign Currency Exchange Contracts	$ —	$ (27,843,377)	$ —	$ (27,843,377)
Interest Rate Contracts	(96,780,497)	(82,440,923)	—	(179,221,420)
	$ (41,806,759)	$ 160,971,751	$ —	$ 119,164,992

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests
Assets
Opening balance, as of April 30, 2024	$ 38,085,305	$ 119,692,127	$ 432,084,007	$ 26,530,196	$ 315,824,269	$ 49,081,457	$ 17,091,812
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	(13,484,089)	—	—	—	—	—	—
Accrued discounts/premiums	—	—	842,718	21,416	225,350	102,339	—
Net realized gain (loss)	—	—	(135,075,232)	—	30,274	15	—
Net change in unrealized appreciation (depreciation)(a)	67,675	(2,430,962)	127,090,661	184,281	4,306,863	76,577	25,535
Purchases	—	16,271,504	19,425,383	—	37,714,104	—	—
Sales	—	2	(20,378,888)	—	(78,242,039)	(2,384,536)	—
Closing balance, as of July 31, 2024	$ 24,668,891	$ 133,532,671	$ 423,988,649	$ 26,735,893	$ 279,858,821	$ 46,875,852	$ 17,117,347
Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2024(a)	$ 67,675	$ (2,430,962)	$ (6,024,444)	$ 184,281	$ 3,490,801	$ 76,577	$ 25,535

	Preferred Stocks	Unfunded Floating Rate Loan Interests	Warrants	Total
Assets
Opening balance, as of April 30, 2024	$ 388,352,924	$ (65,701)	$ 9,436,259	$ 1,396,112,655
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	(3,151,880)	(16,635,969)
Accrued discounts/premiums	—	—	—	1,191,823
Net realized gain (loss)	—	—	(1,304,975)	(136,349,918)
Net change in unrealized appreciation (depreciation)(a)	(24,028,300)	51,407	4,249,373	109,593,110
Purchases	44,182,519	—	6	117,593,516
Sales	(4,464,000)	—	—	(105,469,461)
Closing balance, as of July 31, 2024	$ 404,043,143	$ (14,294)	$ 9,228,783	$ 1,366,035,756
Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2024(a)	$ (22,791,348)	$ 36,053	$ 2,944,428	$ (24,421,404)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.

unadjusted third-party pricing information in the amount of $127,028,275. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$133,532,356	Market	Revenue Multiple	1.20x - 17.50x	3.86x
			Time to Exit	0.5 - 5.1 years	2.9 years
			Volatility	40% - 80%	59%
			EBITDA Multiple	12.89x	—
		Income	Discount Rate	10% -16%	11%

Asset Backed Securities	24,668,891	Income	Discount Rate	8%	—

Non-Agency Mortgage-Backed Securities	11,593,510	Income	Discount Rate	10%	—

Corporate Bonds(b)	381,966,960	Income	Discount Rate	7% - 34%	14%
			Estimated Recovery Value	45%	—
		Market	Time to Exit	1.5 years	—
			Volatility	50%	—

Floating Rate Loan Interests	230,120,598	Income	Discount Rate	6% - 14%	9%

Fixed Rate Loan Interests	26,735,893	Income	Discount Rate	7% - 12%	9%

Other Interests	17,117,347	Income	Discount Rate	9%	—

Preferred Stock	404,043,143	Income	Discount Rate	11% - 14%	11%
		Market	Revenue Multiple	0.22 - 19.00x	9.97x
			EBITDAR Multiple	11.15x	—
			Time to Exit	0.5 - 5.0 years	2.7 years
			Volatility	40% - 95%	68%
			Gross Profit Multiple	4.40x - 17.50x	13.28x
			Market Adjustment Multiple	1.00x - 1.30x	1.10x

Warrants	9,228,783	Market	Revenue Multiple	3.75x - 10.50x	6.87x
			Time to Exit	0.4 - 5.1 years	2.4 years
			Volatility	50% - 80%	64%
		Income	Discount Rate	6% - 19%	19%
	$1,239,007,481

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
The fund valued certain of its Level 3 Direct Investments using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $6,789,000 as of July 31, 2024.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
Currency Abbreviation (continued)
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Allocation Fund, Inc.

Currency Abbreviation (continued)
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviation
ADR	American Depositary Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
COOIS	Columbia Overnight Interbank Reference Rate
DAC	Designated Activity Company
ESTR	Euro Short Term Rate
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
GMTN	Global Medium-Term Note
JIBAR	Johannesburg Interbank Average Rate
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MIBOR	Mumbai InterBank Overnight Rate
MSCI	Morgan Stanley Capital International
Portfolio Abbreviation (continued)
MXIBTIIE	Mexico Interbank TIIE 28-Day
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PIK	Payment-in-Kind
PIPE	Private Investment in Public Equity
PJSC	Public Joint Stock Company
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SPDR	Standard & Poor’s Depository Receipt
STACR	Structured Agency Credit Risk
WIBOR	Warsaw Interbank Offered Rate